UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-22656

American Funds Portfolio Series

(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive

Irvine, California 92618

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (949) 975-5000

Date of fiscal year end: October 31

Date of reporting period: April 30, 2019

Gregory F. Niland

American Funds Portfolio Series

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Reports to Stockholders

American Funds Portfolio SeriesSM
Semi-annual report for the six months ended April 30, 2019

Invest in portfolios
designed to pursue
real-life objectives.

Beginning January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, we intend to no longer mail paper copies of the fund’s shareholder reports, unless specifically requested from American Funds or your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the American Funds website (americanfunds.com); you will be notified by mail and provided with a website link to access the report each time a report is posted. If you have already elected to receive shareholder reports electronically, you will not be affected by this change and do not need to take any action. If you prefer to receive shareholder reports and other communications electronically, you may update your mailing preferences with your financial intermediary, or enroll in e-delivery at americanfunds.com (for accounts held directly with the fund).

You may elect to receive paper copies of all future reports free of charge. If you invest through a financial intermediary, you may contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the fund, you may inform American Funds that you wish to continue receiving paper copies of your shareholder reports by contacting us at (800) 421-4225. Your election to receive paper reports will apply to all funds held with American Funds or through your financial intermediary.

American Funds Portfolio Series seeks to help investors meet a wide range of investment goals, including preservation of capital, income, balance and growth. Each fund in the series is an objective-based portfolio of actively managed American Funds.

American Funds, by Capital Group, is one of the nation’s largest mutual fund families. For more than 85 years, Capital Group has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit americanfunds.com.

Here are the total returns on a $1,000 investment with all distributions reinvested for periods ended March 31, 2019 (the most recent calendar quarter-end). Also shown are the gross expense ratios as of the series prospectus dated January 1, 2019 (as supplemented to date).

	Cumulative total returns	Average annual total returns		Gross
Class A shares	1 year	5 years	Lifetime (since 5/18/12)	expense ratio

Reflecting 5.75% maximum initial sales charge:
American Funds Global Growth PortfolioSM	-3.97%	5.73%	10.24%	0.83%
American Funds Growth PortfolioSM	-1.85	7.21	11.65	0.75
American Funds Growth and Income PortfolioSM	-1.82	5.52	8.99	0.68
American Funds Moderate Growth and Income PortfolioSM	-1.90	5.02	8.02	0.73
American Funds Conservative Growth and Income PortfolioSM	-0.83	3.94	6.15	0.63

Reflecting 3.75% maximum initial sales charge:
American Funds Tax-Advantaged Growth and Income PortfolioSM	1.30	5.43	7.50	0.72

Reflecting 2.50% maximum initial sales charge:
American Funds Preservation PortfolioSM	0.40	0.74	0.67	0.70
American Funds Tax-Exempt Preservation PortfolioSM	0.31	1.42	1.47	0.74 *

*	The net expense ratio for American Funds Tax-Exempt Preservation Portfolio was 0.73% as of the series prospectus dated January 1, 2019 (as supplemented to date).

Investment results assume all distributions are reinvested and reflect applicable fees and expenses.

The portfolio series funds invest in Class R-6 shares of the underlying funds. The investment adviser is currently reimbursing a portion of other expenses for American Funds Tax-Exempt Preservation Portfolio, and has in the past reimbursed certain expenses for other funds. Fund results and the net expense ratio reflect the reimbursements, without which the results would have been lower and the expenses would have been higher. After January 1, 2020, the adviser may modify or terminate the reimbursements. Expense ratios are as of each fund’s prospectus available at the time of publication and include the weighted average expenses of the underlying funds.

For other share class results, visit americanfunds.com and americanfundsretirement.com.

Investment allocations may not achieve fund objectives. There are expenses associated with the underlying funds in addition to fund of funds expenses. The funds’ risks are directly related to the risks of the underlying funds. Refer to the series prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the series.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Contents

1	Letter to investors

4	Investment portfolios

12	Financial statements

22	Notes to financial statements

44	Financial highlights

Fellow investors:

It is our pleasure to present the semi-annual report for American Funds Portfolio Series for the six-month period ended April 30, 2019.

All the portfolios saw positive returns for the six months ended April 30, 2019, despite a sharp downturn in the markets at year-end 2018. Leading the six-month returns were American Funds Global Growth Portfolio, which gained 11.23%, and American Funds Growth Portfolio, which rose 10.17%. The more conservative portfolios, American Funds Preservation Portfolio and American Funds Tax-Exempt Preservation Portfolio, had the most modest returns at 2.94% and 2.88%, respectively.

As always, we encourage investors to keep short-term results in their proper perspective.

About the series

The American Funds Portfolio Series consists of eight funds of funds that are designed to help investors pursue real-life goals, both long and short term, within a framework that includes three broad objectives: growth, balance and preservation. These funds of funds can be used individually or in combination, based on an investor’s needs, risk tolerance and time horizon (the total length of time that an investor expects to hold a security or portfolio).

The series was created by the American Funds Portfolio Oversight Committee (the Committee), a group of seasoned investment professionals with varied backgrounds, diverse investment approaches and decades of experience. In creating the series, the Committee carefully selects a mix of individual American Funds, employing an objective-based process and rigorous analysis. The Committee regularly monitors each fund in the series.

The economy

The global economy showed signs of volatility over the first half of the series’ fiscal year. This followed a downturn that began immediately before this reporting period, which was mentioned in our previous report. We believe that downturn was driven primarily by worries about the U.S. Federal Reserve’s (the Fed’s) shrinking balance sheet. The concern was that the Fed seemed disinclined to acknowledge the downside risk created by its tightening monetary policy.

We consider the six-month reporting period to be composed of two distinct phases: the first consisting of the end of 2018, and the second consisting of the first four months of this year. The first half of the reporting period saw the emergence of weaker data in the U.S., with consumer spending dropping by 0.6% in December and real gross domestic product for 2018 reported at an annual rate of just 2.2%. In conjunction with this, signs of soft data in Europe and a loss of business confidence in China due to the trade dispute with the U.S. seemed even more worrying, and stocks declined sharply at year-end.

Market sentiment dramatically improved in January. This recovery was confirmed when the Fed signaled it would hold off on further interest rate increases. So far this year we’ve seen a strong recovery, which has continued steadily across risky asset markets — mostly equity markets, but also credit, high-yield and emerging markets. A more dovish monetary policy stance in Europe and stimulus in China also helped to boost global markets as central bankers around the world acknowledged the impact of slowing global economic growth. This recovery was most pronounced in January.

American Funds Portfolio Series	1

The stock market

Global stocks declined sharply in the fourth quarter of 2018 amid tightening U.S. monetary policy and deteriorating trade relations between the U.S. and China. The sustained selloff in higher risk asset markets was especially pronounced in December, leaving most equity markets with double-digit losses in dollar terms for the fourth quarter and full calendar year. Signs of slowing global economic growth pressured stocks as companies strained under the weight of rising tariffs and threats of further retaliation, culminating in the worst quarterly returns since 2011. However, in the second phase of the reporting period, starting in January 2019, global stocks rallied with the shifts in monetary policy and signs of progress in U.S.-China trade negotiations.

Technology stocks led markets higher amid the strongest first-quarter rally in more than two decades. Economically sensitive sectors, including energy and industrials, advanced as investors reset expectations for interest rates and the global trade environment.

European stocks followed the U.S. stock market, with a steep decline at year-end followed by a rally starting in January. Complicating matters has been the continued uncertainty around Brexit, the U.K.’s impending departure from the European Union. Still, U.K. stocks finished the first quarter with a 9% gain, lagging the overall market, and the British pound rose 2% against the dollar.

The bond market

U.S. Treasury bonds rallied as investors gravitated to safe-haven assets. This is common when riskier assets sell off. Investment-grade bonds (rated BBB/Baa and above) advanced as top officials at the Fed and the European Central Bank signaled that interest rates likely will remain low for the balance of the year, given disappointing economic data and low inflation in several key regions. The yield on Germany’s benchmark 10-year bond moved into negative territory.

Inside the series

As the eight portfolios in the series are combinations of individual funds, the results of the underlying funds are a primary driver of the series results.

Following their sharp decline in the final quarter of 2018, global stocks surged starting in January 2019, due to the factors discussed above — including optimism about global trade issues and an increasingly dovish Fed.

In general, funds with larger holdings of U.S. companies outpaced those with significant concentrations in companies domiciled outside the U.S. Growth-focused funds tended to outpace those with an income focus. Funds with an income objective tended to have larger concentrations in higher yielding companies, such as utilities and consumer staples stocks, whereas funds with a growth focus tended to have larger investments in information technology companies. Fixed income funds gained, but lagged equity funds. And within fixed income, funds with meaningful investments in corporate bonds did better than those with concentrations in high-quality government debt.

Moving forward

Overall, we believe there is reason for guarded optimism about the global economy despite the potential for volatility and uncertainty. U.S. economic data has been less robust over the past six months, and at this stage we expect growth to be tamer than in the recent past. We feel three recent factors temporarily propelled growth in 2018, and their effect may make the upcoming period seem slower. These were: first, a temporary fiscal stimulus proved very positive for growth in 2018; second, the dollar rallied in 2018, providing a modest tailwind due to the impact on exports; and last, interest rates increased in 2018 due to Fed tightening. While these factors provided pockets for growth in 2018, we expect a moderate but steady growth in the upcoming period.

As always, we appreciate the trust you’ve placed in the American Funds, and look forward to reporting to you again in six months.

Cordially,

Andrew B. Suzman
President

June 12, 2019

For current information about the series, visit americanfunds.com.

2	American Funds Portfolio Series

Results at a glance

For periods ended April 30, 2019, with all distributions reinvested for Class A shares

	Cummulative total returns		Average annual total returns
	6 months	1 year	5 years	Lifetime (since 5/18/12)

American Funds Global Growth Portfolio	11.23%	4.57%	7.70%	11.57%
MSCI All Country World Index*, †	9.37	5.06	6.96	10.68
Lipper Global Large-Cap Growth Funds Index	12.89	12.16	9.01	11.89

American Funds Growth Portfolio	10.17	6.94	9.33	13.00
Standard & Poor’s 500 Composite Index*	9.76	13.49	11.63	14.92
MSCI All Country World ex USA Index*, †	9.12	–3.23	2.83	7.09
Lipper Global Multi-Cap Growth Funds Index	12.06	6.06	8.25	11.37

American Funds Growth and Income Portfolio	8.75	5.97	7.10	10.20
Standard & Poor’s 500 Composite Index*	9.76	13.49	11.63	14.92
MSCI All Country World ex USA Index*, †	9.12	–3.23	2.83	7.09
Bloomberg Barclays Global Aggregate Index*	4.28	0.94	0.75	1.10
Lipper Mixed-Asset Target Allocation Growth Funds Index	7.73	6.06	6.68	9.53

American Funds Moderate Growth and Income Portfolio	8.36	5.66	6.53	9.15
Standard & Poor’s 500 Composite Index*	9.76	13.49	11.63	14.92
MSCI All Country World ex USA Index*, †	9.12	–3.23	2.83	7.09
Bloomberg Barclays U.S. Aggregate Index*	5.49	5.29	2.57	2.26
Lipper Mixed-Asset Target Allocation Growth Funds Index	7.73	6.06	6.68	9.53

American Funds Conservative Growth and Income Portfolio	6.55	6.61	5.25	7.20
Standard & Poor’s 500 Composite Index*	9.76	13.49	11.63	14.92
MSCI All Country World ex USA Index*, †	9.12	–3.23	2.83	7.09
Bloomberg Barclays U.S. Aggregate Index*	5.49	5.29	2.57	2.26
Lipper Mixed-Asset Target Allocation Moderate Funds Index	7.10	6.05	5.43	7.71

American Funds Tax-Advantaged Growth and Income Portfolio	7.17	6.55	6.32	8.25
Standard & Poor’s 500 Composite Index*	9.76	13.49	11.63	14.92
MSCI All Country World ex USA Index*, †	9.12	–3.23	2.83	7.09
Bloomberg Barclays Municipal Bond Index*	5.68	6.16	3.56	3.26
Lipper Mixed-Asset Target Allocation Moderate Funds Index	7.10	6.05	5.43	7.71

American Funds Preservation Portfolio	2.94	3.61	1.22	1.07
Bloomberg Barclays 1–5 Year U.S. Government/Credit A+ Index*	3.12	3.87	1.41	1.27
Lipper Short-Intermediate Investment-Grade Debt Funds Index	3.28	4.01	1.81	1.88

American Funds Tax-Exempt Preservation Portfolio	2.88	3.34	1.78	1.84
Bloomberg Barclays Municipal Bond 1–7 Year Blend Index*	3.40	4.24	1.84	1.78
Lipper Short-Intermediate Municipal Debt Funds Index	3.25	3.92	1.54	1.48

*	Sources: Bloomberg Index Services Ltd., MSCI, S&P Dow Jones Indices LLC and Thomson Reuters Lipper. The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.
†	Results reflect dividends net of withholding taxes.

The MSCI All Country World Index (ACWI) is a free float-adjusted market capitalization-weighted index that is designed to measure results of more than 40 developed and emerging equity markets. MSCI All Country World ex USA Index is a free float-adjusted market capitalization weighted index that is designed to measure equity market results of more than 40 global developed and emerging markets, excluding the United States. The S&P 500 is a market capitalization-weighted index based on the average weighted results of approximately 500 widely held common stocks. Lipper Global Large-Cap Growth Funds Index is an equally weighted index of funds that invest at least 75% of their equity assets in companies both inside and outside of the U.S. with market capitalizations (on a three-year weighted basis) above Lipper’s global large-cap floor. Global large-cap growth funds typically have above-average characteristics compared to their large-cap-specific subset of the MSCI World Index. Lipper Global Multi-Cap Growth Funds Index is an equally weighted index of funds that invest in a variety of market capitalization ranges without concentrating 75% of their equity assets in any one market capitalization range over an extended period of time. Global multi-cap growth funds typically have above-average characteristics compared to the MSCI World Index. Lipper Mixed-Asset Target Allocation Moderate Funds Index is an equally weighted index of funds that seeks to maintain a mix of between 40%–60% equity securities, with the remainder invested in bonds, cash and cash equivalents. Lipper Mixed-Asset Target Allocation Growth Funds Index is an equally weighted index of funds that seeks to maintain a mix of between 60%–80% equity securities, with the remainder invested in bonds, cash and cash equivalents. Lipper Short-Intermediate Investment-Grade Debt Funds Index is an equally weighted index of funds that invest primarily in investment-grade debt issues (rated BBB/Baa and above) with dollar-weighted average maturities of one to five years. Lipper Short-Intermediate Municipal Debt Funds Index is an equally weighted index of funds that invest in municipal debt issues with dollar-weighted average maturities of five to 10 years. Lipper indexes track the largest mutual funds (no more than 30), represented by one share class per fund, in the corresponding Lipper category. Bloomberg Barclays Municipal Bond Index is a market-value-weighted index designed to represent the long-term investment-grade tax-exempt bond market. Bloomberg Barclays Global Aggregate Index represents the global investment-grade fixed income markets. Bloomberg Barclays U.S. Aggregate Index represents the U.S. investment-grade fixed-rate bond market. Bloomberg Barclays 1–5 Year U.S. Government/ Credit A+ Index is a market-value weighted index that tracks the total return results of fixed-rate, publicly placed, dollar-denominated obligations issued by the U.S. Treasury, U.S. government agencies, quasi-federal corporations, corporate or foreign debt guaranteed by the U.S. government, and U.S. corporate and foreign debentures and secured notes that meet specified maturity, liquidity and quality requirements, with maturities of one to five years, including A-rated securities and above. Bloomberg Barclays Municipal Bond 1–7 Year Blend Index is a market-value-weighted index that includes investment-grade tax-exempt bonds with maturities of one to seven years.

American Funds Portfolio Series	3

American Funds Global Growth Portfolio	unaudited
Investment portfolio April 30, 2019

Growth funds 70%	Shares	Value (000)
EuroPacific Growth Fund, Class R-6	17,340,955	$909,707
New Perspective Fund, Class R-6	16,387,867	729,424
The Growth Fund of America, Class R-6	10,877,277	549,955
SMALLCAP World Fund, Inc., Class R-6	6,426,759	366,775
		2,555,861

Growth-and-income funds 30%
Fundamental Investors, Class R-6	9,035,793	547,750
Capital World Growth and Income Fund, Class R-6	11,092,306	544,743
		1,092,493

Total investment securities 100% (cost: $3,411,896,000)		3,648,354
Other assets less liabilities 0%		(1,226)

Net assets 100%		$3,647,128

See notes to financial statements

4	American Funds Portfolio Series

American Funds Growth Portfolio	unaudited
Investment portfolio April 30, 2019

Growth funds 65%	Shares	Value (000)
The Growth Fund of America, Class R-6	32,392,087	$1,637,744
AMCAP Fund, Class R-6	49,784,952	1,637,427
EuroPacific Growth Fund, Class R-6	23,393,433	1,227,219
SMALLCAP World Fund, Inc., Class R-6	14,416,800	822,767
		5,325,157

Growth-and-income funds 35%
Fundamental Investors, Class R-6	26,999,104	1,636,686
The Investment Company of America, Class R-6	31,580,852	1,227,232
		2,863,918

Total investment securities 100% (cost: $7,329,306,000)		8,189,075
Other assets less liabilities 0%		(3,041)

Net assets 100%		$8,186,034

See notes to financial statements

American Funds Portfolio Series	5

American Funds Growth and Income Portfolio	unaudited
Investment portfolio April 30, 2019

Growth funds 15%	Shares	Value (000)
The Growth Fund of America, Class R-6	28,602,471	$1,446,141

Growth-and-income funds 50%
The Investment Company of America, Class R-6	61,818,974	2,402,286
Capital World Growth and Income Fund, Class R-6	48,741,973	2,393,718
		4,796,004

Equity-income and Balanced funds 25%
Capital Income Builder, Class R-6	23,452,306	1,436,454
American Balanced Fund, Class R-6	34,982,785	956,079
		2,392,533

Fixed income funds 10%
The Bond Fund of America, Class R-6	74,460,206	957,558

Total investment securities 100% (cost: $8,850,326,000)		9,592,236
Other assets less liabilities 0%		(3,553)

Net assets 100%		$9,588,683

See notes to financial statements

6	American Funds Portfolio Series

American Funds Moderate Growth and Income Portfolio	unaudited
Investment portfolio April 30, 2019

Growth funds 10%	Shares	Value (000)
New Perspective Fund, Class R-6	19,796,453	$881,140

Growth-and-income funds 25%
Capital World Growth and Income Fund, Class R-6	26,652,626	1,308,910
Washington Mutual Investors Fund, Class R-6	18,663,602	871,777
		2,180,687

Equity-income and Balanced funds 50%
American Balanced Fund, Class R-6	79,452,277	2,171,430
American Funds Global Balanced Fund, Class R-6	66,478,993	2,171,204
		4,342,634

Fixed income funds 15%
The Bond Fund of America, Class R-6	101,334,324	1,303,160

Total investment securities 100% (cost: $7,935,609,000)		8,707,621
Other assets less liabilities 0%		(3,230)

Net assets 100%		$8,704,391

Investments in affiliates

This holding is an affiliate of the fund under the Investment Company Act of 1940 since the fund holds 5% or more of the underlying fund’s outstanding voting shares. Further details on this holding and related transactions during the six months ended April 30, 2019, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Net realized gain (000)	Net unrealized appreciation (000)	Dividend income (000)	Value of affiliate at 4/30/2019 (000)
Equity-income and Balanced funds 25%
American Funds Global Balanced Fund, Class R-6	63,071,707	3,407,286	—	66,478,993	$—	$141,902	$22,474	$2,171,204

See notes to financial statements

American Funds Portfolio Series	7

American Funds Conservative Growth and Income Portfolio	unaudited
Investment portfolio April 30, 2019

Growth-and-income funds 20%	Shares	Value (000)
American Mutual Fund, Class R-6	24,773,725	$1,029,596

Equity-income and Balanced funds 50%
Capital Income Builder, Class R-6	20,955,183	1,283,504
The Income Fund of America, Class R-6	57,013,421	1,283,372
		2,566,876

Fixed income funds 30%
American High-Income Trust, Class R-6	75,288,474	771,707
U.S. Government Securities Fund, Class R-6	56,343,365	771,341
		1,543,048

Total investment securities 100% (cost: $4,807,650,000)		5,139,520
Other assets less liabilities 0%		(1,744)

Net assets 100%		$5,137,776

Investments in affiliates

This holding is an affiliate of the fund under the Investment Company Act of 1940 since the fund holds 5% or more of the underlying fund’s outstanding voting shares. Further details on this holding and related transactions during the six months ended April 30, 2019, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Net realized loss (000)	Net unrealized appreciation (000)	Dividend income (000)	Value of affiliate at 4/30/2019 (000)
Fixed income funds 15%
U.S. Government Securities Fund, Class R-6	54,399,391	3,498,098	1,554,124	56,343,365	$(481)	$27,170	$8,357	$771,341

See notes to financial statements

8	American Funds Portfolio Series

American Funds Tax-Advantaged Growth and Income Portfolio	unaudited
Investment portfolio April 30, 2019

Growth-and-income funds 50%	Shares	Value (000)
Capital World Growth and Income Fund, Class R-6	10,382,055	$509,863
American Mutual Fund, Class R-6	9,212,024	382,852
Washington Mutual Investors Fund, Class R-6	8,196,293	382,849
		1,275,564

Tax-exempt fixed income funds 50%
American High-Income Municipal Bond Fund, Class R-6	39,820,986	637,931
The Tax-Exempt Bond Fund of America, Class R-6	48,837,780	637,333
		1,275,264

Total investment securities 100% (cost: $2,411,670,000)		2,550,828
Other assets less liabilities 0%		(573)

Net assets 100%		$2,550,255

Investments in affiliates

This holding is an affiliate of the fund under the Investment Company Act of 1940 since the fund holds 5% or more of the underlying fund’s outstanding voting shares. Further details on this holding and related transactions during the six months ended April 30, 2019, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Net realized loss (000)	Net unrealized appreciation (000)	Dividend income (000)	Value of affiliate at 4/30/2019 (000)
Tax-exempt fixed income funds 25%
American High-Income Municipal Bond Fund, Class R-6	36,848,019	3,737,170	764,203	39,820,986	$(217)	$20,272	$11,834	$637,931

See notes to financial statements

American Funds Portfolio Series	9

American Funds Preservation Portfolio	unaudited
Investment portfolio April 30, 2019

Fixed income funds 100%	Shares	Value (000)
Intermediate Bond Fund of America, Class R-6	64,367,999	$861,887
Short-Term Bond Fund of America, Class R-6	57,922,548	574,592
		1,436,479

Total investment securities 100% (cost: $1,447,208,000)		1,436,479
Other assets less liabilities 0%		(437)

Net assets 100%		$1,436,042

Investments in affiliates

This holding is an affiliate of the fund under the Investment Company Act of 1940 since the fund holds 5% or more of the underlying fund’s outstanding voting shares. Further details on this holding and related transactions during the six months ended April 30, 2019, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Net realized loss (000)	Net unrealized appreciation (000)	Dividend income (000)	Value of affiliate at 4/30/2019 (000)
Fixed income funds 40%
Short-Term Bond Fund of America, Class R-6	55,795,584	3,845,848	1,718,884	57,922,548	$(179)	$8,143	$5,982	$574,592

See notes to financial statements

10	American Funds Portfolio Series

American Funds Tax-Exempt Preservation Portfolio	unaudited
Investment portfolio April 30, 2019

Tax-exempt fixed income funds 100%	Shares	Value (000)
Limited Term Tax-Exempt Bond Fund of America, Class R-6	19,217,643	$301,909
American Funds Short-Term Tax-Exempt Bond Fund, Class R-6	12,823,552	129,390
		431,299

Total investment securities 100% (cost: $436,858,000)		431,299
Other assets less liabilities 0%		(67)

Net assets 100%		$431,232

Investments in affiliates

These holdings are affiliates of the fund under the Investment Company Act of 1940 since the fund holds 5% or more of each underlying fund’s outstanding voting shares. Further details on these holdings and related transactions during the six months ended April 30, 2019, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Net realized loss (000)	Net unrealized appreciation (000)	Dividend income (000)	Value of affiliates at 4/30/2019 (000)
Tax-exempt fixed income funds 100%
Limited Term Tax-Exempt Bond Fund of America, Class R-6	18,254,879	2,707,302	1,744,538	19,217,643	$(235)	$7,008	$3,366	$301,909
American Funds Short-Term Tax-Exempt Bond Fund, Class R-6	12,045,239	1,869,828	1,091,515	12,823,552	(70)	1,569	1,080	129,390
Total 100%					$(305)	$8,577	$4,446	$431,299

See notes to financial statements

American Funds Portfolio Series	11

Financial statements

Statements of assets and liabilities
at April 30, 2019

	Global Growth Portfolio	Growth Portfolio	Growth and Income Portfolio
Assets:
Investment securities, at value:
Unaffiliated issuers	$3,648,354	$8,189,075	$9,592,236
Affiliated issuers	—	—	—
Receivables for:
Sales of fund’s shares	2,282	7,823	8,189
Dividends	—	—	2,311
Total assets	3,650,636	8,196,898	9,602,736

Liabilities:
Payables for:
Purchases of investments	633	2,982	5,034
Repurchases of fund’s shares	1,659	4,846	5,465
Services provided by related parties	1,180	2,948	3,479
Trustees’ deferred compensation	11	24	32
Other	25	64	43
Total liabilities	3,508	10,864	14,053
Net assets at April 30, 2019	$3,647,128	$8,186,034	$9,588,683

Net assets consist of:
Capital paid in on shares of beneficial interest	$3,250,593	$6,882,642	$8,459,008
Total distributable earnings (accumulated loss)	396,535	1,303,392	1,129,675
Net assets at April 30, 2019	$3,647,128	$8,186,034	$9,588,683

Investment securities, at cost:
Unaffiliated issuers	$3,411,896	$7,329,306	$8,850,326
Affiliated issuers	—	—	—

See notes to financial statements

12	American Funds Portfolio Series

unaudited

(dollars in thousands)

Moderate Growth and Income Portfolio	Conservative Growth and Income Portfolio	Tax-Advantaged Growth and Income Portfolio	Preservation Portfolio	Tax-Exempt Preservation Portfolio

$6,536,417	$4,368,179	$1,912,897	$861,887	$—
2,171,204	771,341	637,931	574,592	431,299
8,626	3,412	3,544	2,227	937
3,132	5,677	3,573	2,954	763
8,719,379	5,148,609	2,557,945	1,441,660	432,999

6,316	6,328	4,487	3,971	1,487
5,451	2,756	2,630	1,184	213
3,163	1,717	566	448	65
28	19	7	6	2
30	13	—	9	—
14,988	10,833	7,690	5,618	1,767
$8,704,391	$5,137,776	$2,550,255	$1,436,042	$431,232

$7,741,628	$4,722,398	$2,367,353	$1,450,431	$444,308
962,763	415,378	182,902	(14,389)	(13,076)
$8,704,391	$5,137,776	$2,550,255	$1,436,042	$431,232

$5,881,618	$4,026,563	$1,790,741	$868,336	$—
2,053,991	781,087	620,929	578,872	436,858

American Funds Portfolio Series	13

Statements of assets and liabilities
at April 30, 2019

		Global Growth Portfolio	Growth Portfolio	Growth and Income Portfolio
Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized
Class A:	Net assets	$1,987,428	$4,676,564	$6,009,087
	Shares outstanding	118,023	252,056	397,798
	Net asset value per share	$16.84	$18.55	$15.11
Class C:	Net assets	$386,926	$971,735	$1,249,643
	Shares outstanding	23,331	53,262	83,279
	Net asset value per share	$16.58	$18.24	$15.01
Class T:	Net assets	$11	$12	$11
	Shares outstanding	1	1	1
	Net asset value per share	$16.85	$18.55	$15.11
Class F-1:	Net assets	$80,691	$106,731	$180,560
	Shares outstanding	4,785	5,754	11,954
	Net asset value per share	$16.86	$18.55	$15.11
Class F-2:	Net assets	$404,053	$564,616	$664,661
	Shares outstanding	23,915	30,314	43,932
	Net asset value per share	$16.90	$18.63	$15.13
Class F-3:	Net assets	$69,940	$113,074	$99,976
	Shares outstanding	4,148	6,085	6,616
	Net asset value per share	$16.86	$18.58	$15.11
Class 529-A:	Net assets	$329,830	$864,570	$567,842
	Shares outstanding	19,620	46,666	37,608
	Net asset value per share	$16.81	$18.53	$15.10
Class 529-C:	Net assets	$80,810	$199,188	$167,412
	Shares outstanding	4,870	10,925	11,145
	Net asset value per share	$16.59	$18.23	$15.02
Class 529-E:	Net assets	$13,014	$36,717	$24,711
	Shares outstanding	778	1,994	1,640
	Net asset value per share	$16.73	$18.41	$15.07
Class 529-T:	Net assets	$13	$13	$12
	Shares outstanding	1	1	1
	Net asset value per share	$16.85	$18.55	$15.11
Class 529-F-1:	Net assets	$36,883	$98,884	$52,436
	Shares outstanding	2,187	5,317	3,469
	Net asset value per share	$16.87	$18.60	$15.11
Class ABLE-A:	Net assets	$243	$720	$666
	Shares outstanding	15	39	44
	Net asset value per share	$16.77	$18.48	$15.09

See notes to financial statements

14	American Funds Portfolio Series

unaudited

(dollars and shares in thousands, except per-share amounts)

Moderate Growth and Income Portfolio	Conservative Growth and Income Portfolio	Tax-Advantaged Growth and Income Portfolio	Preservation Portfolio	Tax-Exempt Preservation Portfolio
$5,275,191	$3,542,859	$1,759,837	$964,411	$329,608
353,515	280,871	128,261	97,407	33,764
$14.92	$12.61	$13.72	$9.90	$9.76
$1,153,073	$679,752	$298,316	$116,424	$40,210
77,772	54,192	21,896	11,776	4,125
$14.83	$12.54	$13.62	$9.89	$9.75
$11	$11	$11	$10	$10
1	1	1	1	1
$14.93	$12.62	$13.72	$9.90	$9.76
$146,105	$84,538	$216,667	$21,147	$4,212
9,790	6,698	15,798	2,136	431
$14.92	$12.62	$13.71	$9.90	$9.77
$693,655	$372,307	$223,855	$92,728	$53,748
46,417	29,475	16,292	9,365	5,505
$14.94	$12.63	$13.74	$9.90	$9.76
$123,854	$57,218	$51,569	$4,242	$3,444
8,297	4,535	3,756	428	353
$14.93	$12.62	$13.73	$9.90	$9.76
$375,412	$157,959		$115,417
25,163	12,529	Not applicable	11,661	Not applicable
$14.92	$12.61		$9.90
$120,320	$50,901		$28,492
8,101	4,055	Not applicable	2,881	Not applicable
$14.85	$12.55		$9.89
$14,143	$6,788		$4,585
950	539	Not applicable	463	Not applicable
$14.89	$12.60		$9.89
$12	$11		$10
1	1	Not applicable	1	Not applicable
$14.93	$12.62		$9.90
$46,910	$24,246		$23,793
3,140	1,921	Not applicable	2,404	Not applicable
$14.94	$12.62		$9.90
$523	$357		$147
35	28	Not applicable	15	Not applicable
$14.92	$12.60		$9.90

American Funds Portfolio Series	15

Statements of assets and liabilities
at April 30, 2019

		Global Growth Portfolio	Growth Portfolio	Growth and Income Portfolio
Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized
Class R-1:	Net assets	$4,790	$20,697	$12,224
	Shares outstanding	287	1,131	813
	Net asset value per share	$16.67	$18.30	$15.04
Class R-2:	Net assets	$83,281	$191,305	$155,268
	Shares outstanding	5,036	10,492	10,359
	Net asset value per share	$16.54	$18.23	$14.99
Class R-2E:	Net assets	$5,689	$10,304	$13,112
	Shares outstanding	341	562	871
	Net asset value per share	$16.68	$18.33	$15.06
Class R-3:	Net assets	$53,394	$121,711	$104,102
	Shares outstanding	3,193	6,603	6,916
	Net asset value per share	$16.72	$18.43	$15.05
Class R-4:	Net assets	$23,474	$63,372	$71,509
	Shares outstanding	1,396	3,421	4,735
	Net asset value per share	$16.82	$18.52	$15.10
Class R-5E:	Net assets	$5,327	$12,993	$9,018
	Shares outstanding	317	702	597
	Net asset value per share	$16.80	$18.52	$15.09
Class R-5:	Net assets	$8,669	$22,845	$22,445
	Shares outstanding	511	1,221	1,481
	Net asset value per share	$16.98	$18.71	$15.16
Class R-6:	Net assets	$72,662	$109,983	$183,988
	Shares outstanding	4,271	5,892	12,155
	Net asset value per share	$17.01	$18.67	$15.14

See notes to financial statements

16	American Funds Portfolio Series

unaudited

(dollars and shares in thousands, except per-share amounts)

Moderate Growth and Income Portfolio	Conservative Growth and Income Portfolio	Tax-Advantaged Growth and Income Portfolio	Preservation Portfolio	Tax-Exempt Preservation Portfolio

$12,749	$1,550		$424
858	123	Not applicable	43	Not applicable
$14.85	$12.56		$9.90
$118,138	$39,032		$15,271
7,966	3,112	Not applicable	1,547	Not applicable
$14.83	$12.54		$9.87
$9,394	$620		$1,017
630	49	Not applicable	103	Not applicable
$14.91	$12.61		$9.90
$129,870	$32,472		$17,171
8,726	2,579	Not applicable	1,736	Not applicable
$14.88	$12.59		$9.89
$99,562	$31,054		$10,382
6,672	2,461	Not applicable	1,048	Not applicable
$14.92	$12.62		$9.90
$11,138	$5,016		$1,100
746	398	Not applicable	111	Not applicable
$14.93	$12.60		$9.91
$21,839	$7,187		$2,010
1,460	568	Not applicable	203	Not applicable
$14.96	$12.64		$9.91
$352,492	$43,898		$17,261
23,570	3,474	Not applicable	1,742	Not applicable
$14.95	$12.64		$9.91

American Funds Portfolio Series	17

Statements of operations
for the six months ended April 30, 2019

	Global Growth Portfolio		Growth Portfolio		Growth and Income Portfolio
Investment income:
Income:
Dividends:
Unaffiliated issuers	$38,018		$72,877		$119,109
Affiliated issuers	—		—		—
	38,018		72,877		119,109
Fees and expenses*:
Distribution services	5,278		13,137		15,760
Transfer agent services	2,214		4,663		3,840
Reports to shareholders	78		169		209
Registration statement and prospectus	460		667		640
Trustees’ compensation	6		14		16
Auditing and legal	9		10		11
Custodian	6		6		6
Other	146		372		268
Total fees and expenses before waivers/reimbursements	8,197		19,038		20,750
Less waivers/reimbursements of fees and expenses:
ABLE plan services fee waivers	—	†	—	†	—	†
Transfer agent services reimbursements	—	†	—	†	—	†
Miscellaneous fee reimbursements	—		—		—
Total waivers/reimbursements of fees and expenses	—	†	—	†	—	†
Total fees and expenses after waivers/reimbursements	8,197		19,038		20,750
Net investment income	29,821		53,839		98,359

Net realized gain (loss) and unrealized appreciation:
Net realized (loss) gain on sale of investments:
Unaffiliated issuers	(6,230)		(884)		(745)
Affiliated issuers	—		—		—
Capital gain distributions received	167,627		446,511		390,321
	161,397		445,627		389,576
Net unrealized appreciation on investments:
Unaffiliated issuers	172,041		241,411		269,480
Affiliated issuers	—		—		—
	172,041		241,411		269,480

Net realized gain (loss) and unrealized appreciation	333,438		687,038		659,056
Net increase in net assets resulting from operations	$363,259		$740,877		$757,415

*	Additional information related to class-specific fees and expenses is included in the notes to financial statements.
†	Amount less than one thousand.

See notes to financial statements

18	American Funds Portfolio Series

unaudited

(dollars in thousands)

Moderate Growth and Income Portfolio		Conservative Growth and Income Portfolio		Tax-Advantaged Growth and Income Portfolio		Preservation Portfolio		Tax-Exempt Preservation Portfolio

$79,589		$83,059		$23,428		$9,219		$—
22,474		8,357		11,834		5,982		4,446
102,063		91,416		35,262		15,201		4,446

14,423		8,431		4,043		2,290		699
2,896		1,435		552		592		91
193		117		57		36		11
576		363		282		235		124
15		8		4		2		1
10		10		9		8		8
5		6		6		6		6
190		83		5		56		1
18,308		10,453		4,958		3,225		941

—	†	—	†	—		—	†	—
—	†	—	†	—	†	—	†	—
—		—		—		—		89
—	†	—	†	—	†	—	†	89
18,308		10,453		4,958		3,225		852
83,755		80,963		30,304		11,976		3,594

(1,435)		(413)		(621)		(270)		(1)
—		(481)		(217)		(179)		(305)
182,568		84,243		41,459		—		—
181,133		83,349		40,621		(449)		(306)

256,732		119,977		73,190		21,170		(1)
141,902		27,170		20,272		8,143		8,577
398,634		147,147		93,462		29,313		8,576
579,767		230,496		134,083		28,864		8,270
$663,522		$311,459		$164,387		$40,840		$11,864

American Funds Portfolio Series	19

Statements of changes in net assets

	Global Growth Portfolio		Growth Portfolio		Growth and Income Portfolio
	Six months ended April 30 2019*	Year ended October 31 2018	Six months ended April 30 2019*	Year ended October 31 2018	Six months ended April 30 2019*	Year ended October 31 2018
Operations:
Net investment income	$29,821	$16,854	$53,839	$34,773	$98,359	$135,118
Net realized gain (loss)	161,397	143,531	445,627	353,360	389,576	342,452
Net unrealized appreciation (depreciation)	172,041	(268,199)	241,411	(331,079)	269,480	(480,425)
Net increase (decrease) in net assets resulting from operations	363,259	(107,814)	740,877	57,054	757,415	(2,855)

Distributions paid to shareholders	(162,581)	(159,183)	(382,452)	(191,087)	(414,717)	(268,011)

Net capital share transactions	217,818	911,418	880,264	1,346,192	731,515	1,223,319

Total increase (decrease) in net assets	418,496	644,421	1,238,689	1,212,159	1,074,213	952,453

Net assets:
Beginning of period	3,228,632	2,584,211	6,947,345	5,735,186	8,514,470	7,562,017
End of period	$3,647,128	$3,228,632	$8,186,034	$6,947,345	$9,588,683	$8,514,470

*	Unaudited.

See notes to financial statements

20	American Funds Portfolio Series

(dollars in thousands)

Moderate Growth and Income Portfolio		Conservative Growth and Income Portfolio		Tax-Advantaged Growth and Income Portfolio		Preservation Portfolio		Tax-Exempt Preservation Portfolio
Six months ended April 30 2019*	Year ended October 31 2018	Six months ended April 30 2019*	Year ended October 31 2018	Six months ended April 30 2019*	Year ended October 31 2018	Six months ended April 30 2019*	Year ended October 31 2018	Six months ended April 30 2019*	Year ended October 31 2018

$83,755	$123,001	$80,963	$139,040	$30,304	$48,778	$11,976	$20,531	$3,594	$6,852
181,133	212,915	83,349	76,126	40,621	45,371	(449)	(2,938)	(306)	(634)
398,634	(399,743)	147,147	(208,573)	93,462	(81,664)	29,313	(29,256)	8,576	(9,152)

663,522	(63,827)	311,459	6,593	164,387	12,485	40,840	(11,663)	11,864	(2,934)
(275,097)	(254,054)	(146,771)	(158,868)	(71,018)	(76,752)	(11,594)	(20,250)	(3,568)	(6,795)
590,853	1,305,229	288,330	287,558	214,346	609,191	43,168	(46,576)	22,701	(25,558)
979,278	987,348	453,018	135,283	307,715	544,924	72,414	(78,489)	30,997	(35,287)

7,725,113	6,737,765	4,684,758	4,549,475	2,242,540	1,697,616	1,363,628	1,442,117	400,235	435,522
$8,704,391	$7,725,113	$5,137,776	$4,684,758	$2,550,255	$2,242,540	$1,436,042	$1,363,628	$431,232	$400,235

American Funds Portfolio Series	21

Notes to financial statements	unaudited

1. Organization

American Funds Portfolio Series (the “series”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The series consists of eight funds (the “funds”). The assets of each fund are segregated, with each fund accounted for separately. The funds’ investment objectives are as follows:

American Funds Global Growth Portfolio	Seeks long-term growth of capital.
American Funds Growth Portfolio	Seeks long-term growth of capital.
American Funds Growth and Income Portfolio	Seeks long-term growth of capital while providing current income.
American Funds Moderate Growth and Income Portfolio	Seeks current income and long-term growth of capital and income.
American Funds Conservative Growth and Income Portfolio	Seeks current income and, secondarily, long-term growth of capital.
American Funds Tax-Advantaged Growth and Income Portfolio	Seeks current income, a portion of which is exempt from regular federal income tax, while secondarily striving for long-term growth of capital.
American Funds Preservation Portfolio	Seeks current income, consistent with preservation of capital.
American Funds Tax-Exempt Preservation Portfolio	Seeks current income that is exempt from regular federal income tax, consistent with preservation of capital.

Each fund will attempt to achieve its investment objectives by investing in a mix of American Funds (the “underlying funds”) in different combinations and weightings. Capital Research and Management Company (“CRMC”), the series’ investment adviser, is also the investment adviser to the underlying funds.

The Global Growth Portfolio, Growth Portfolio, Growth and Income Portfolio, Moderate Growth and Income Portfolio, Conservative Growth and Income Portfolio and Preservation Portfolio each have 20 share classes consisting of six retail share classes (Classes A, C, T, F-1, F-2 and F-3), five 529 college savings plan share classes (Classes 529-A, 529-C, 529-E, 529-T and 529-F-1), one tax-advantaged share class for individuals with disabilities (Class ABLE-A) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The Tax-Advantaged Growth and Income Portfolio and Tax-Exempt Preservation Portfolio each have six retail share classes (Classes A, C, T, F-1, F-2 and F-3). The funds’ share classes are described further in the following table:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A, 529-A and ABLE-A	Up to 2.50% for Preservation Portfolio and Tax-Exempt Preservation Portfolio; up to 3.75% for Tax-Advantaged Growth and Income Portfolio; up to 5.75% for all other funds	None (except 1% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years
Class 529-C	None	1% for redemptions within one year of purchase	Class 529-C converts to Class 529-A after 10 years
Class 529-E	None	None	None
Classes T and 529-T*	Up to 2.50%	None	None
Classes F-1, F-2, F-3 and 529-F-1	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None
*	Class T and 529-T shares are not available for purchase.

Holders of all share classes of each fund have equal pro rata rights to the assets, dividends and liquidation proceeds of each fund held. Each share class of each fund has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution and transfer agent services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class of each fund.

22	American Funds Portfolio Series

2. Significant accounting policies

Each fund in the series is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. Each fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the series’ investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The funds follow the significant accounting policies in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the funds as of the date the trades are executed. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. Dividend income is recognized on the ex-dividend date.

Fees and expenses — The fees and expenses of the underlying funds are not included in the fees and expenses reported for each of the funds; however, they are indirectly reflected in the valuation of each of the underlying funds. These fees are included in the net effective expense ratios that are provided as supplementary information in the financial highlights tables.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes of each fund based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class of each fund.

Distributions paid to shareholders — Income dividends and capital gain distributions are recorded on each fund’s ex-dividend date.

3. Valuation

Security valuation — The net asset value of each share class of each fund is calculated based on the reported net asset values of the underlying funds in which each fund invests. The net asset value of each underlying fund is calculated based on the policies and procedures of the underlying fund contained in each underlying fund’s statement of additional information. Generally, the funds and the underlying funds determine the net asset value of each share class as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Processes and structure — The series’ board of trustees has delegated authority to the series’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The series’ board and audit committee also regularly review reports that describe fair value determinations and methods. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The series’ investment adviser classifies each fund’s assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. At April 30, 2019, all of the investment securities held by each fund were classified as Level 1.

4. Risk factors

Investing in the funds may involve certain risks including, but not limited to, those described below.

Allocation risk — Investments in each fund are subject to risks related to the investment adviser’s allocation choices. The selection of the underlying funds and the allocation of each fund’s assets could cause the funds to lose value or their results to lag relevant benchmarks or other funds with similar objectives.

American Funds Portfolio Series	23

Fund structure — Each fund invests in underlying funds and incurs expenses related to the underlying funds. In addition, investors in each fund will incur fees to pay for certain expenses related to the operations of the fund. An investor holding the underlying funds directly and in the same proportions as each fund would incur lower overall expenses but would not receive the benefit of the portfolio management and other services provided by each fund.

Underlying fund risks — Because each fund’s investments consist of underlying funds, each fund’s risks are directly related to the risks of the underlying funds. For this reason, it is important to understand the risks associated with investing in the underlying funds, as described below and on the following pages.

Market conditions — The prices of, and the income generated by, the common stocks, bonds and other securities held by the underlying funds may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the underlying funds may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation against the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in stocks — Investing in stocks may involve larger price swings and greater potential for loss than other types of investments. As a result, the value of the underlying funds may be subject to sharp, short-term declines in value. Income provided by an underlying fund may be reduced by changes in the dividend policies of, and the capital resources available at, the companies in which the underlying fund invests.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments.

Investing in income-oriented stocks — The value of an underlying fund’s securities and income provided by an underlying fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the underlying fund invests.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by an underlying fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. A general rise in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having failing to recoup the full amount of its initial investment and to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. A downgrade or default affecting any of the underlying funds’ securities could cause the value of the underlying funds’ shares to decrease. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the underlying fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The underlying funds’ investment adviser relies on its own credit analysts to research issuers and issues in seeking to assess credit and default risks.

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in lower quality, higher yielding debt securities rated Ba1 or below and BB+ or below by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser or unrated but determined by the investment adviser to be of equivalent quality, which securities are sometimes referred to as “junk bonds.”

24	American Funds Portfolio Series

Investing in small companies — Investing in smaller companies may pose additional risks. For example, it is often more difficult to value or dispose of small company stocks and more difficult to obtain information about smaller companies than about larger companies. Furthermore, smaller companies often have limited product lines, operating histories, markets and/or financial resources, may be dependent on one or a few key persons for management, and can be more susceptible to losses. Moreover, the prices of their stocks may be more volatile than stocks of larger, more established companies, particularly during times of market turmoil.

Currency — The prices of, and the income generated by, many debt securities held by the underlying funds may also be affected by changes in relative currency values. If the U.S. dollar appreciates against foreign currencies, the value in U.S. dollars of an underlying fund’s securities denominated in such currencies would generally fall and vice versa. U.S. dollar-denominated securities of foreign issuers may also be affected by changes in relative currency values.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations or revenues outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by an underlying fund. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, emerging market countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the underlying fund’s net asset value. Additionally, emerging markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from or more acute than the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt, potentially increasing the volatility of the securities and an underlying fund’s net asset value. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in an underlying fund having to reinvest the proceeds in lower yielding securities, effectively reducing the underlying fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the underlying fund’s cash available for reinvestment in higher yielding securities. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations and the value of property that secures the mortgages may decline in value and be insufficient, upon foreclosure, to repay the associated loans. Investments in asset-backed securities are subject to similar risks.

Investing in future delivery contracts — An underlying fund may enter into contracts, such as to-be-announced contracts and mortgage dollar rolls, that involve an underlying fund selling mortgage-related securities and simultaneously contracting to repurchase similar securities for delivery at a future date at a predetermined price. This can increase the underlying fund’s market exposure, and the market price of the securities that the underlying fund contracts to repurchase could drop below their purchase

American Funds Portfolio Series	25

price. While an underlying fund can preserve and generate capital through the use of such contracts by, for example, realizing the difference between the sale price and the future purchase price, the income generated by the underlying fund may be reduced by engaging in such transactions. In addition, these transactions may increase the turnover rate of the underlying fund.

The fund may invest in inflation-linked bonds issued by U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations. Inflation-linked bonds are structured to protect against inflation by linking the bond’s principal and interest payments to an inflation index, such as the Consumer Price Index for Urban Consumers, so that principal and interest adjust to reflect changes in the index.

Investing in inflation linked bonds — The values of inflation linked bonds generally fluctuate in response to changes in real interest rates — i.e., rates of interest after factoring in inflation. A rise in real interest rates may cause the prices of inflation linked securities to fall, while a decline in real interest rates may cause the prices to increase. Inflation linked bonds may experience greater losses than other debt securities with similar durations when real interest rates rise faster than nominal interest rates. There can be no assurance that the value of an inflation linked security will be directly correlated to changes in interest rates; for example, if interest rates rise for reasons other than inflation, the increase may not be reflected in the security’s inflation measure.

Investing in inflation linked bonds may also reduce an underlying fund’s distributable income during periods of deflation. If prices for goods and services decline throughout the economy, the principal and income on inflation linked securities may decline and result in losses to the underlying fund.

Liquidity risk — Certain underlying fund holdings may be or become difficult or impossible to sell, particularly during times of market turmoil. Illiquidity may result from the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the underlying fund may be unable to sell such holdings when necessary to meet its liquidity needs or may be forced to sell at a loss.

Credit and liquidity support — Changes in the credit quality of banks and financial institutions providing credit and liquidity support features with respect to securities held by the underlying fund could cause the values of these securities to decline.

Investing in municipal securities — The yield and/or value of the fund’s investments in municipal securities may be adversely affected by events tied to the municipal securities markets, which can be very volatile and significantly impacted by unfavorable legislative or political developments and negative changes in the financial conditions of municipal securities issuers and the economy. To the extent the fund invests in obligations of a municipal issuer, the volatility, credit quality and performance of the fund may be adversely impacted by local political and economic conditions of the issuer. For example, a credit rating downgrade, bond default or bankruptcy involving an issuer within a particular state or territory could affect the market values and marketability of many or all municipal obligations of that state or territory. Income from municipal securities held by the fund could also be declared taxable because of changes in tax laws or interpretations by taxing authorities or as a result of noncompliant conduct of a municipal issuer. Additionally, the relative amount of publicly available information about municipal securities is generally less than that for corporate securities.

Investing in similar municipal bonds — Investing significantly in municipal obligations of multiple issuers in the same state or backed by revenues of similar types of projects or industries may make an underlying fund more susceptible to certain economic, political or regulatory occurrences. As a result, the potential for fluctuations in the underlying fund’s share price may increase.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may expose the underlying fund to losses in excess of its initial investment. Derivatives may be difficult to value, difficult for the underlying fund to buy or sell at an opportune time or price and difficult to terminate or otherwise offset. The underlying fund’s use of derivatives may result in losses to the underlying fund, and investing in derivatives may reduce the underlying fund’s returns and increase the underlying fund’s price volatility. The underlying fund’s counterparty to a derivative transaction (including, if applicable, the underlying fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction.

Nondiversification risk — As some of the underlying funds are nondiversified, those funds have the ability to invest a larger percentage of their assets in the securities of a smaller number of issuers than a diversified fund. Therefore, poor performance by a single large holding could adversely impact that fund’s investment results more than if the fund were invested in a larger number of issuers.

26	American Funds Portfolio Series

Management — The investment adviser to each fund and to the underlying funds actively manages each underlying fund’s investments. Consequently, the underlying funds are subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause an underlying fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

5. Taxation and distributions

Federal income taxation — Each fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and each intends to distribute substantially all of its net income and net capital gains each year. The funds are not subject to income taxes to the extent taxable income and net capital gains are distributed. Therefore, no federal income tax provision is required.

As of and during the period ended April 30, 2019, none of the funds had a liability for any unrecognized tax benefits. Each fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in their respective statements of operations. During the period, none of the funds incurred any significant interest or penalties.

Each fund’s tax returns are not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is generally three years after the date of filing but can be extended in certain jurisdictions.

Distributions — Distributions paid to shareholders are based on each fund’s net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase and net capital losses. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the funds for financial reporting purposes.

Additional tax basis disclosures for each fund are as follows (dollars in thousands):

	Global Growth Portfolio	Growth Portfolio	Growth and Income Portfolio	Moderate Growth and Income Portfolio
As of October 31, 2018
Undistributed ordinary income	$—	$—	$—	$10,832
Undistributed long-term capital gains	131,943	327,239	315,369	191,427
As of April 30, 2019
Gross unrealized appreciation on investments	237,343	858,272	740,939	770,340
Gross unrealized depreciation on investments	(7,573)	—	(247)	—
Net unrealized appreciation (depreciation) on investments	229,770	858,272	740,692	770,340
Cost of investments	3,418,584	7,330,803	8,851,544	7,937,281

	Conservative Growth and Income Portfolio	Tax-Advantaged Growth and Income Portfolio	Preservation Portfolio	Tax-Exempt Preservation Portfolio
As of October 31, 2018
Undistributed ordinary income	$4,674	$1,487	$773	$—
Undistributed tax-exempt income	—	2,313	—	290
Undistributed long-term capital gains	66,895	40,982	—	—
Capital loss carryforward*	—	—	(3,121)	(6,888)
As of April 30, 2019
Gross unrealized appreciation on investments	382,862	137,673	—	44
Gross unrealized depreciation on investments	(56,615)	—	(12,175)	(7,075)
Net unrealized appreciation (depreciation) on investments	326,247	137,673	(12,175)	(7,031)
Cost of investments	4,813,273	2,413,155	1,448,654	438,330

*	Capital loss carryforwards will be used to offset any capital gains realized by the funds in the current year or in subsequent years. The funds will not make distributions from capital gains while a capital loss carryforward remains.

American Funds Portfolio Series	27

Distributions paid by each fund were characterized for tax purposes as follows (dollars in thousands):

Global Growth Portfolio

	Six months ended April 30, 2019						Year ended October 31, 2018
Share class	Ordinary income		Long-term capital gains		Total distributions paid		Ordinary income		Long-term capital gains		Total distributions paid
Class A	$17,894		$71,507		$89,401		$10,084		$81,139		$91,223
Class C	1,033		14,520		15,553		36		16,475		16,511
Class T	—	[1]	—	[1]	—	[1]	—	[1]	1		1
Class F-1	739		2,970		3,709		408		3,290		3,698
Class F-2	4,765		14,975		19,740		2,318		14,096		16,414
Class F-3	862		2,509		3,371		164		927		1,091
Class 529-A	2,895		11,696		14,591		1,528		12,562		14,090
Class 529-C	155		3,079		3,234		—		3,786		3,786
Class 529-E	93		475		568		41		486		527
Class 529-T	—	[1]	—	[1]	—	[1]	—	[1]	1		1
Class 529-F-1	381		1,224		1,605		147		951		1,098
Class ABLE-A2	1		4		5		—		—		—
Class R-1	12		179		191		5		214		219
Class R-2	230		3,122		3,352		19		3,779		3,798
Class R-2E	38		180		218		6		95		101
Class R-3	354		1,862		2,216		149		1,953		2,102
Class R-4	218		852		1,070		108		897		1,005
Class R-5E	41		125		166		—	[1]	1		1
Class R-5	105		318		423		70		417		487
Class R-6	809		2,359		3,168		456		2,574		3,030
Total	$30,625		$131,956		$162,581		$15,539		$143,644		$159,183

Growth Portfolio

	Six months ended April 30, 2019						Year ended October 31, 2018
Share class	Ordinary income		Long-term capital gains		Total distributions paid		Ordinary income		Long-term capital gains		Total distributions paid
Class A	$35,929		$186,637		$222,566		$23,968		$91,462		$115,430
Class C	1,413		40,659		42,072		53		20,938		20,991
Class T	—	[1]	1		1		—	[1]	—	[1]	—	[1]
Class F-1	805		4,277		5,082		547		2,224		2,771
Class F-2	5,506		22,178		27,684		2,785		8,271		11,056
Class F-3	1,027		3,837		4,864		246		667		913
Class 529-A	6,335		34,059		40,394		4,053		15,980		20,033
Class 529-C	117		8,623		8,740		—		4,764		4,764
Class 529-E	205		1,484		1,689		125		728		853
Class 529-T	—	[1]	1		1		—	[1]	—	[1]	—	[1]
Class 529-F-1	871		3,703		4,574		504		1,555		2,059
Class ABLE-A2	4		14		18		—		—		—
Class R-1	53		763		816		4		256		260
Class R-2	327		7,847		8,174		80		3,899		3,979
Class R-2E	40		373		413		24		178		202
Class R-3	657		5,017		5,674		396		2,434		2,830
Class R-4	487		2,518		3,005		333		1,300		1,633
Class R-5E	100		417		517		53		149		202
Class R-5	248		977		1,225		200		570		770
Class R-6	1,042		3,901		4,943		630		1,711		2,341
Total	$55,166		$327,286		$382,452		$34,001		$157,086		$191,087

28	American Funds Portfolio Series

Growth and Income Portfolio

	Six months ended April 30, 2019						Year ended October 31, 2018
Share class	Ordinary income		Long-term capital gains		Total distributions paid		Ordinary income		Long-term capital gains		Total distributions paid
Class A	$64,964		$197,729		$262,693		$89,192		$87,067		$176,259
Class C	9,712		42,564		52,276		11,252		19,904		31,156
Class T	—	[1]	—	[1]	—	[1]	—	[1]	—	[1]	—	[1]
Class F-1	1,880		5,724		7,604		2,664		2,812		5,476
Class F-2	7,976		22,348		30,324		9,645		7,276		16,921
Class F-3	1,076		2,518		3,594		1,021		597		1,618
Class 529-A	6,078		18,708		24,786		8,212		8,145		16,357
Class 529-C	1,263		5,700		6,963		1,396		2,707		4,103
Class 529-E	250		856		1,106		326		372		698
Class 529-T	—	[1]	—	[1]	—	[1]	—	[1]	—	[1]	—	[1]
Class 529-F-1	570		1,556		2,126		714		618		1,332
Class ABLE-A2	4		8		12		—		—		—
Class R-1	88		360		448		82		134		216
Class R-2	1,200		5,161		6,361		1,330		2,243		3,573
Class R-2E	103		357		460		109		147		256
Class R-3	980		3,389		4,369		1,290		1,493		2,783
Class R-4	756		2,266		3,022		1,199		1,331		2,530
Class R-5E	87		218		305		95		69		164
Class R-5	277		762		1,039		407		346		753
Class R-6	2,057		5,172		7,229		2,188		1,628		3,816
Total	$99,321		$315,396		$414,717		$131,122		$136,889		$268,011

Moderate Growth and Income Portfolio

	Six months ended April 30, 2019						Year ended October 31, 2018
Share class	Ordinary income		Long-term capital gains		Total distributions paid		Ordinary income		Long-term capital gains		Total distributions paid
Class A	$52,672		$115,700		$168,372		$76,259		$81,920		$158,179
Class C	8,177		26,552		34,729		10,556		20,556		31,112
Class T	—	[1]	—	[1]	—	[1]	—	[1]	—	[1]	—	[1]
Class F-1	1,485		3,328		4,813		2,395		2,802		5,197
Class F-2	7,682		15,341		23,023		10,088		8,345		18,433
Class F-3	1,100		1,830		2,930		1,273		929		2,202
Class 529-A	3,709		8,240		11,949		5,352		5,871		11,223
Class 529-C	848		2,865		3,713		1,033		2,222		3,255
Class 529-E	131		324		455		176		218		394
Class 529-T	—	[1]	—	[1]	—	[1]	—	[1]	—	[1]	—	[1]
Class 529-F-1	511		1,014		1,525		686		639		1,325
Class ABLE-A2	3		6		9		—		—		—
Class R-1	92		311		403		112		197		309
Class R-2	822		2,670		3,492		1,062		2,053		3,115
Class R-2E	69		179		248		49		99		148
Class R-3	1,156		2,952		4,108		1,586		2,051		3,637
Class R-4	996		2,208		3,204		1,664		1,851		3,515
Class R-5E	122		246		368		132		100		232
Class R-5	260		511		771		424		413		837
Class R-6	3,793		7,192		10,985		5,801		5,140		10,941
Total	$83,628		$191,469		$275,097		$118,648		$135,406		$254,054

See end of tables for footnotes.

American Funds Portfolio Series	29

Conservative Growth and Income Portfolio

	Six months ended April 30, 2019						Year ended October 31, 2018
Share class	Ordinary income		Long-term capital gains		Total distributions paid		Ordinary income		Long-term capital gains		Total distributions paid
Class A	$56,621		$46,060		$102,681		$99,071		$14,627		$113,698
Class C	8,813		9,234		18,047		15,572		3,147		18,719
Class T	—	[1]	—	[1]	—	[1]	—	[1]	—	[1]	—	[1]
Class F-1	1,332		1,112		2,444		2,544		412		2,956
Class F-2	6,228		4,825		11,053		9,798		1,250		11,048
Class F-3	956		685		1,641		1,218		126		1,344
Class 529-A	2,397		1,956		4,353		3,751		503		4,254
Class 529-C	629		654		1,283		1,032		206		1,238
Class 529-E	96		84		180		175		29		204
Class 529-T	—	[1]	—	[1]	—	[1]	—	[1]	—	[1]	—	[1]
Class 529-F-1	379		282		661		501		45		546
Class ABLE-A2	4		2		6		—		—		—
Class R-1	19		20		39		40		9		49
Class R-2	491		492		983		772		146		918
Class R-2E	8		6		14		6		1		7
Class R-3	467		420		887		836		142		978
Class R-4	492		411		903		1,049		169		1,218
Class R-5E	74		51		125		99		13		112
Class R-5	125		95		220		229		31		260
Class R-6	726		525		1,251		1,177		142		1,319
Total	$79,857		$66,914		$146,771		$137,870		$20,998		$158,868

Tax-Advantaged Growth and Income Portfolio

	Six months ended April 30, 2019						Year ended October 31, 2018
Share class	Ordinary income[3]		Long-term capital gains		Total distributions paid		Ordinary income[3]		Long-term capital gains		Total distributions paid
Class A	$21,231		$28,345		$49,576		$34,458		$20,767		$55,225
Class C	2,743		4,925		7,668		4,301		3,636		7,937
Class T	—	[1]	—	[1]	—	[1]	—	[1]	—	[1]	—	[1]
Class F-1	2,544		3,458		6,002		4,287		2,450		6,737
Class F-2	2,770		3,350		6,120		3,607		1,726		5,333
Class F-3	748		904		1,652		1,098		422		1,520
Total	$30,036		$40,982		$71,018		$47,751		$29,001		$76,752

30	American Funds Portfolio Series

Preservation Portfolio

	Six months ended April 30, 2019					Year ended October 31, 2018
Share class	Ordinary income		Long-term capital gains	Total distributions paid		Ordinary income		Long-term capital gains	Total distributions paid
Class A	$8,187		$—	$8,187		$14,576		$—	$14,576
Class C	588		—	588		1,041		—	1,041
Class T	—	[1]	—	—	[1]	—	[1]	—	—	[1]
Class F-1	174		—	174		339		—	339
Class F-2	882		—	882		1,443		—	1,443
Class F-3	28		—	28		30		—	30
Class 529-A	901		—	901		1,467		—	1,467
Class 529-C	129		—	129		199		—	199
Class 529-E	31		—	31		53		—	53
Class 529-T	—	[1]	—	—	[1]	—	[1]	—	—	[1]
Class 529-F-1	208		—	208		302		—	302
Class ABLE-A2	1		—	1		—		—	—
Class R-1	2		—	2		3		—	3
Class R-2	73		—	73		113		—	113
Class R-2E	6		—	6		13		—	13
Class R-3	118		—	118		197		—	197
Class R-4	88		—	88		176		—	176
Class R-5E	7		—	7		4		—	4
Class R-5	21		—	21		44		—	44
Class R-6	150		—	150		250		—	250
Total	$11,594		$—	$11,594		$20,250		$—	$20,250

Tax-Exempt Preservation Portfolio

	Six months ended April 30, 2019					Year ended October 31, 2018
Share class	Ordinary income[3]		Long-term capital gains	Total distributions paid		Ordinary income[3]		Long-term capital gains	Total distributions paid
Class A	$2,841		$—	$2,841		$5,432		$—	$5,432
Class C	222		—	222		476		—	476
Class T	—	[1]	—	—	[1]	—	[1]	—	—	[1]
Class F-1	34		—	34		107		—	107
Class F-2	447		—	447		735		—	735
Class F-3	24		—	24		45		—	45
Total	$3,568		$—	$3,568		$6,795		$—	$6,795

[1]	Amount less than one thousand.
[2]	Class ABLE-A shares began investment operations on July 13, 2018.
[3]	Ordinary income may include both taxable and tax-exempt income.

6. Fees and transactions with related parties

CRMC, the series’ investment adviser, is the parent company of American Funds Distributors®, Inc. (“AFD”), the principal underwriter of the series’ shares, and American Funds Service Company® (“AFS”), the series’ transfer agent. CRMC, AFD and AFS are considered related parties to the series.

Investment advisory services — The series has an investment advisory and service agreement with CRMC. CRMC receives fees from the underlying funds for investment advisory services. These fees are included in the net effective expense ratios that are provided as supplementary information in the financial highlights tables.

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services — The series has plans of distribution for all share classes of each fund, except Class F-2, F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of

American Funds Portfolio Series	31

average daily net assets, ranging from 0.30% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

Share class	Currently approved limits	Plan limits
Class A	0.30%	0.30%
Classes 529-A and ABLE-A	0.30	0.50
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes T, F-1, 529-T, 529-F-1 and R-4	0.25	0.50

For Class A, 529-A and ABLE-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These share classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limits are not exceeded. As of April 30, 2019, unreimbursed expenses subject to reimbursement for the funds’ Class A, 529-A and ABLE-A shares were as follows (dollars in thousands):

	Class A	Class 529-A	Class ABLE-A
Global Growth Portfolio	$—	$—	—
Growth Portfolio	—	—	—
Growth and Income Portfolio	—	—	—
Moderate Growth and Income Portfolio	—	—	—
Conservative Growth and Income Portfolio	—	—	—
Tax-Advantaged Growth and Income Portfolio	150	Not applicable	Not applicable
Preservation Portfolio	—	—	—
Tax-Exempt Preservation Portfolio	494	Not applicable	Not applicable

Transfer agent services — The series has a shareholder services agreement with AFS under which the funds compensate AFS for providing transfer agent services to all of the funds’ share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the funds reimburse AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services — The series has an administrative services agreement with CRMC under which each fund compensates CRMC for providing administrative services to the series. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in depth information on the series and market developments that impact underlying fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides each underlying fund the ability to charge an administrative services fee at the annual rate of 0.05% of the daily net assets for Class R-6 shares. Currently CRMC receives administrative services fees at the annual rate of 0.05% of daily net assets from the Class R-6 shares of the underlying funds for administrative services provided to the series. These fees are included in the net effective expense ratios that are provided as supplementary information in the financial highlights tables. The board of directors or trustees of each underlying fund authorized effective July 1, 2019, an administrative services fee at the annual rate of 0.03% of the daily net assets of the Class R-6 shares of each underlying fund (which could increase as noted above) for its provision of administrative services.

529 and ABLE plan services — Each 529 and ABLE share class is subject to service fees to compensate the Virginia College Savings Plan (“Virginia529”) for its oversight and administration of the CollegeAmerica 529 college savings plan. The quarterly fee is based on a series of decreasing annual rates beginning with 0.10% on the first $20 billion of the combined net assets invested in the Class 529 and ABLE shares of the American Funds and decreasing to 0.03% on such assets in excess of $100 billion. The fee for any given calendar quarter is accrued and calculated on the basis of the average net assets of Class 529 and ABLE shares of the American Funds for the last month of the prior calendar quarter. Virginia529 is currently waiving the ABLE plan services fees it is owed from Class ABLE-A shares as compensation for its oversight and administration of ABLEAmerica. The waiver is expected to remain in effect until the date on which total net assets invested in ABLEAmerica reach $300 million or June 30, 2023, whichever is earlier. The fee is included in other expenses and the waiver is shown as ABLE plan services waiver in each fund’s statement of operations. Virginia529 is not considered a related party to the fund.

32	American Funds Portfolio Series

Class-specific expenses under the agreements described in this section for the six months ended April 30, 2019, were as follows (dollars in thousands):

Global Growth Portfolio

Share class	Distribution services		Transfer agent services		529 and ABLE plan services
Class A	$2,178		$1,249		Not applicable
Class C	1,770		248		Not applicable
Class T	—		—	*	Not applicable
Class F-1	92		47		Not applicable
Class F-2	Not applicable		220		Not applicable
Class F-3	—		1		Not applicable
Class 529-A	370		181		$97
Class 529-C	374		47		25
Class 529-E	29		4		4
Class 529-T	—		—	*	—	*
Class 529-F-1	—		19		10
Class ABLE-A	—	*	—	*	—	*
Class R-1	23		2		Not applicable
Class R-2	285		137		Not applicable
Class R-2E	14		5		Not applicable
Class R-3	116		37		Not applicable
Class R-4	27		11		Not applicable
Class R-5E	Not applicable		3		Not applicable
Class R-5	Not applicable		2		Not applicable
Class R-6	Not applicable		1		Not applicable
Total class-specific expenses	$5,278		$2,214		$136

Growth Portfolio

Share class	Distribution services	Transfer agent services		529 and ABLE plan services
Class A	$5,562	$2,711		Not applicable
Class C	4,382	576		Not applicable
Class T	—	—	*	Not applicable
Class F-1	118	58		Not applicable
Class F-2	Not applicable	267		Not applicable
Class F-3	—	1		Not applicable
Class 529-A	981	442		$251
Class 529-C	919	110		61
Class 529-E	81	10		11
Class 529-T	—	—	*	—	*
Class 529-F-1	—	48		28
Class ABLE-A	1	—	*	—	*
Class R-1	86	9		Not applicable
Class R-2	637	294		Not applicable
Class R-2E	27	9		Not applicable
Class R-3	273	84		Not applicable
Class R-4	70	28		Not applicable
Class R-5E	Not applicable	8		Not applicable
Class R-5	Not applicable	6		Not applicable
Class R-6	Not applicable	2		Not applicable
Total class-specific expenses	$13,137	$4,663		$351

Growth and Income Portfolio

Share class	Distribution services	Transfer agent services		529 and ABLE plan services
Class A	$7,336	$2,283		Not applicable
Class C	5,816	487		Not applicable
Class T	—	—	*	Not applicable
Class F-1	201	94		Not applicable
Class F-2	Not applicable	337		Not applicable
Class F-3	—	—	*	Not applicable
Class 529-A	635	191		$172
Class 529-C	778	58		51
Class 529-E	59	5		8
Class 529-T	—	—	*	—	*
Class 529-F-1	—	16		15
Class ABLE-A	1	—	*	—	*
Class R-1	52	5		Not applicable
Class R-2	531	236		Not applicable
Class R-2E	32	11		Not applicable
Class R-3	238	73		Not applicable
Class R-4	81	31		Not applicable
Class R-5E	Not applicable	5		Not applicable
Class R-5	Not applicable	6		Not applicable
Class R-6	Not applicable	2		Not applicable
Total class-specific expenses	$15,760	$3,840		$246

Moderate Growth and Income Portfolio

Share class	Distribution services		Transfer agent services		529 and ABLE plan services
Class A	$6,864		$1,597		Not applicable
Class C	5,435		363		Not applicable
Class T	—		—	*	Not applicable
Class F-1	172		79		Not applicable
Class F-2	Not applicable		353		Not applicable
Class F-3	—		—	*	Not applicable
Class 529-A	425		99		$113
Class 529-C	576		34		39
Class 529-E	33		2		4
Class 529-T	—		—	*	—	*
Class 529-F-1	—		12		14
Class ABLE-A	—	*	—	*	—	*
Class R-1	61		6		Not applicable
Class R-2	412		186		Not applicable
Class R-2E	24		8		Not applicable
Class R-3	304		91		Not applicable
Class R-4	117		47		Not applicable
Class R-5E	Not applicable		8		Not applicable
Class R-5	Not applicable		6		Not applicable
Class R-6	Not applicable		5		Not applicable
Total class-specific expenses	$14,423		$2,896		$170

See end of tables for footnote.

American Funds Portfolio Series	33

Conservative Growth and Income Portfolio

Share class	Distribution services		Transfer agent services		529 and ABLE plan services
Class A	$4,393		$875		Not applicable
Class C	3,258		174		Not applicable
Class T	—		—	*	Not applicable
Class F-1	98		45		Not applicable
Class F-2	Not applicable		185		Not applicable
Class F-3	—		—	*	Not applicable
Class 529-A	176		33		$47
Class 529-C	235		11		16
Class 529-E	16		1		2
Class 529-T	—		—	*	—	*
Class 529-F-1	—		5		7
Class ABLE-A	—	*	—	*	—	*
Class R-1	7		1		Not applicable
Class R-2	133		61		Not applicable
Class R-2E	2		1		Not applicable
Class R-3	76		22		Not applicable
Class R-4	37		15		Not applicable
Class R-5E	Not applicable		3		Not applicable
Class R-5	Not applicable		2		Not applicable
Class R-6	Not applicable		1		Not applicable
Total class-specific expenses	$8,431		$1,435		$72

Tax-Advantaged Growth and Income Portfolio

Share class	Distribution services	Transfer agent services
Class A	$2,418	$285
Class C	1,378	49
Class T	—	—	*
Class F-1	247	117
Class F-2	Not applicable	101
Class F-3	Not applicable	—	*
Total class-specific expenses	$4,043	$552

Preservation Portfolio

Share class	Distribution services		Transfer agent services		529 and ABLE plan services
Class A	$1,292		$385		Not applicable
Class C	586		49		Not applicable
Class T	—		—	*	Not applicable
Class F-1	25		13		Not applicable
Class F-2	Not applicable		42		Not applicable
Class F-3	—		—	*	Not applicable
Class 529-A	132		39		$35
Class 529-C	132		10		9
Class 529-E	10		1		1
Class 529-T	—		—	*	—	*
Class 529-F-1	—		8		7
Class ABLE-A	—	*	—	*	—	*
Class R-1	2		—	*	Not applicable
Class R-2	54		26		Not applicable
Class R-2E	3		1		Not applicable
Class R-3	41		12		Not applicable
Class R-4	13		4		Not applicable
Class R-5E	Not applicable		1		Not applicable
Class R-5	Not applicable		1		Not applicable
Class R-6	Not applicable		—		Not applicable
Total class-specific expenses	$2,290		$592		$52

Tax-Exempt Preservation Portfolio

Share class	Distribution services	Transfer agent services
Class A	$484	$60
Class C	210	8
Class T	—	—	*
Class F-1	5	3
Class F-2	Not applicable	20
Class F-3	Not applicable	—	*
Total class-specific expenses	$699	$91

*	Amount less than one thousand.

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the funds, are treated as if invested in shares of the American Funds. These amounts represent general, unsecured liabilities of the funds and vary according to the total returns of the selected American

34	American Funds Portfolio Series

Funds. Trustees’ compensation, shown on the accompanying financial statements, reflects current fees (either paid in cash or deferred) and a net increase in the value of the deferred amounts as follows:

	Current fees	Increase in value of deferred amounts		Total trustees’ compensation
Global Growth Portfolio	$6	$—	*	$6
Growth Portfolio	13	1		14
Growth and Income Portfolio	15	1		16
Moderate Growth and Income Portfolio	14	1		15
Conservative Growth and Income Portfolio	8	—	*	8
Tax-Advantaged Growth and Income Portfolio	4	—	*	4
Preservation Portfolio	2	—	*	2
Tax-Exempt Preservation Portfolio	1	—	*	1

*	Amount less than one thousand.

Affiliated officers and trustees — Officers and certain trustees of the series are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from any of the funds in the series.

7. Investment transactions

The funds made purchases and sales of investment securities during the six months ended April 30, 2019, as follows (dollars in thousands):

	Purchases	Sales
Global Growth Portfolio	$302,696	$49,962
Growth Portfolio	1,001,386	2,715
Growth and Income Portfolio	831,311	25,485
Moderate Growth and Income Portfolio	611,635	29,049
Conservative Growth and Income Portfolio	335,759	29,004
Tax-Advantaged Growth and Income Portfolio	241,927	26,819
Preservation Portfolio	89,031	45,618
Tax-Exempt Preservation Portfolio	60,776	38,052

American Funds Portfolio Series	35

8. Capital share transactions

Capital share transactions in the funds were as follows (dollars and shares in thousands):

Global Growth Portfolio

	Sales[1]		Reinvestments of distributions			Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares

Six months ended April 30, 2019

Class A	$202,258	12,897	$89,065	6,255		$(151,840)	(9,683)	$139,483	9,469
Class C	38,787	2,494	15,529	1,104		(39,273)	(2,532)	15,043	1,066
Class T	—	—	—	—		—	—	—	—
Class F-1	10,766	675	3,705	260		(12,626)	(807)	1,845	128
Class F-2	75,010	4,750	19,559	1,370		(105,569)	(6,772)	(11,000)	(652)
Class F-3	21,472	1,380	3,363	236		(20,861)	(1,357)	3,974	259
Class 529-A	34,532	2,200	14,590	1,026		(17,048)	(1,086)	32,074	2,140
Class 529-C	5,605	360	3,233	230		(6,719)	(431)	2,119	159
Class 529-E	1,427	91	568	40		(957)	(61)	1,038	70
Class 529-T	—	—	1	—	[2]	—	—	1	—	[2]
Class 529-F-1	7,816	492	1,605	113		(3,147)	(200)	6,274	405
Class ABLE-A	171	11	5	1		(3)	— [2]	173	12
Class R-1	598	39	189	13		(906)	(57)	(119)	(5)
Class R-2	12,491	807	3,353	239		(11,527)	(745)	4,317	301
Class R-2E	1,524	97	217	15		(288)	(18)	1,453	94
Class R-3	10,276	656	2,216	156		(6,966)	(451)	5,526	361
Class R-4	3,396	217	1,068	75		(4,490)	(283)	(26)	9
Class R-5E	2,149	141	165	12		(40)	(3)	2,274	150
Class R-5	947	60	423	29		(986)	(62)	384	27
Class R-6	16,940	1,066	3,169	221		(7,124)	(447)	12,985	840
Total net increase (decrease)	$446,165	28,433	$162,023	11,395		$(390,370)	(24,995)	$217,818	14,833

Year ended October 31, 2018

Class A	$592,636	34,319	$90,842	5,440		$(272,101)	(15,863)	$411,377	23,896
Class C	128,203	7,544	16,477	999		(60,748)	(3,585)	83,932	4,958
Class T	—	—	—	—		—	—	—	—
Class F-1	46,247	2,675	3,696	221		(27,109)	(1,580)	22,834	1,316
Class F-2	280,376	16,240	16,307	974		(119,105)	(6,896)	177,578	10,318
Class F-3	63,190	3,645	1,091	65		(11,837)	(689)	52,444	3,021
Class 529-A	99,662	5,774	14,090	844		(29,656)	(1,730)	84,096	4,888
Class 529-C	20,229	1,189	3,783	229		(14,870)	(871)	9,142	547
Class 529-E	4,482	262	522	32		(1,469)	(86)	3,535	208
Class 529-T	—	—	1	—	[2]	—	—	1	—	[2]
Class 529-F-1	17,804	1,038	1,096	66		(4,947)	(285)	13,953	819
Class ABLE-A3	56	3	—	—		— [2]	— [2]	56	3
Class R-1	2,395	139	215	13		(880)	(52)	1,730	100
Class R-2	31,534	1,864	3,796	231		(21,855)	(1,295)	13,475	800
Class R-2E	2,865	166	100	6		(187)	(11)	2,778	161
Class R-3	20,005	1,170	2,101	126		(9,223)	(538)	12,883	758
Class R-4	10,096	589	1,006	60		(4,287)	(248)	6,815	401
Class R-5E	3,113	182	—	—		(261)	(16)	2,852	166
Class R-5	2,637	151	487	29		(2,403)	(139)	721	41
Class R-6	21,919	1,257	3,030	180		(13,733)	(794)	11,216	643
Total net increase (decrease)	$1,347,449	78,207	$158,640	9,515		$(594,671)	(34,678)	$911,418	53,044

36	American Funds Portfolio Series

Growth Portfolio

	Sales[1]		Reinvestments of distributions				Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount		Shares

Six months ended April 30, 2019

Class A	$578,336	33,162	$221,967		14,093		$(299,216)	(17,245)	$501,087		30,010
Class C	111,345	6,465	41,993		2,704		(83,397)	(4,864)	69,941		4,305
Class T	—	—	—		—		—	—	—		—
Class F-1	22,809	1,304	5,064		322		(17,767)	(1,024)	10,106		602
Class F-2	140,041	8,045	27,509		1,741		(101,248)	(5,806)	66,302		3,980
Class F-3	40,556	2,355	4,817		306		(16,169)	(931)	29,204		1,730
Class 529-A	109,374	6,281	40,394		2,568		(35,486)	(2,041)	114,282		6,808
Class 529-C	15,599	913	8,740		563		(16,149)	(937)	8,190		539
Class 529-E	4,741	273	1,688		108		(2,273)	(132)	4,156		249
Class 529-T	—	—	1		—	[2]	—	—	1		—	[2]
Class 529-F-1	17,794	1,013	4,574		290		(6,210)	(352)	16,158		951
Class ABLE-A	596	35	17		1		(9)	(1)	604		35
Class R-1	4,153	240	813		52		(801)	(46)	4,165		246
Class R-2	29,134	1,701	8,174		527		(16,784)	(985)	20,524		1,243
Class R-2E	1,699	103	413		27		(261)	(15)	1,851		115
Class R-3	17,777	1,026	5,669		362		(14,513)	(843)	8,933		545
Class R-4	9,440	540	3,002		191		(5,472)	(314)	6,970		417
Class R-5E	3,841	228	516		33		(924)	(53)	3,433		208
Class R-5	3,764	211	1,226		77		(8,477)	(486)	(3,487)		(198)
Class R-6	25,576	1,486	4,942		312		(12,674)	(727)	17,844		1,071
Total net increase (decrease)	$1,136,575	65,381	$381,519		24,277		$(637,830)	(36,802)	$880,264		52,856

Year ended October 31, 2018

Class A	$1,108,586	59,007	$115,029		6,359		$(541,244)	(28,883)	$682,371		36,483
Class C	241,313	13,059	20,935		1,174		(148,417)	(8,049)	113,831		6,184
Class T	—	—	—		—		—	—	—		—
Class F-1	47,322	2,516	2,769		153		(34,835)	(1,848)	15,256		821
Class F-2	304,892	16,177	10,929		602		(124,374)	(6,577)	191,447		10,202
Class F-3	62,956	3,310	907		50		(5,866)	(312)	57,997		3,048
Class 529-A	200,219	10,683	20,030		1,108		(60,668)	(3,238)	159,581		8,553
Class 529-C	34,918	1,896	4,760		267		(39,631)	(2,159)	47		4
Class 529-E	7,334	395	853		48		(2,754)	(147)	5,433		296
Class 529-T	—	—	—	[2]	—	[2]	—	—	—	[2]	—	[2]
Class 529-F-1	27,950	1,486	2,059		114		(6,413)	(340)	23,596		1,260
Class ABLE-A3	76	4	—		—		(7)	— [2]	69		4
Class R-1	8,613	466	258		14		(1,824)	(99)	7,047		381
Class R-2	61,466	3,336	3,977		223		(39,285)	(2,130)	26,158		1,429
Class R-2E	3,344	178	201		11		(1,042)	(58)	2,503		131
Class R-3	39,295	2,107	2,830		157		(20,308)	(1,090)	21,817		1,174
Class R-4	19,537	1,040	1,633		90		(15,286)	(812)	5,884		318
Class R-5E	4,594	247	202		11		(1,522)	(81)	3,274		177
Class R-5	8,524	451	769		42		(5,228)	(278)	4,065		215
Class R-6	44,781	2,361	2,340		129		(21,305)	(1,121)	25,816		1,369
Total net increase (decrease)	$2,225,720	118,719	$190,481		10,552		$(1,070,009)	(57,222)	$1,346,192		72,049

See end of tables for footnotes.

American Funds Portfolio Series	37

Growth and Income Portfolio

	Sales[1]		Reinvestments of distributions				Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount		Shares

Six months ended April 30, 2019

Class A	$593,305	41,226	$261,467		19,452		$(414,290)	(28,851)	$440,482		31,827
Class C	119,163	8,312	52,103		3,910		(119,956)	(8,390)	51,310		3,832
Class T	—	—	—		—		—	—	—		—
Class F-1	33,770	2,348	7,515		560		(22,914)	(1,599)	18,371		1,309
Class F-2	140,490	9,794	29,764		2,211		(127,166)	(8,860)	43,088		3,145
Class F-3	47,840	3,319	3,588		266		(25,352)	(1,757)	26,076		1,828
Class 529-A	55,443	3,848	24,773		1,845		(36,669)	(2,551)	43,547		3,142
Class 529-C	13,694	954	6,962		522		(14,177)	(988)	6,479		488
Class 529-E	1,802	126	1,106		82		(2,039)	(141)	869		67
Class 529-T	—	—	1		—	[2]	—	—	1		—	[2]
Class 529-F-1	10,597	729	2,126		158		(3,269)	(228)	9,454		659
Class ABLE-A	544	38	12		1		(38)	(3)	518		36
Class R-1	2,736	190	435		33		(897)	(62)	2,274		161
Class R-2	20,716	1,455	6,355		477		(14,255)	(1,005)	12,816		927
Class R-2E	3,625	252	459		34		(542)	(38)	3,542		248
Class R-3	13,796	970	4,369		326		(11,316)	(785)	6,849		511
Class R-4	10,051	705	3,019		225		(8,564)	(593)	4,506		337
Class R-5E	3,028	214	305		22		(754)	(51)	2,579		185
Class R-5	1,902	132	1,040		77		(1,797)	(126)	1,145		83
Class R-6	64,813	4,517	7,228		536		(14,432)	(1,001)	57,609		4,052
Total net increase (decrease)	$1,137,315	79,129	$412,627		30,737		$(818,427)	(57,029)	$731,515		52,837

Year ended October 31, 2018

Class A	$1,257,244	82,007	$175,162		11,536		$(745,584)	(48,696)	$686,822		44,847
Class C	265,242	17,404	31,025		2,057		(217,347)	(14,277)	78,920		5,184
Class T	—	—	—		—		—	—	—		—
Class F-1	80,918	5,271	5,356		353		(75,859)	(4,939)	10,415		685
Class F-2	358,288	23,332	16,667		1,095		(140,038)	(9,139)	234,917		15,288
Class F-3	53,226	3,467	1,618		106		(9,893)	(643)	44,951		2,930
Class 529-A	124,831	8,139	16,356		1,078		(60,470)	(3,944)	80,717		5,273
Class 529-C	31,762	2,080	4,101		272		(35,378)	(2,315)	485		37
Class 529-E	5,221	342	697		46		(2,861)	(187)	3,057		201
Class 529-T	—	—	—	[2]	—	[2]	—	—	—	[2]	—	[2]
Class 529-F-1	14,826	969	1,331		88		(7,418)	(483)	8,739		574
Class ABLE-A3	120	8	—	[2]	—	[2]	(3)	— [2]	117		8
Class R-1	5,458	358	214		14		(3,398)	(222)	2,274		150
Class R-2	45,481	2,993	3,572		237		(30,244)	(1,991)	18,809		1,239
Class R-2E	2,289	149	256		17		(961)	(63)	1,584		103
Class R-3	33,097	2,164	2,782		184		(21,570)	(1,412)	14,309		936
Class R-4	19,651	1,284	2,530		167		(30,646)	(1,994)	(8,465)		(543)
Class R-5E	3,276	215	164		10		(1,045)	(68)	2,395		157
Class R-5	22,607	1,468	751		49		(20,314)	(1,319)	3,044		198
Class R-6	71,874	4,676	3,816		251		(35,461)	(2,304)	40,229		2,623
Total net increase (decrease)	$2,395,411	156,326	$266,398		17,560		$(1,438,490)	(93,996)	$1,223,319		79,890

38	American Funds Portfolio Series

Moderate Growth and Income Portfolio

	Sales[1]		Reinvestments of distributions				Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

Six months ended April 30, 2019

Class A	$568,689	39,884	$167,374		12,420		$(351,677)	(24,670)	$384,386	27,634
Class C	106,486	7,490	34,551		2,585		(119,373)	(8,420)	21,664	1,655
Class T	—	—	—		—		—	—	—	—
Class F-1	19,038	1,330	4,786		355		(22,280)	(1,561)	1,544	124
Class F-2	193,481	13,724	22,695		1,680		(166,281)	(11,662)	49,895	3,742
Class F-3	58,813	4,097	2,930		217		(19,058)	(1,325)	42,685	2,989
Class 529-A	44,875	3,126	11,942		886		(29,576)	(2,079)	27,241	1,933
Class 529-C	11,037	776	3,712		277		(17,181)	(1,209)	(2,432)	(156)
Class 529-E	1,967	138	455		34		(1,733)	(122)	689	50
Class 529-T	—	—	—	[2]	—	[2]	—	—	— [2]	— [2]
Class 529-F-1	8,571	600	1,525		113		(5,398)	(378)	4,698	335
Class ABLE-A	367	26	9		1		(20)	(2)	356	25
Class R-1	2,017	141	402		30		(2,627)	(186)	(208)	(15)
Class R-2	17,852	1,261	3,492		261		(14,521)	(1,026)	6,823	496
Class R-2E	3,834	270	248		19		(2,300)	(162)	1,782	127
Class R-3	15,008	1,056	4,102		306		(14,431)	(1,019)	4,679	343
Class R-4	8,912	624	3,204		238		(15,438)	(1,083)	(3,322)	(221)
Class R-5E	2,040	145	367		27		(1,681)	(119)	726	53
Class R-5	1,964	137	769		57		(3,179)	(222)	(446)	(28)
Class R-6	68,352	4,721	10,985		812		(29,244)	(2,045)	50,093	3,488
Total net increase (decrease)	$1,133,303	79,546	$273,548		20,318		$(815,998)	(57,290)	$590,853	42,574

Year ended October 31, 2018

Class A	$1,254,308	84,054	$157,132		10,601		$(637,390)	(42,762)	$774,050	51,893
Class C	266,594	17,972	30,947		2,100		(204,669)	(13,813)	92,872	6,259
Class T	—	—	—		—		—	—	—	—
Class F-1	67,313	4,503	5,183		350		(68,396)	(4,578)	4,100	275
Class F-2	387,384	25,915	18,278		1,231		(169,937)	(11,395)	235,725	15,751
Class F-3	45,298	3,042	2,201		149		(12,703)	(850)	34,796	2,341
Class 529-A	112,908	7,560	11,222		757		(59,015)	(3,954)	65,115	4,363
Class 529-C	32,204	2,165	3,256		220		(35,715)	(2,395)	(255)	(10)
Class 529-E	4,302	289	394		27		(2,471)	(165)	2,225	151
Class 529-T	—	—	—	[2]	—	[2]	—	—	— [2]	— [2]
Class 529-F-1	14,733	987	1,325		89		(5,781)	(385)	10,277	691
Class ABLE-A3	154	11	—	[2]	—	[2]	(8)	(1)	146	10
Class R-1	5,566	374	309		21		(3,326)	(224)	2,549	171
Class R-2	36,114	2,433	3,114		211		(29,155)	(1,966)	10,073	678
Class R-2E	4,335	290	148		10		(12,631)	(851)	(8,148)	(551)
Class R-3	43,913	2,945	3,635		246		(27,670)	(1,858)	19,878	1,333
Class R-4	30,561	2,054	3,514		237		(25,391)	(1,699)	8,684	592
Class R-5E	6,620	441	231		16		(3,408)	(228)	3,443	229
Class R-5	6,676	445	827		56		(4,715)	(316)	2,788	185
Class R-6	99,823	6,675	10,942		737		(63,854)	(4,286)	46,911	3,126
Total net increase (decrease)	$2,418,806	162,155	$252,658		17,058		$(1,366,235)	(91,726)	$1,305,229	87,487

See end of tables for footnotes.

American Funds Portfolio Series	39

Conservative Growth and Income Portfolio

	Sales[1]		Reinvestments of distributions				Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

Six months ended April 30, 2019

Class A	$369,242	30,237	$101,211		8,579		$(266,880)	(21,884)	$203,573	16,932
Class C	58,135	4,771	17,894		1,526		(71,928)	(5,919)	4,101	378
Class T	—	—	—		—		—	—	—	—
Class F-1	18,273	1,495	2,419		205		(13,691)	(1,121)	7,001	579
Class F-2	85,718	7,005	10,835		917		(67,554)	(5,529)	28,999	2,393
Class F-3	23,763	1,950	1,641		139		(15,310)	(1,261)	10,094	828
Class 529-A	27,928	2,278	4,352		369		(16,260)	(1,338)	16,020	1,309
Class 529-C	9,222	757	1,282		109		(7,617)	(627)	2,887	239
Class 529-E	1,467	120	180		16		(1,538)	(129)	109	7
Class 529-T	—	—	—	[2]	—	[2]	—	—	— [2]	— [2]
Class 529-F-1	5,400	441	661		56		(2,543)	(209)	3,518	288
Class ABLE-A	301	25	6		1		(38)	(4)	269	22
Class R-1	189	16	38		3		(97)	(8)	130	11
Class R-2	9,543	787	983		84		(6,876)	(569)	3,650	302
Class R-2E	169	14	13		1		(10)	(1)	172	14
Class R-3	5,565	456	885		75		(5,231)	(430)	1,219	101
Class R-4	2,889	236	902		76		(4,454)	(364)	(663)	(52)
Class R-5E	1,497	127	124		10		(368)	(30)	1,253	107
Class R-5	701	57	221		18		(865)	(70)	57	5
Class R-6	9,832	806	1,251		106		(5,142)	(419)	5,941	493
Total net increase (decrease)	$629,834	51,578	$144,898		12,290		$(486,402)	(39,912)	$288,330	23,956

Year ended October 31, 2018

Class A	$635,916	50,457	$111,560		8,903		$(592,116)	(47,039)	$155,360	12,321
Class C	119,536	9,550	18,527		1,485		(151,928)	(12,137)	(13,865)	(1,102)
Class T	—	—	—		—		—	—	—	—
Class F-1	32,523	2,581	2,915		233		(46,601)	(3,709)	(11,163)	(895)
Class F-2	177,530	14,105	10,894		869		(110,484)	(8,750)	77,940	6,224
Class F-3	38,640	3,067	1,340		107		(13,006)	(1,036)	26,974	2,138
Class 529-A	67,662	5,363	4,252		340		(30,595)	(2,430)	41,319	3,273
Class 529-C	16,581	1,322	1,238		99		(22,563)	(1,789)	(4,744)	(368)
Class 529-E	1,560	124	204		16		(1,770)	(140)	(6)	— [2]
Class 529-T	—	—	—	[2]	—	[2]	—	—	— [2]	— [2]
Class 529-F-1	14,619	1,159	545		43		(4,179)	(331)	10,985	871
Class ABLE-A3	89	7	—	[2]	—	[2]	(14)	(1)	75	6
Class R-1	374	30	49		4		(1,070)	(86)	(647)	(52)
Class R-2	11,241	897	916		73		(8,452)	(675)	3,705	295
Class R-2E	336	27	7		—	[2]	(189)	(15)	154	12
Class R-3	8,981	716	978		78		(9,971)	(792)	(12)	2
Class R-4	9,110	724	1,218		98		(14,754)	(1,177)	(4,426)	(355)
Class R-5E	1,355	109	112		9		(804)	(64)	663	54
Class R-5	2,027	161	259		21		(2,033)	(161)	253	21
Class R-6	17,825	1,418	1,318		105		(14,150)	(1,124)	4,993	399
Total net increase (decrease)	$1,155,905	91,817	$156,332		12,483		$(1,024,679)	(81,456)	$287,558	22,844

40	American Funds Portfolio Series

Tax-Advantaged Growth and Income Portfolio

	Sales[1]		Reinvestments of distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended April 30, 2019

Class A	$233,236	17,629	$49,115	3,833	$(141,828)	(10,792)	$140,523	10,670
Class C	41,947	3,179	7,623	600	(30,187)	(2,296)	19,383	1,483
Class T	—	—	—	—	—	—	—	—
Class F-1	50,725	3,839	5,983	467	(36,410)	(2,752)	20,298	1,554
Class F-2	66,291	5,012	6,098	475	(35,285)	(2,683)	37,104	2,804
Class F-3	13,454	1,013	1,645	128	(18,061)	(1,372)	(2,962)	(231)
Total net increase (decrease)	$405,653	30,672	$70,464	5,503	$(261,771)	(19,895)	$214,346	16,280

Year ended October 31, 2018

Class A	$464,416	34,061	$54,633	4,031	$(150,422)	(11,065)	$368,627	27,027
Class C	98,560	7,278	7,857	583	(43,095)	(3,189)	63,322	4,672
Class T	—	—	—	—	—	—	—	—
Class F-1	188,648	13,783	6,723	496	(134,048)	(9,913)	61,323	4,366
Class F-2	112,439	8,246	5,269	388	(35,357)	(2,594)	82,351	6,040
Class F-3	40,086	2,942	1,493	110	(8,011)	(589)	33,568	2,463
Total net increase (decrease)	$904,149	66,310	$75,975	5,608	$(370,933)	(27,350)	$609,191	44,568

See end of tables for footnotes.

American Funds Portfolio Series	41

Preservation Portfolio

	Sales[1]		Reinvestments of distributions				Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

Six months ended April 30, 2019

Class A	$170,959	17,459	$8,153		831		$(163,447)	(16,688)	$15,665	1,602
Class C	17,091	1,746	581		60		(24,124)	(2,466)	(6,452)	(660)
Class T	—	—	—		—		—	—	—	—
Class F-1	5,175	528	171		18		(5,516)	(563)	(170)	(17)
Class F-2	31,680	3,237	881		90		(22,264)	(2,271)	10,297	1,056
Class F-3	3,432	349	28		3		(1,024)	(104)	2,436	248
Class 529-A	27,431	2,798	901		92		(16,072)	(1,644)	12,260	1,246
Class 529-C	7,854	802	128		13		(6,658)	(681)	1,324	134
Class 529-E	1,890	193	31		3		(1,280)	(131)	641	65
Class 529-T	—	—	—	[2]	—	[2]	—	—	— [2]	— [2]
Class 529-F-1	5,337	544	208		21		(2,815)	(288)	2,730	277
Class ABLE-A	140	14	1		—	[2]	(43)	(4)	98	10
Class R-1	86	9	2		—	[2]	(223)	(23)	(135)	(14)
Class R-2	4,254	435	73		7		(3,649)	(373)	678	69
Class R-2E	373	38	6		1		(1)	— [2]	378	39
Class R-3	2,307	236	118		12		(1,955)	(200)	470	48
Class R-4	927	94	88		9		(3,002)	(309)	(1,987)	(206)
Class R-5E	749	76	7		1		(82)	(8)	674	69
Class R-5	171	17	21		2		(299)	(30)	(107)	(11)
Class R-6	6,294	640	150		15		(2,076)	(212)	4,368	443
Total net increase (decrease)	$286,150	29,215	$11,548		1,178		$(254,530)	(25,995)	$43,168	4,398

Year ended October 31, 2018

Class A	$331,114	33,819	$14,517		1,489		$(382,729)	(39,151)	$(37,098)	(3,843)
Class C	30,248	3,097	1,031		106		(62,735)	(6,428)	(31,456)	(3,225)
Class T	—	—	—		—		—	—	—	—
Class F-1	8,398	859	333		34		(13,371)	(1,367)	(4,640)	(474)
Class F-2	63,135	6,444	1,439		148		(50,056)	(5,125)	14,518	1,467
Class F-3	2,356	240	30		3		(1,331)	(136)	1,055	107
Class 529-A	57,150	5,842	1,466		151		(41,079)	(4,206)	17,537	1,787
Class 529-C	12,799	1,311	198		20		(21,889)	(2,234)	(8,892)	(903)
Class 529-E	2,071	212	53		5		(1,871)	(192)	253	25
Class 529-T	—	—	—	[2]	—	[2]	—	—	— [2]	— [2]
Class 529-F-1	10,160	1,043	302		31		(6,686)	(684)	3,776	390
Class ABLE-A3	61	6	—	[2]	—	[2]	(15)	(1)	46	5
Class R-1	273	28	3		—	[2]	(398)	(40)	(122)	(12)
Class R-2	4,732	485	113		12		(5,321)	(545)	(476)	(48)
Class R-2E	356	36	13		2		(1,579)	(162)	(1,210)	(124)
Class R-3	5,913	605	197		20		(5,126)	(525)	984	100
Class R-4	6,364	651	176		18		(4,895)	(500)	1,645	169
Class R-5E	449	46	4		—	[2]	(49)	(5)	404	41
Class R-5	534	55	44		5		(1,712)	(175)	(1,134)	(115)
Class R-6	9,228	945	251		26		(11,245)	(1,152)	(1,766)	(181)
Total net increase (decrease)	$545,341	55,724	$20,170		2,070		$(612,087)	(62,628)	$(46,576)	(4,834)

42	American Funds Portfolio Series

Tax-Exempt Preservation Portfolio

	Sales[1]		Reinvestments of distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended April 30, 2019

Class A	$86,342	8,941	$2,792	289	$(73,740)	(7,625)	$15,394	1,605
Class C	4,045	419	220	23	(8,413)	(870)	(4,148)	(428)
Class T	—	—	—	—	—	—	—	—
Class F-1	1,278	132	33	3	(1,396)	(144)	(85)	(9)
Class F-2	25,114	2,587	443	45	(15,516)	(1,604)	10,041	1,028
Class F-3	2,034	209	24	3	(559)	(58)	1,499	154
Total net increase (decrease)	$118,813	12,288	$3,512	363	$(99,624)	(10,301)	$22,701	2,350

Year ended October 31, 2018

Class A	$101,037	10,429	$5,305	549	$(127,231)	(13,149)	$(20,889)	(2,171)
Class C	8,864	917	471	49	(18,674)	(1,935)	(9,339)	(969)
Class T	—	—	—	—	—	—	—	—
Class F-1	3,161	326	105	11	(9,435)	(973)	(6,169)	(636)
Class F-2	29,051	3,003	711	74	(19,557)	(2,022)	10,205	1,055
Class F-3	2,520	259	45	4	(1,931)	(199)	634	64
Total net increase (decrease)	$144,633	14,934	$6,637	687	$(176,828)	(18,278)	$(25,558)	(2,657)

[1]	Includes exchanges between share classes of the fund.
[2]	Amount less than one thousand.
[3]	Class ABLE-A shares began investment operations on July 13, 2018.

American Funds Portfolio Series	43

Financial highlights

Global Growth Portfolio

		Income (loss) from investment operations[1]			Dividends and distributions								Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)		expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income (loss) to average net assets[3]
Class A:
4/30/2019[6,7]	$16.01	$.15	$1.49	$1.64	$(.16)	$(.65)	$(.81)	$16.84	11.23%[8]		$1,987		.42%[9]		.42%[9]		.86%[9]		1.88%[9]
10/31/2018	17.37	.11	(.42)	(.31)	(.12)	(.93)	(1.05)	16.01	(2.09)		1,737		.39		.39		.83		.63
10/31/2017	14.29	.16	3.44	3.60	(.15)	(.37)	(.52)	17.37	26.05		1,471		.35		.35		.79		1.02
10/31/2016	14.58	.15	.11	.26	(.13)	(.42)	(.55)	14.29	1.86		1,074		.35		.33		.82		1.11
10/31/2015	14.82	.15	(.03)	.12	(.14)	(.22)	(.36)	14.58	.85		990		.45		.35		.84		1.02
10/31/2014	13.92	.14	.92	1.06	(.15)	(.01)	(.16)	14.82	7.71		722		.44		.34		.83		.96
Class C:
4/30/2019[6,7]	15.71	.09	1.48	1.57	(.05)	(.65)	(.70)	16.58	10.80	[8]	387		1.17	[9]	1.17	[9]	1.61	[9]	1.14	[9]
10/31/2018	17.08	(.02)	(.42)	(.44)	— [10]	(.93)	(.93)	15.71	(2.85)		350		1.12		1.12		1.56		(.11)
10/31/2017	14.05	.04	3.40	3.44	(.04)	(.37)	(.41)	17.08	25.16		295		1.11		1.11		1.55		.28
10/31/2016	14.37	.04	.09	.13	(.03)	(.42)	(.45)	14.05	.99		227		1.14		1.13		1.62		.30
10/31/2015	14.63	.03	(.02)	.01	(.05)	(.22)	(.27)	14.37	.06		198		1.22		1.12		1.61		.22
10/31/2014	13.79	.02	.93	.95	(.10)	(.01)	(.11)	14.63	6.92		134		1.24		1.14		1.63		.14
Class T:
4/30/2019[6,7]	16.04	.17	1.50	1.67	(.21)	(.65)	(.86)	16.85	11.43	[8,11]	—	[12]	.17	[9,11]	.17	[9,11]	.61	[9,11]	2.22	[9,11]
10/31/2018	17.40	.17	(.45)	(.28)	(.15)	(.93)	(1.08)	16.04	(1.86)[11]		—	[12]	.10	[11]	.10	[11]	.54	[11]	.99	[11]
10/31/2017[6,13]	15.06	.05	2.29	2.34	—	—	—	17.40	15.54	[8,11]	—	[12]	.12	[9,11]	.12	[9,11]	.56	[9,11]	.52	[9,11]
Class F-1:
4/30/2019[6,7]	16.02	.15	1.50	1.65	(.16)	(.65)	(.81)	16.86	11.28	[8]	81		.41	[9]	.41	[9]	.85	[9]	1.91	[9]
10/31/2018	17.39	.11	(.44)	(.33)	(.11)	(.93)	(1.04)	16.02	(2.15)		75		.38		.38		.82		.61
10/31/2017	14.30	.15	3.45	3.60	(.14)	(.37)	(.51)	17.39	26.01		58		.39		.39		.83		.99
10/31/2016	14.58	.15	.10	.25	(.11)	(.42)	(.53)	14.30	1.77		40		.42		.40		.89		1.08
10/31/2015	14.82	.15	(.04)	.11	(.13)	(.22)	(.35)	14.58	.77		39		.50		.40		.89		1.01
10/31/2014	13.92	.13	.93	1.06	(.15)	(.01)	(.16)	14.82	7.69		39		.51		.41		.90		.92
Class F-2:
4/30/2019[6,7]	16.08	.17	1.51	1.68	(.21)	(.65)	(.86)	16.90	11.45	[8]	404		.15	[9]	.15	[9]	.59	[9]	2.19	[9]
10/31/2018	17.44	.14	(.42)	(.28)	(.15)	(.93)	(1.08)	16.08	(1.88)		395		.13		.13		.57		.84
10/31/2017	14.34	.17	3.48	3.65	(.18)	(.37)	(.55)	17.44	26.37		249		.13		.13		.57		1.10
10/31/2016	14.64	.16	.12	.28	(.16)	(.42)	(.58)	14.34	1.98		105		.15		.13		.62		1.15
10/31/2015	14.87	.19	(.04)	.15	(.16)	(.22)	(.38)	14.64	1.08		55		.24		.14		.63		1.28
10/31/2014	13.96	.17	.92	1.09	(.17)	(.01)	(.18)	14.87	7.90		41		.24		.14		.63		1.15
Class F-3:
4/30/2019[6,7]	16.06	.18	1.50	1.68	(.23)	(.65)	(.88)	16.86	11.47	[8]	70		.04	[9]	.04	[9]	.48	[9]	2.25	[9]
10/31/2018	17.41	.13	(.39)	(.26)	(.16)	(.93)	(1.09)	16.06	(1.74)		62		.02		.02		.46		.75
10/31/2017[6,14]	14.50	.06	2.85	2.91	—	—	—	17.41	20.07	[8]	15		.02	[9]	.02	[9]	.46	[9]	.51	[9]

44	American Funds Portfolio Series

Global Growth Portfolio

		Income (loss) from investment operations[1]				Dividends and distributions							Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income (loss)		Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income (loss) to average net assets[3]
Class 529-A:
4/30/2019[6,7]	$15.98	$.14		$1.50	$1.64	$(.16)	$(.65)	$(.81)	$16.81	11.25%[8]	$330		.48%[9]		.48%[9]		.92%[9]		1.81%[9]
10/31/2018	17.35	.10		(.43)	(.33)	(.11)	(.93)	(1.04)	15.98	(2.17)	279		.41		.41		.85		.60
10/31/2017	14.27	.15		3.44	3.59	(.14)	(.37)	(.51)	17.35	26.04	218		.40		.40		.84		.96
10/31/2016	14.56	.14		.11	.25	(.12)	(.42)	(.54)	14.27	1.79	147		.41		.39		.88		1.03
10/31/2015	14.81	.14		(.04)	.10	(.13)	(.22)	(.35)	14.56	.73	126		.51		.41		.90		.97
10/31/2014	13.91	.13		.93	1.06	(.15)	(.01)	(.16)	14.81	7.70	94		.51		.41		.90		.87
Class 529-C:
4/30/2019[6,7]	15.71	.08		1.48	1.56	(.03)	(.65)	(.68)	16.59	10.77 [8]	81		1.22	[9]	1.22	[9]	1.66	[9]	1.09	[9]
10/31/2018	17.08	(.03)		(.41)	(.44)	—	(.93)	(.93)	15.71	(2.87)	74		1.18		1.18		1.62		(.16)
10/31/2017	14.03	.03		3.40	3.43	(.01)	(.37)	(.38)	17.08	25.05	71		1.19		1.19		1.63		.17
10/31/2016	14.34	.03		.10	.13	(.02)	(.42)	(.44)	14.03	.92	56		1.23		1.21		1.70		.22
10/31/2015	14.61	.03		(.04)	(.01)	(.04)	(.22)	(.26)	14.34	(.02)	53		1.31		1.21		1.70		.18
10/31/2014	13.78	—	[10]	.92	.92	(.08)	(.01)	(.09)	14.61	6.76	42		1.32		1.22		1.71		(.03)
Class 529-E:
4/30/2019[6,7]	15.89	.13		1.49	1.62	(.13)	(.65)	(.78)	16.73	11.11 [8]	13		.67	[9]	.67	[9]	1.11	[9]	1.63	[9]
10/31/2018	17.25	.06		(.41)	(.35)	(.08)	(.93)	(1.01)	15.89	(2.33)	11		.64		.64		1.08		.35
10/31/2017	14.19	.11		3.42	3.53	(.10)	(.37)	(.47)	17.25	25.71	9		.64		.64		1.08		.69
10/31/2016	14.50	.10		.10	.20	(.09)	(.42)	(.51)	14.19	1.45	6		.68		.67		1.16		.75
10/31/2015	14.75	.10		(.02)	.08	(.11)	(.22)	(.33)	14.50	.55	5		.78		.68		1.17		.69
10/31/2014	13.88	.08		.93	1.01	(.13)	(.01)	(.14)	14.75	7.33	4		.79		.69		1.18		.55
Class 529-T:
4/30/2019[6,7]	16.03	.17		1.50	1.67	(.20)	(.65)	(.85)	16.85	11.42 [8,11]	—	[12]	.20	[9,11]	.20	[9,11]	.64	[9,11]	2.11	[9,11]
10/31/2018	17.39	.15		(.44)	(.29)	(.14)	(.93)	(1.07)	16.03	(1.92)[11]	—	[12]	.17	[11]	.17	[11]	.61	[11]	.89	[11]
10/31/2017[6,13]	15.06	.04		2.29	2.33	—	—	—	17.39	15.47 [8,11]	—	[12]	.19	[9,11]	.19	[9,11]	.63	[9,11]	.45	[9,11]
Class 529-F-1:
4/30/2019[6,7]	16.06	.16		1.50	1.66	(.20)	(.65)	(.85)	16.87	11.37 [8]	37		.22	[9]	.22	[9]	.66	[9]	2.01	[9]
10/31/2018	17.41	.14		(.42)	(.28)	(.14)	(.93)	(1.07)	16.06	(1.87)	29		.18		.18		.62		.79
10/31/2017	14.32	.18		3.45	3.63	(.17)	(.37)	(.54)	17.41	26.25	17		.18		.18		.62		1.15
10/31/2016	14.61	.17		.11	.28	(.15)	(.42)	(.57)	14.32	1.97	10		.22		.21		.70		1.19
10/31/2015	14.85	.17		(.03)	.14	(.16)	(.22)	(.38)	14.61	.98	8		.31		.21		.70		1.12
10/31/2014	13.94	.14		.94	1.08	(.16)	(.01)	(.17)	14.85	7.85	4		.31		.21		.70		.96
Class ABLE-A:
4/30/2019[6,7]	16.00	.09		1.55	1.64	(.22)	(.65)	(.87)	16.77	11.25 [8]	—	[12]	.44	[9]	.37	[9]	.81	[9]	1.20	[9]
10/31/2018[6,15]	17.48	.01		(1.49)	(1.48)	—	—	—	16.00	(8.47)[8,11]	—	[12]	.08	[8,11]	.06	[8,11]	.50	[8,11]	.04	[8,11]

See end of tables for footnotes.

American Funds Portfolio Series	45

Financial highlights (continued)

Global Growth Portfolio

		Income (loss) from investment operations[1]			Dividends and distributions							Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income (loss) to average net assets[3]
Class R-1:
4/30/2019[6,7]	$15.78	$.09	$1.50	$1.59	$(.05)	$(.65)	$(.70)	$16.67	10.87%[8]	$5		1.11%[9]		1.11%[9]		1.55%[9]		1.14%[9]
10/31/2018	17.16	(.02)	(.41)	(.43)	(.02)	(.93)	(.95)	15.78	(2.78)	5		1.10		1.10		1.54		(.10)
10/31/2017	14.08	.03	3.42	3.45	—	(.37)	(.37)	17.16	25.12	3		1.12		1.12		1.56		.19
10/31/2016	14.39	.03	.11	.14	(.03)	(.42)	(.45)	14.08	1.03	3		1.15		1.14		1.63		.24
10/31/2015	14.65	.02	(.02)	—	(.04)	(.22)	(.26)	14.39	.03	2		1.23		1.13		1.62		.17
10/31/2014	13.81	.02	.92	.94	(.09)	(.01)	(.10)	14.65	6.86	2		1.25		1.15		1.64		.13
Class R-2:
4/30/2019[6,7]	15.67	.09	1.48	1.57	(.05)	(.65)	(.70)	16.54	10.85 [8]	83		1.14	[9]	1.14	[9]	1.58	[9]	1.17	[9]
10/31/2018	17.03	(.01)	(.42)	(.43)	— [10]	(.93)	(.93)	15.67	(2.79)	74		1.11		1.11		1.55		(.08)
10/31/2017	14.03	.04	3.38	3.42	(.05)	(.37)	(.42)	17.03	25.10	67		1.10		1.10		1.54		.26
10/31/2016	14.35	.03	.11	.14	(.04)	(.42)	(.46)	14.03	1.03	47		1.16		1.15		1.64		.22
10/31/2015	14.62	.02	(.02)	—	(.05)	(.22)	(.27)	14.35	.03	33		1.25		1.15		1.64		.17
10/31/2014	13.80	— [10]	.93	.93	(.10)	(.01)	(.11)	14.62	6.82	19		1.30		1.20		1.69		.03
Class R-2E:
4/30/2019[6,7]	15.86	.11	1.50	1.61	(.14)	(.65)	(.79)	16.68	11.06 [8]	6		.84	[9]	.84	[9]	1.28	[9]	1.35	[9]
10/31/2018	17.24	.02	(.41)	(.39)	(.06)	(.93)	(.99)	15.86	(2.55)	4		.82		.82		1.26		.10
10/31/2017	14.27	.08	3.43	3.51	(.17)	(.37)	(.54)	17.24	25.48	1		.81		.81		1.25		.49
10/31/2016	14.57	(.05)	.31	.26	(.14)	(.42)	(.56)	14.27	1.84	1		.75		.75		1.24		(.42)
10/31/2015	14.82	.17	(.04)	.13	(.16)	(.22)	(.38)	14.57	.94 [11]	—	[12]	.38	[11]	.27	[11]	.76	[11]	1.18	[11]
10/31/2014[6,16]	15.02	.01	(.21)	(.20)	—	—	—	14.82	(1.33)[8,11]	—	[12]	.06	[8,11]	.04	[8,11]	.53	[8,11]	.09	[8,11]
Class R-3:
4/30/2019[6,7]	15.88	.12	1.49	1.61	(.12)	(.65)	(.77)	16.72	11.08 [8]	53		.69	[9]	.69	[9]	1.13	[9]	1.59	[9]
10/31/2018	17.24	.06	(.42)	(.36)	(.07)	(.93)	(1.00)	15.88	(2.37)	45		.67		.67		1.11		.33
10/31/2017	14.19	.10	3.42	3.52	(.10)	(.37)	(.47)	17.24	25.64	36		.66		.66		1.10		.65
10/31/2016	14.49	.09	.11	.20	(.08)	(.42)	(.50)	14.19	1.46	22		.72		.70		1.19		.69
10/31/2015	14.74	.10	(.03)	.07	(.10)	(.22)	(.32)	14.49	.48	18		.79		.69		1.18		.66
10/31/2014	13.86	.09	.92	1.01	(.12)	(.01)	(.13)	14.74	7.38	13		.82		.72		1.21		.60
Class R-4:
4/30/2019[6,7]	15.99	.15	1.50	1.65	(.17)	(.65)	(.82)	16.82	11.28 [8]	23		.39	[9]	.39	[9]	.83	[9]	1.85	[9]
10/31/2018	17.34	.11	(.42)	(.31)	(.11)	(.93)	(1.04)	15.99	(2.05)	22		.37		.37		.81		.62
10/31/2017	14.27	.15	3.44	3.59	(.15)	(.37)	(.52)	17.34	26.03	17		.36		.36		.80		1.00
10/31/2016	14.57	.15	.10	.25	(.13)	(.42)	(.55)	14.27	1.81	10		.41		.39		.88		1.08
10/31/2015	14.82	.15	(.04)	.11	(.14)	(.22)	(.36)	14.57	.81	9		.47		.37		.86		1.00
10/31/2014	13.93	.12	.93	1.05	(.15)	(.01)	(.16)	14.82	7.62	4		.48		.38		.87		.81
Class R-5E:
4/30/2019[6,7]	16.00	.14	1.52	1.66	(.21)	(.65)	(.86)	16.80	11.43 [8]	5		.17	[9]	.17	[9]	.61	[9]	1.74	[9]
10/31/2018	17.37	.06	(.34)	(.28)	(.16)	(.93)	(1.09)	16.00	(1.90)	3		.17		.17		.61		.33
10/31/2017	14.26	.20	3.44	3.64	(.16)	(.37)	(.53)	17.37	26.42	—	[12]	.17		.10		.54		1.33
10/31/2016[6,17]	14.71	.17	(.03)	.14	(.17)	(.42)	(.59)	14.26	1.03 [8]	—	[12]	.27	[9]	.25	[9]	.74	[9]	1.32	[9]

46	American Funds Portfolio Series

Global Growth Portfolio

		Income (loss) from investment operations[1]			Dividends and distributions						Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)	expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income (loss) to average net assets[3]
Class R-5:
4/30/2019[6,7]	$16.16	$.18	$1.51	$1.69	$(.22)	$(.65)	$(.87)	$16.98	11.45%[8]	$9	.09%[9]		.09%[9]		.53%[9]		2.24%[9]
10/31/2018	17.52	.17	(.44)	(.27)	(.16)	(.93)	(1.09)	16.16	(1.83)	8	.08		.08		.52		.99
10/31/2017	14.40	.20	3.47	3.67	(.18)	(.37)	(.55)	17.52	26.46	8	.07		.07		.51		1.25
10/31/2016	14.70	.17	.11	.28	(.16)	(.42)	(.58)	14.40	2.03	4	.10		.09		.58		1.25
10/31/2015	14.88	.16	— [10]	.16	(.12)	(.22)	(.34)	14.70	1.13	3	.18		.08		.57		1.10
10/31/2014	13.97	.27	.82	1.09	(.17)	(.01)	(.18)	14.88	7.92	1	.21		.11		.60		1.84

Class R-6:
4/30/2019[6,7]	16.20	.17	1.51	1.68	(.22)	(.65)	(.87)	17.01	11.43 [8]	73	.04	[9]	.04	[9]	.48	[9]	2.19	[9]
10/31/2018	17.55	.17	(.43)	(.26)	(.16)	(.93)	(1.09)	16.20	(1.73)	56	.02		.02		.46		.99
10/31/2017	14.43	.21	3.47	3.68	(.19)	(.37)	(.56)	17.55	26.45	49	.03		.03		.47		1.31
10/31/2016	14.72	.21	.09	.30	(.17)	(.42)	(.59)	14.43	2.13	32	.05		.03		.52		1.47
10/31/2015	14.95	.20	(.04)	.16	(.17)	(.22)	(.39)	14.72	1.15	39	.14		.04		.53		1.36
10/31/2014	14.02	.14	.98	1.12	(.18)	(.01)	(.19)	14.95	8.07	33	.14		.04		.53		.96

See end of tables for footnotes.

American Funds Portfolio Series	47

Financial highlights (continued)

Growth Portfolio

		Income (loss) from investment operations[1]			Dividends and distributions								Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)		expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income (loss) to average net assets[3]
Class A:
4/30/2019[6,7]	$17.89	$.14	$1.51	$1.65	$(.16)	$(.83)	$(.99)	$18.55	10.17%[8]		$4,676		.42%[9]		.42%[9]		.81%[9]		1.59%[9]
10/31/2018	18.13	.12	.26	.38	(.13)	(.49)	(.62)	17.89	2.02		3,973		.36		.36		.74		.65
10/31/2017	15.21	.16	3.41	3.57	(.15)	(.50)	(.65)	18.13	24.39		3,364		.33		.33		.72		.97
10/31/2016	15.41	.10	.41	.51	(.11)	(.60)	(.71)	15.21	3.41		2,505		.34		.32		.76		.68
10/31/2015	15.36	.10	.43	.53	(.12)	(.36)	(.48)	15.41	3.48		2,042		.42		.32		.75		.65
10/31/2014	14.02	.07	1.39	1.46	(.08)	(.04)	(.12)	15.36	10.46		1,345		.42		.32		.75		.47
Class C:
4/30/2019[6,7]	17.54	.07	1.49	1.56	(.03)	(.83)	(.86)	18.24	9.71	[8]	972		1.15	[9]	1.15	[9]	1.54	[9]	.87	[9]
10/31/2018	17.78	(.02)	.27	.25	— [10]	(.49)	(.49)	17.54	1.34		858		1.12		1.12		1.50		(.09)
10/31/2017	14.94	.03	3.35	3.38	(.04)	(.50)	(.54)	17.78	23.37		761		1.11		1.11		1.50		.20
10/31/2016	15.18	(.02)	.39	.37	(.01)	(.60)	(.61)	14.94	2.54		595		1.14		1.12		1.56		(.13)
10/31/2015	15.16	(.03)	.44	.41	(.03)	(.36)	(.39)	15.18	2.69		458		1.21		1.11		1.54		(.18)
10/31/2014	13.89	(.05)	1.38	1.33	(.02)	(.04)	(.06)	15.16	9.60		259		1.23		1.13		1.56		(.35)
Class T:
4/30/2019[6,7]	17.92	.17	1.49	1.66	(.20)	(.83)	(1.03)	18.55	10.29	[8,11]	—	[12]	.16	[9,11]	.16	[9,11]	.55	[9,11]	1.94	[9,11]
10/31/2018	18.15	.18	.25	.43	(.17)	(.49)	(.66)	17.92	2.30	[11]	—	[12]	.10	[11]	.10	[11]	.48	[11]	.96	[11]
10/31/2017[6,13]	16.00	.04	2.11	2.15	—	—	—	18.15	13.44	[8,11]	—	[12]	.11	[9,11]	.11	[9,11]	.50	[9,11]	.45	[9,11]
Class F-1:
4/30/2019[6,7]	17.88	.14	1.52	1.66	(.16)	(.83)	(.99)	18.55	10.21	[8]	107		.40	[9]	.40	[9]	.79	[9]	1.63	[9]
10/31/2018	18.11	.12	.26	.38	(.12)	(.49)	(.61)	17.88	2.03		92		.38		.38		.76		.65
10/31/2017	15.20	.15	3.40	3.55	(.14)	(.50)	(.64)	18.11	24.25		78		.39		.39		.78		.93
10/31/2016	15.40	.09	.40	.49	(.09)	(.60)	(.69)	15.20	3.32		60		.41		.39		.83		.63
10/31/2015	15.35	.09	.43	.52	(.11)	(.36)	(.47)	15.40	3.42		51		.49		.39		.82		.61
10/31/2014	14.01	.06	1.40	1.46	(.08)	(.04)	(.12)	15.35	10.44		40		.50		.40		.83		.41
Class F-2:
4/30/2019[6,7]	17.98	.16	1.52	1.68	(.20)	(.83)	(1.03)	18.63	10.37	[8]	565		.13	[9]	.13	[9]	.52	[9]	1.86	[9]
10/31/2018	18.21	.16	.26	.42	(.16)	(.49)	(.65)	17.98	2.27		474		.12		.12		.50		.84
10/31/2017	15.27	.18	3.44	3.62	(.18)	(.50)	(.68)	18.21	24.66		294		.13		.13		.52		1.11
10/31/2016	15.47	.12	.41	.53	(.13)	(.60)	(.73)	15.27	3.58		166		.14		.13		.57		.81
10/31/2015	15.41	.13	.43	.56	(.14)	(.36)	(.50)	15.47	3.68		104		.23		.13		.56		.82
10/31/2014	14.05	.10	1.40	1.50	(.10)	(.04)	(.14)	15.41	10.69		57		.24		.14		.57		.66
Class F-3:
4/30/2019[6,7]	17.95	.16	1.52	1.68	(.22)	(.83)	(1.05)	18.58	10.39	[8]	113		.03	[9]	.03	[9]	.42	[9]	1.86	[9]
10/31/2018	18.17	.15	.30	.45	(.18)	(.49)	(.67)	17.95	2.42		78		.02		.02		.40		.78
10/31/2017[6,14]	15.59	.06	2.52	2.58	—	—	—	18.17	16.55	[8]	24		.02	[9]	.02	[9]	.41	[9]	.46	[9]

48	American Funds Portfolio Series

Growth Portfolio

		Income (loss) from investment operations[1]			Dividends and distributions								Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)		expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income (loss) to average net assets[3]
Class 529-A:
4/30/2019[6,7]	$17.87	$.13	$1.51	$1.64	$(.15)	$(.83)	$(.98)	$18.53	10.15%[8]		$864		.46%[9]		.46%[9]		.85%[9]		1.53%[9]
10/31/2018	18.11	.11	.26	.37	(.12)	(.49)	(.61)	17.87	2.00		712		.41		.41		.79		.60
10/31/2017	15.19	.14	3.42	3.56	(.14)	(.50)	(.64)	18.11	24.36		567		.38		.38		.77		.87
10/31/2016	15.40	.09	.40	.49	(.10)	(.60)	(.70)	15.19	3.28		370		.41		.40		.84		.60
10/31/2015	15.35	.09	.43	.52	(.11)	(.36)	(.47)	15.40	3.43		280		.49		.39		.82		.58
10/31/2014	14.01	.06	1.40	1.46	(.08)	(.04)	(.12)	15.35	10.43		184		.49		.39		.82		.40
Class 529-C:
4/30/2019[6,7]	17.51	.07	1.49	1.56	(.01)	(.83)	(.84)	18.23	9.72	[8]	199		1.20	[9]	1.20	[9]	1.59	[9]	.82	[9]
10/31/2018	17.77	(.03)	.26	.23	—	(.49)	(.49)	17.51	1.22		182		1.18		1.18		1.56		(.15)
10/31/2017	14.94	.02	3.35	3.37	(.04)	(.50)	(.54)	17.77	23.32		184		1.18		1.18		1.57		.10
10/31/2016	15.18	(.03)	.39	.36	—	(.60)	(.60)	14.94	2.44		126		1.22		1.21		1.65		(.20)
10/31/2015	15.15	(.04)	.44	.40	(.01)	(.36)	(.37)	15.18	2.64		98		1.31		1.21		1.64		(.24)
10/31/2014	13.88	(.06)	1.37	1.31	— [10]	(.04)	(.04)	15.15	9.45		65		1.31		1.21		1.64		(.41)
Class 529-E:
4/30/2019[6,7]	17.73	.12	1.50	1.62	(.11)	(.83)	(.94)	18.41	10.07	[8]	37		.65	[9]	.65	[9]	1.04	[9]	1.35	[9]
10/31/2018	17.98	.07	.25	.32	(.08)	(.49)	(.57)	17.73	1.73		31		.63		.63		1.01		.38
10/31/2017	15.09	.10	3.40	3.50	(.11)	(.50)	(.61)	17.98	24.01		26		.64		.64		1.03		.63
10/31/2016	15.31	.05	.40	.45	(.07)	(.60)	(.67)	15.09	3.02		18		.68		.66		1.10		.35
10/31/2015	15.27	.05	.43	.48	(.08)	(.36)	(.44)	15.31	3.14		14		.77		.67		1.10		.34
10/31/2014	13.96	.01	1.39	1.40	(.05)	(.04)	(.09)	15.27	10.08		11		.78		.68		1.11		.09
Class 529-T:
4/30/2019[6,7]	17.91	.16	1.50	1.66	(.19)	(.83)	(1.02)	18.55	10.27	[8,11]	—	[12]	.18	[9,11]	.18	[9,11]	.57	[9,11]	1.85	[9,11]
10/31/2018	18.14	.16	.26	.42	(.16)	(.49)	(.65)	17.91	2.25	[11]	—	[12]	.17	[11]	.17	[11]	.55	[11]	.88	[11]
10/31/2017[6,13]	16.00	.04	2.10	2.14	—	—	—	18.14	13.38	[8,11]	—	[12]	.18	[9,11]	.18	[9,11]	.57	[9,11]	.38	[9,11]
Class 529-F-1:
4/30/2019[6,7]	17.95	.15	1.52	1.67	(.19)	(.83)	(1.02)	18.60	10.32	[8]	99		.21	[9]	.21	[9]	.60	[9]	1.76	[9]
10/31/2018	18.18	.15	.27	.42	(.16)	(.49)	(.65)	17.95	2.23		78		.18		.18		.56		.81
10/31/2017	15.25	.17	3.43	3.60	(.17)	(.50)	(.67)	18.18	24.55		56		.18		.18		.57		1.01
10/31/2016	15.45	.11	.41	.52	(.12)	(.60)	(.72)	15.25	3.47		30		.21		.20		.64		.74
10/31/2015	15.39	.11	.45	.56	(.14)	(.36)	(.50)	15.45	3.64		20		.30		.20		.63		.70
10/31/2014	14.04	.09	1.39	1.48	(.09)	(.04)	(.13)	15.39	10.60		10		.31		.21		.64		.59
Class ABLE-A:
4/30/2019[6,7]	17.88	.10	1.54	1.64	(.21)	(.83)	(1.04)	18.48	10.20	[8]	1		.43	[9]	.36	[9]	.75	[9]	1.21	[9]
10/31/2018[6,15]	19.28	.01	(1.41)	(1.40)	—	—	—	17.88	(7.26)[8]		—	[12]	.11	[8]	.09	[8]	.47	[8]	.05	[8]

See end of tables for footnotes.

American Funds Portfolio Series	49

Financial highlights (continued)

Growth Portfolio

		Income (loss) from investment operations[1]			Dividends and distributions								Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)		expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income (loss) to average net assets[3]
Class R-1:
4/30/2019[6,7]	$17.62	$.07	$1.50	$1.57	$(.06)	$(.83)	$(.89)	$18.30	9.75%[8]		$21		1.12%[9]		1.12%[9]		1.51%[9]		.83%[9]
10/31/2018	17.87	(.03)	.28	.25	(.01)	(.49)	(.50)	17.62	1.31		16		1.11		1.11		1.49		(.18)
10/31/2017	15.00	.03	3.37	3.40	(.03)	(.50)	(.53)	17.87	23.36		9		1.11		1.11		1.50		.21
10/31/2016	15.22	(.02)	.40	.38	—	(.60)	(.60)	15.00	2.57		7		1.15		1.13		1.57		(.11)
10/31/2015	15.19	(.03)	.44	.41	(.02)	(.36)	(.38)	15.22	2.66		7		1.22		1.12		1.55		(.19)
10/31/2014	13.90	(.05)	1.38	1.33	—	(.04)	(.04)	15.19	9.57		5		1.24		1.14		1.57		(.34)
Class R-2:
4/30/2019[6,7]	17.53	.08	1.48	1.56	(.03)	(.83)	(.86)	18.23	9.76	[8]	191		1.12	[9]	1.12	[9]	1.51	[9]	.89 [9]
10/31/2018	17.78	(.02)	.27	.25	(.01)	(.49)	(.50)	17.53	1.33		162		1.10		1.10		1.48		(.09)
10/31/2017	14.95	.03	3.35	3.38	(.05)	(.50)	(.55)	17.78	23.36		139		1.10		1.10		1.49		.16
10/31/2016	15.18	(.03)	.41	.38	(.01)	(.60)	(.61)	14.95	2.57		94		1.15		1.14		1.58		(.20)
10/31/2015	15.16	(.03)	.43	.40	(.02)	(.36)	(.38)	15.18	2.65		61		1.24		1.14		1.57		(.21)
10/31/2014	13.90	(.06)	1.39	1.33	(.03)	(.04)	(.07)	15.16	9.55		34		1.29		1.19		1.62		(.42)
Class R-2E:
4/30/2019[6,7]	17.65	.09	1.51	1.60	(.09)	(.83)	(.92)	18.33	9.95	[8]	10		.83	[9]	.83	[9]	1.22	[9]	1.06 [9]
10/31/2018	17.91	.04	.25	.29	(.06)	(.49)	(.55)	17.65	1.57		8		.82		.82		1.20		.20
10/31/2017	15.08	.07	3.38	3.45	(.12)	(.50)	(.62)	17.91	23.76		6		.81		.81		1.20		.42
10/31/2016	15.38	.03	.41	.44	(.14)	(.60)	(.74)	15.08	2.94		4		.82		.81		1.25		.23
10/31/2015	15.36	.07	.45	.52	(.14)	(.36)	(.50)	15.38	3.43	[11]	—	[12]	.52	[11]	.42	[11]	.85	[11]	.48 [11]
10/31/2014[6,16]	15.54	.01	(.19)	(.18)	—	—	—	15.36	(1.16)[8,11]		—	[12]	.06	[8,11]	.04	[8,11]	.47	[8,11]	.06 [8,11]
Class R-3:
4/30/2019[6,7]	17.75	.12	1.50	1.62	(.11)	(.83)	(.94)	18.43	10.02	[8]	122		.68	[9]	.68	[9]	1.07	[9]	1.34 [9]
10/31/2018	17.99	.06	.27	.33	(.08)	(.49)	(.57)	17.75	1.76		107		.66		.66		1.04		.34
10/31/2017	15.11	.09	3.40	3.49	(.11)	(.50)	(.61)	17.99	23.95		88		.66		.66		1.05		.58
10/31/2016	15.32	.04	.41	.45	(.06)	(.60)	(.66)	15.11	3.02		55		.71		.69		1.13		.26
10/31/2015	15.29	.04	.43	.47	(.08)	(.36)	(.44)	15.32	3.07		37		.78		.68		1.11		.25
10/31/2014	13.97	.01	1.39	1.40	(.04)	(.04)	(.08)	15.29	10.07		22		.81		.71		1.14		.06
Class R-4:
4/30/2019[6,7]	17.86	.14	1.51	1.65	(.16)	(.83)	(.99)	18.52	10.19	[8]	63		.37	[9]	.37	[9]	.76	[9]	1.63 [9]
10/31/2018	18.10	.12	.25	.37	(.12)	(.49)	(.61)	17.86	2.01		54		.36		.36		.74		.66
10/31/2017	15.18	.15	3.42	3.57	(.15)	(.50)	(.65)	18.10	24.40		48		.36		.36		.75		.91
10/31/2016	15.40	.09	.40	.49	(.11)	(.60)	(.71)	15.18	3.29		31		.40		.38		.82		.59
10/31/2015	15.36	.06	.46	.52	(.12)	(.36)	(.48)	15.40	3.42		23		.47		.37		.80		.40
10/31/2014	14.02	.06	1.40	1.46	(.08)	(.04)	(.12)	15.36	10.44		7		.47		.37		.80		.39
Class R-5E:
4/30/2019[6,7]	17.88	.14	1.53	1.67	(.20)	(.83)	(1.03)	18.52	10.32	[8]	13		.17	[9]	.17	[9]	.56	[9]	1.65 [9]
10/31/2018	18.13	.14	.27	.41	(.17)	(.49)	(.66)	17.88	2.22		9		.16		.16		.54		.75
10/31/2017	15.18	(.02)	3.63	3.61	(.16)	(.50)	(.66)	18.13	24.71		6		.17		.17		.56		(.14)
10/31/2016[6,17]	15.52	.12	.28	.40	(.14)	(.60)	(.74)	15.18	2.73	[8]	—	[12]	.26	[9]	.25	[9]	.69	[9]	.89 [9]

50	American Funds Portfolio Series

Growth Portfolio

		Income (loss) from investment operations[1]			Dividends and distributions							Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)	expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income (loss) to average net assets[3]
Class R-5:
4/30/2019[6,7]	$18.06	$.16	$1.53	$1.69	$(.21)	$(.83)	$(1.04)	$18.71	10.36%[8]		$23	.08%[9]		.08%[9]		.47%[9]		1.88%[9]
10/31/2018	18.28	.18	.26	.44	(.17)	(.49)	(.66)	18.06	2.36		26	.07		.07		.45		.93
10/31/2017	15.33	.20	3.44	3.64	(.19)	(.50)	(.69)	18.28	24.70		22	.07		.07		.46		1.21
10/31/2016	15.53	.13	.41	.54	(.14)	(.60)	(.74)	15.33	3.62		10	.10		.08		.52		.85
10/31/2015	15.42	.10	.47	.57	(.10)	(.36)	(.46)	15.53	3.76		5	.17		.07		.50		.66
10/31/2014	14.06	.15	1.35	1.50	(.10)	(.04)	(.14)	15.42	10.72		1	.20		.10		.53		1.03
Class R-6:
4/30/2019[6,7]	18.03	.17	1.52	1.69	(.22)	(.83)	(1.05)	18.67	10.40	[8]	110	.03	[9]	.03	[9]	.42	[9]	1.89	[9]
10/31/2018	18.25	.18	.27	.45	(.18)	(.49)	(.67)	18.03	2.40		87	.02		.02		.40		.94
10/31/2017	15.30	.20	3.44	3.64	(.19)	(.50)	(.69)	18.25	24.79		63	.02		.02		.41		1.21
10/31/2016	15.50	.16	.39	.55	(.15)	(.60)	(.75)	15.30	3.66		41	.05		.03		.47		1.05
10/31/2015	15.43	.16	.42	.58	(.15)	(.36)	(.51)	15.50	3.83		46	.13		.03		.46		1.00
10/31/2014	14.07	.09	1.41	1.50	(.10)	(.04)	(.14)	15.43	10.75		36	.13		.03		.46		.59

See end of tables for footnotes.

American Funds Portfolio Series	51

Financial highlights (continued)

Growth and Income Portfolio

		Income (loss) from investment operations[1]			Dividends and distributions								Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)		expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income to average net assets[3]
Class A:
4/30/2019[6,7]	$14.63	$.17	$1.02	$1.19	$(.17)	$(.54)	$(.71)	$15.11	8.75%[8]		$6,009		.37%[9]		.37%[9]		.70%[9]		2.35%[9]
10/31/2018	15.06	.27	(.17)	.10	(.26)	(.27)	(.53)	14.63	.56		5,354		.35		.35		.68		1.74
10/31/2017	13.36	.27	2.02	2.29	(.27)	(.32)	(.59)	15.06	17.69		4,836		.33		.33		.66		1.91
10/31/2016	13.44	.26	.25	.51	(.24)	(.35)	(.59)	13.36	3.98		3,924		.35		.34		.71		2.02
10/31/2015	13.80	.26	(.17)	.09	(.27)	(.18)	(.45)	13.44	.70		3,363		.42		.32		.69		1.95
10/31/2014	12.74	.28	1.08	1.36	(.29)	(.01)	(.30)	13.80	10.77		2,564		.42		.32		.69		2.08
Class C:
4/30/2019[6,7]	14.54	.12	1.01	1.13	(.12)	(.54)	(.66)	15.01	8.34	[8]	1,250		1.10	[9]	1.10	[9]	1.43	[9]	1.62	[9]
10/31/2018	14.97	.15	(.16)	(.01)	(.15)	(.27)	(.42)	14.54	(.18)		1,155		1.09		1.09		1.42		1.00
10/31/2017	13.28	.16	2.01	2.17	(.16)	(.32)	(.48)	14.97	16.84		1,111		1.11		1.11		1.44		1.15
10/31/2016	13.37	.16	.25	.41	(.15)	(.35)	(.50)	13.28	3.16		923		1.13		1.12		1.49		1.23
10/31/2015	13.74	.15	(.17)	(.02)	(.17)	(.18)	(.35)	13.37	(.12)		737		1.21		1.11		1.48		1.14
10/31/2014	12.69	.17	1.08	1.25	(.19)	(.01)	(.20)	13.74	9.93		491		1.22		1.12		1.49		1.27
Class T:
4/30/2019[6,7]	14.63	.19	1.02	1.21	(.19)	(.54)	(.73)	15.11	8.91	[8,11]	—	[12]	.09	[9,11]	.09	[9,11]	.42	[9,11]	2.68	[9,11]
10/31/2018	15.06	.31	(.17)	.14	(.30)	(.27)	(.57)	14.63	.82	[11]	—	[12]	.08	[11]	.08	[11]	.41	[11]	2.02	[11]
10/31/2017[6,13]	13.85	.14	1.19	1.33	(.12)	—	(.12)	15.06	9.67	[8,11]	—	[12]	.11	[9,11]	.11	[9,11]	.44	[9,11]	1.66	[9,11]
Class F-1:
4/30/2019[6,7]	14.63	.17	1.02	1.19	(.17)	(.54)	(.71)	15.11	8.74	[8]	181		.39	[9]	.39	[9]	.72	[9]	2.32	[9]
10/31/2018	15.06	.26	(.16)	.10	(.26)	(.27)	(.53)	14.63	.53		156		.38		.38		.71		1.72
10/31/2017	13.35	.26	2.03	2.29	(.26)	(.32)	(.58)	15.06	17.72		150		.39		.39		.72		1.87
10/31/2016	13.44	.26	.24	.50	(.24)	(.35)	(.59)	13.35	3.86		111		.40		.39		.76		1.96
10/31/2015	13.80	.26	(.18)	.08	(.26)	(.18)	(.44)	13.44	.64		84		.48		.38		.75		1.90
10/31/2014	12.74	.27	1.08	1.35	(.28)	(.01)	(.29)	13.80	10.70		63		.49		.39		.76		2.00
Class F-2:
4/30/2019[6,7]	14.65	.18	1.03	1.21	(.19)	(.54)	(.73)	15.13	8.87	[8]	665		.13	[9]	.13	[9]	.46	[9]	2.58	[9]
10/31/2018	15.08	.30	(.16)	.14	(.30)	(.27)	(.57)	14.65	.79		598		.12		.12		.45		1.94
10/31/2017	13.37	.29	2.04	2.33	(.30)	(.32)	(.62)	15.08	18.00		385		.13		.13		.46		2.08
10/31/2016	13.46	.29	.24	.53	(.27)	(.35)	(.62)	13.37	4.11		203		.14		.13		.50		2.20
10/31/2015	13.82	.28	(.16)	.12	(.30)	(.18)	(.48)	13.46	.88		125		.23		.13		.50		2.08
10/31/2014	12.75	.30	1.09	1.39	(.31)	(.01)	(.32)	13.82	11.03		73		.23		.13		.50		2.27
Class F-3:
4/30/2019[6,7]	14.64	.19	1.02	1.21	(.20)	(.54)	(.74)	15.11	8.87	[8]	100		.02	[9]	.02	[9]	.35	[9]	2.71	[9]
10/31/2018	15.07	.31	(.16)	.15	(.31)	(.27)	(.58)	14.64	.89		70		.01		.01		.34		2.03
10/31/2017[6,14]	13.57	.19	1.50	1.69	(.19)	—	(.19)	15.07	12.57	[8]	28		.02	[9]	.02	[9]	.35	[9]	1.74	[9]

52	American Funds Portfolio Series

Growth and Income Portfolio

		Income (loss) from investment operations[1]			Dividends and distributions								Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)		expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income to average net assets[3]
Class 529-A:
4/30/2019[6,7]	$14.62	$.17	$1.02	$1.19	$(.17)	$(.54)	$(.71)	$15.10	8.74%[8]		$568		.41%[9]		.41%[9]		.74%[9]		2.31%[9]
10/31/2018	15.05	.26	(.16)	.10	(.26)	(.27)	(.53)	14.62	.52		504		.39		.39		.72		1.70
10/31/2017	13.35	.26	2.02	2.28	(.26)	(.32)	(.58)	15.05	17.64		439		.39		.39		.72		1.85
10/31/2016	13.44	.25	.24	.49	(.23)	(.35)	(.58)	13.35	3.81		329		.44		.43		.80		1.92
10/31/2015	13.80	.25	(.17)	.08	(.26)	(.18)	(.44)	13.44	.61		276		.51		.41		.78		1.87
10/31/2014	12.74	.27	1.07	1.34	(.27)	(.01)	(.28)	13.80	10.67		221		.51		.41		.78		2.00
Class 529-C:
4/30/2019[6,7]	14.55	.11	1.02	1.13	(.12)	(.54)	(.66)	15.02	8.30	[8]	167		1.16	[9]	1.16	[9]	1.49	[9]	1.56	[9]
10/31/2018	14.98	.14	(.17)	(.03)	(.13)	(.27)	(.40)	14.55	(.27)		155		1.15		1.15		1.48		.92
10/31/2017	13.29	.15	2.01	2.16	(.15)	(.32)	(.47)	14.98	16.75		159		1.18		1.18		1.51		1.07
10/31/2016	13.38	.15	.24	.39	(.13)	(.35)	(.48)	13.29	3.05		128		1.22		1.20		1.57		1.15
10/31/2015	13.74	.15	(.17)	(.02)	(.16)	(.18)	(.34)	13.38	(.15)		114		1.30		1.20		1.57		1.08
10/31/2014	12.69	.16	1.07	1.23	(.17)	(.01)	(.18)	13.74	9.81		93		1.31		1.21		1.58		1.20
Class 529-E:
4/30/2019[6,7]	14.59	.15	1.02	1.17	(.15)	(.54)	(.69)	15.07	8.64	[8]	25		.63	[9]	.63	[9]	.96	[9]	2.10	[9]
10/31/2018	15.02	.22	(.16)	.06	(.22)	(.27)	(.49)	14.59	.29		23		.62		.62		.95		1.46
10/31/2017	13.33	.23	2.00	2.23	(.22)	(.32)	(.54)	15.02	17.31		21		.64		.64		.97		1.61
10/31/2016	13.41	.22	.25	.47	(.20)	(.35)	(.55)	13.33	3.67		17		.68		.66		1.03		1.71
10/31/2015	13.78	.22	(.18)	.04	(.23)	(.18)	(.41)	13.41	.29		14		.76		.66		1.03		1.61
10/31/2014	12.72	.23	1.08	1.31	(.24)	(.01)	(.25)	13.78	10.42		10		.78		.68		1.05		1.74
Class 529-T:
4/30/2019[6,7]	14.63	.18	1.03	1.21	(.19)	(.54)	(.73)	15.11	8.87	[8,11]	—	[12]	.15	[9,11]	.15	[9,11]	.48	[9,11]	2.57	[9,11]
10/31/2018	15.06	.30	(.17)	.13	(.29)	(.27)	(.56)	14.63	.75	[11]	—	[12]	.15	[11]	.15	[11]	.48	[11]	1.94	[11]
10/31/2017[6,13]	13.85	.13	1.20	1.33	(.12)	—	(.12)	15.06	9.63	[8,11]	—	[12]	.18	[9,11]	.18	[9,11]	.51	[9,11]	1.59	[9,11]
Class 529-F-1:
4/30/2019[6,7]	14.64	.18	1.02	1.20	(.19)	(.54)	(.73)	15.11	8.80	[8]	52		.16	[9]	.16	[9]	.49	[9]	2.52	[9]
10/31/2018	15.07	.29	(.16)	.13	(.29)	(.27)	(.56)	14.64	.75		41		.15		.15		.48		1.92
10/31/2017	13.36	.29	2.03	2.32	(.29)	(.32)	(.61)	15.07	17.95		34		.18		.18		.51		2.05
10/31/2016	13.45	.28	.24	.52	(.26)	(.35)	(.61)	13.36	4.03		24		.21		.20		.57		2.12
10/31/2015	13.81	.28	(.17)	.11	(.29)	(.18)	(.47)	13.45	.81		19		.30		.20		.57		2.09
10/31/2014	12.75	.29	1.08	1.37	(.30)	(.01)	(.31)	13.81	10.87		16		.30		.20		.57		2.19
Class ABLE-A:
4/30/2019[6,7]	14.62	.14	1.05	1.19	(.18)	(.54)	(.72)	15.09	8.74	[8]	1		.41	[9]	.34	[9]	.67	[9]	1.99	[9]
10/31/2018[6,15]	15.52	.08	(.92)	(.84)	(.06)	—	(.06)	14.62	(5.45)[8]		—	[12]	.11	[8]	.09	[8]	.42	[8]	.50	[8]

See end of tables for footnotes.

American Funds Portfolio Series	53

Financial highlights (continued)

Growth and Income Portfolio

		Income (loss) from investment operations[1]			Dividends and distributions								Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)		expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income to average net assets[3]
Class R-1:
4/30/2019[6,7]	$14.57	$.11	$1.02	$1.13	$(.12)	$(.54)	$(.66)	$15.04	8.34%[8]		$12		1.11%[9]		1.11%[9]		1.44%[9]		1.56%[9]
10/31/2018	15.00	.14	(.15)	(.01)	(.15)	(.27)	(.42)	14.57	(.19)		9		1.10		1.10		1.43		.94
10/31/2017	13.30	.16	2.02	2.18	(.16)	(.32)	(.48)	15.00	16.86		8		1.11		1.11		1.44		1.13
10/31/2016	13.39	.16	.24	.40	(.14)	(.35)	(.49)	13.30	3.08		6		1.15		1.13		1.50		1.23
10/31/2015	13.75	.15	(.17)	(.02)	(.16)	(.18)	(.34)	13.39	(.11)		7		1.22		1.12		1.49		1.12
10/31/2014	12.70	.17	1.07	1.24	(.18)	(.01)	(.19)	13.75	9.88		7		1.23		1.13		1.50		1.28
Class R-2:
4/30/2019[6,7]	14.52	.11	1.02	1.13	(.12)	(.54)	(.66)	14.99	8.36	[8]	155		1.10	[9]	1.10	[9]	1.43	[9]	1.61	[9]
10/31/2018	14.96	.15	(.17)	(.02)	(.15)	(.27)	(.42)	14.52	(.23)		137		1.09		1.09		1.42		1.00
10/31/2017	13.27	.16	2.01	2.17	(.16)	(.32)	(.48)	14.96	16.88		122		1.10		1.10		1.43		1.14
10/31/2016	13.37	.16	.24	.40	(.15)	(.35)	(.50)	13.27	3.08		91		1.15		1.14		1.51		1.20
10/31/2015	13.74	.15	(.17)	(.02)	(.17)	(.18)	(.35)	13.37	(.12)		63		1.24		1.14		1.51		1.09
10/31/2014	12.69	.16	1.08	1.24	(.18)	(.01)	(.19)	13.74	9.89		38		1.28		1.18		1.55		1.23
Class R-2E:
4/30/2019[6,7]	14.59	.13	1.02	1.15	(.14)	(.54)	(.68)	15.06	8.48	[8]	13		.82	[9]	.82	[9]	1.15	[9]	1.84	[9]
10/31/2018	15.02	.19	(.16)	.03	(.19)	(.27)	(.46)	14.59	.10		9		.82		.82		1.15		1.27
10/31/2017	13.33	.20	2.02	2.22	(.21)	(.32)	(.53)	15.02	17.17		8		.80		.80		1.13		1.44
10/31/2016	13.44	.16	.29	.45	(.21)	(.35)	(.56)	13.33	3.47		4		.82		.82		1.19		1.19
10/31/2015	13.80	.28	(.18)	.10	(.28)	(.18)	(.46)	13.44	.76	[11]	—	[12]	.36	[11]	.25	[11]	.62	[11]	2.07	[11]
10/31/2014[6,16]	13.91	.06	(.11)	(.05)	(.06)	—	(.06)	13.80	(.34)[8,11]		—	[12]	.06	[8,11]	.04	[8,11]	.41	[8,11]	.44	[8,11]
Class R-3:
4/30/2019[6,7]	14.58	.14	1.02	1.16	(.15)	(.54)	(.69)	15.05	8.55	[8]	104		.67	[9]	.67	[9]	1.00	[9]	2.02	[9]
10/31/2018	15.01	.22	(.17)	.05	(.21)	(.27)	(.48)	14.58	.26		93		.66		.66		.99		1.42
10/31/2017	13.31	.22	2.02	2.24	(.22)	(.32)	(.54)	15.01	17.39		82		.65		.65		.98		1.58
10/31/2016	13.41	.22	.23	.45	(.20)	(.35)	(.55)	13.31	3.51		60		.70		.69		1.06		1.66
10/31/2015	13.77	.22	(.17)	.05	(.23)	(.18)	(.41)	13.41	.36		41		.78		.68		1.05		1.59
10/31/2014	12.72	.22	1.08	1.30	(.24)	(.01)	(.25)	13.77	10.31		28		.80		.70		1.07		1.68
Class R-4:
4/30/2019[6,7]	14.63	.16	1.02	1.18	(.17)	(.54)	(.71)	15.10	8.69	[8]	72		.37	[9]	.37	[9]	.70	[9]	2.29	[9]
10/31/2018	15.05	.27	(.16)	.11	(.26)	(.27)	(.53)	14.63	.61		64		.36		.36		.69		1.75
10/31/2017	13.35	.26	2.02	2.28	(.26)	(.32)	(.58)	15.05	17.68		74		.36		.36		.69		1.88
10/31/2016	13.44	.26	.24	.50	(.24)	(.35)	(.59)	13.35	3.88		55		.39		.38		.75		1.99
10/31/2015	13.80	.22	(.13)	.09	(.27)	(.18)	(.45)	13.44	.67		35		.46		.36		.73		1.66
10/31/2014	12.74	.27	1.08	1.35	(.28)	(.01)	(.29)	13.80	10.75		10		.47		.37		.74		2.00
Class R-5E:
4/30/2019[6,7]	14.62	.17	1.03	1.20	(.19)	(.54)	(.73)	15.09	8.80	[8]	9		.17	[9]	.17	[9]	.50	[9]	2.39	[9]
10/31/2018	15.05	.29	(.16)	.13	(.29)	(.27)	(.56)	14.62	.76		6		.16		.16		.49		1.88
10/31/2017	13.34	.02	2.31	2.33	(.30)	(.32)	(.62)	15.05	18.06		4		.17		.16		.49		.12
10/31/2016[6,17]	13.41	.28	.26	.54	(.26)	(.35)	(.61)	13.34	4.20	[8]	—	[12]	.25	[9]	.24	[9]	.61	[9]	2.28	[9]

54	American Funds Portfolio Series

Growth and Income Portfolio

		Income (loss) from investment operations[1]			Dividends and distributions							Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)	expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income to average net assets[3]
Class R-5:
4/30/2019[6,7]	$14.68	$.19	$1.02	$1.21	$(.19)	$(.54)	$(.73)	$15.16	8.88%[8]		$22	.08%[9]		.08%[9]		.41%[9]		2.66%[9]
10/31/2018	15.11	.31	(.17)	.14	(.30)	(.27)	(.57)	14.68	.84		21	.07		.07		.40		2.03
10/31/2017	13.40	.30	2.03	2.33	(.30)	(.32)	(.62)	15.11	18.03		18	.07		.07		.40		2.08
10/31/2016	13.48	.30	.25	.55	(.28)	(.35)	(.63)	13.40	4.23		7	.09		.08		.45		2.24
10/31/2015	13.84	.29	(.17)	.12	(.30)	(.18)	(.48)	13.48	.94		3	.17		.07		.44		2.16
10/31/2014	12.76	.35	1.03	1.38	(.29)	(.01)	(.30)	13.84	10.99		1	.19		.09		.46		2.65
Class R-6:
4/30/2019[6,7]	14.66	.19	1.03	1.22	(.20)	(.54)	(.74)	15.14	8.92	[8]	184	.02	[9]	.02	[9]	.35	[9]	2.68	[9]
10/31/2018	15.09	.32	(.17)	.15	(.31)	(.27)	(.58)	14.66	.89		119	.02		.02		.35		2.08
10/31/2017	13.38	.31	2.03	2.34	(.31)	(.32)	(.63)	15.09	18.11		83	.02		.02		.35		2.19
10/31/2016	13.46	.30	.25	.55	(.28)	(.35)	(.63)	13.38	4.28		52	.04		.02		.39		2.32
10/31/2015	13.82	.30	(.17)	.13	(.31)	(.18)	(.49)	13.46	.98		44	.12		.02		.39		2.20
10/31/2014	12.75	.29	1.11	1.40	(.32)	(.01)	(.33)	13.82	11.13		32	.12		.02		.39		2.14

See end of tables for footnotes.

American Funds Portfolio Series	55

Financial highlights (continued)

Moderate Growth and Income Portfolio

		Income (loss) from investment operations[1]			Dividends and distributions								Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)		expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income to average net assets[3]
Class A:
4/30/2019[6,7]	$14.29	$.15	$.99	$1.14	$(.16)	$(.35)	$(.51)	$14.92	8.36%[8]		$5,275		.37%[9]		.37%[9]		.75%[9]		2.18%[9]
10/31/2018	14.86	.26	(.29)	(.03)	(.25)	(.29)	(.54)	14.29	(.27)		4,655		.35		.35		.73		1.75
10/31/2017	13.38	.23	1.75	1.98	(.24)	(.26)	(.50)	14.86	15.23		4,073		.35		.35		.73		1.68
10/31/2016	13.41	.21	.24	.45	(.21)	(.27)	(.48)	13.38	3.45		3,209		.37		.35		.73		1.57
10/31/2015	13.32	.20	.17	.37	(.19)	(.09)	(.28)	13.41	2.76		2,586		.42		.32		.70		1.51
10/31/2014	12.44	.22	.88	1.10	(.22)	—	(.22)	13.32	8.94		1,803		.43		.33		.67		1.67
Class C:
4/30/2019[6,7]	14.20	.10	.99	1.09	(.11)	(.35)	(.46)	14.83	8.03	[8]	1,153		1.09	[9]	1.09	[9]	1.47	[9]	1.48	[9]
10/31/2018	14.77	.15	(.29)	(.14)	(.14)	(.29)	(.43)	14.20	(1.00)		1,081		1.08		1.08		1.46		1.02
10/31/2017	13.30	.13	1.73	1.86	(.13)	(.26)	(.39)	14.77	14.38		1,032		1.11		1.11		1.49		.92
10/31/2016	13.34	.10	.24	.34	(.11)	(.27)	(.38)	13.30	2.65		866		1.13		1.12		1.50		.80
10/31/2015	13.26	.09	.17	.26	(.09)	(.09)	(.18)	13.34	1.96		658		1.21		1.11		1.49		.71
10/31/2014	12.39	.11	.89	1.00	(.13)	—	(.13)	13.26	8.11		416		1.22		1.12		1.46		.86
Class T:
4/30/2019[6,7]	14.29	.18	.99	1.17	(.18)	(.35)	(.53)	14.93	8.58	[8,11]	—	[12]	.09	[9,11]	.09	[9,11]	.47	[9,11]	2.50	[9,11]
10/31/2018	14.87	.30	(.30)	— [10]	(.29)	(.29)	(.58)	14.29	(.08)[11]		—	[12]	.08	[11]	.08	[11]	.46	[11]	2.03	[11]
10/31/2017[6,13]	13.76	.13	1.10	1.23	(.12)	—	(.12)	14.87	8.96	[8,11]	—	[12]	.11	[9,11]	.11	[9,11]	.49	[9,11]	1.59	[9,11]
Class F-1:
4/30/2019[6,7]	14.29	.15	.99	1.14	(.16)	(.35)	(.51)	14.92	8.35	[8]	146		.38	[9]	.38	[9]	.76	[9]	2.17	[9]
10/31/2018	14.86	.26	(.29)	(.03)	(.25)	(.29)	(.54)	14.29	(.30)		138		.38		.38		.76		1.72
10/31/2017	13.38	.23	1.74	1.97	(.23)	(.26)	(.49)	14.86	15.15		140		.39		.39		.77		1.61
10/31/2016	13.41	.20	.24	.44	(.20)	(.27)	(.47)	13.38	3.43		137		.40		.39		.77		1.50
10/31/2015	13.32	.19	.17	.36	(.18)	(.09)	(.27)	13.41	2.71		85		.48		.38		.76		1.46
10/31/2014	12.43	.21	.89	1.10	(.21)	—	(.21)	13.32	8.94		62		.49		.39		.73		1.63
Class F-2:
4/30/2019[6,7]	14.31	.17	.98	1.15	(.17)	(.35)	(.52)	14.94	8.48	[8]	694		.13	[9]	.13	[9]	.51	[9]	2.38	[9]
10/31/2018	14.88	.29	(.28)	.01	(.29)	(.29)	(.58)	14.31	(.03)		611		.12		.12		.50		1.97
10/31/2017	13.40	.26	1.75	2.01	(.27)	(.26)	(.53)	14.88	15.45		401		.13		.13		.51		1.87
10/31/2016	13.43	.23	.25	.48	(.24)	(.27)	(.51)	13.40	3.68		222		.14		.13		.51		1.77
10/31/2015	13.33	.23	.17	.40	(.21)	(.09)	(.30)	13.43	3.03		104		.23		.13		.51		1.69
10/31/2014	12.45	.24	.89	1.13	(.25)	—	(.25)	13.33	9.11		64		.23		.13		.47		1.84
Class F-3:
4/30/2019[6,7]	14.29	.18	.99	1.17	(.18)	(.35)	(.53)	14.93	8.62	[8]	124		.02	[9]	.02	[9]	.40	[9]	2.57	[9]
10/31/2018	14.87	.31	(.30)	.01	(.30)	(.29)	(.59)	14.29	.00		76		.01		.01		.39		2.06
10/31/2017[6,14]	13.48	.17	1.38	1.55	(.16)	—	(.16)	14.87	11.58	[8]	44		.02	[9]	.02	[9]	.40	[9]	1.55	[9]

56	American Funds Portfolio Series

Moderate Growth and Income Portfolio

		Income (loss) from investment operations[1]			Dividends and distributions							Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income to average net assets[3]
Class 529-A:
4/30/2019[6,7]	$14.28	$.15	$1.00	$1.15	$(.16)	$(.35)	$(.51)	$14.92	8.43%[8]	$375		.39%[9]		.39%[9]		.77%[9]		2.17%[9]
10/31/2018	14.86	.26	(.30)	(.04)	(.25)	(.29)	(.54)	14.28	(.37)	332		.39		.39		.77		1.72
10/31/2017	13.38	.22	1.75	1.97	(.23)	(.26)	(.49)	14.86	15.14	280		.42		.42		.80		1.60
10/31/2016	13.41	.20	.24	.44	(.20)	(.27)	(.47)	13.38	3.38	213		.44		.42		.80		1.50
10/31/2015	13.32	.19	.17	.36	(.18)	(.09)	(.27)	13.41	2.66	182		.52		.42		.80		1.42
10/31/2014	12.43	.21	.89	1.10	(.21)	—	(.21)	13.32	8.92	144		.52		.42		.76		1.59
Class 529-C:
4/30/2019[6,7]	14.22	.10	.98	1.08	(.10)	(.35)	(.45)	14.85	7.99 [8]	120		1.14	[9]	1.14	[9]	1.52	[9]	1.43	[9]
10/31/2018	14.79	.14	(.29)	(.15)	(.13)	(.29)	(.42)	14.22	(1.09)	117		1.15		1.15		1.53		.93
10/31/2017	13.32	.12	1.73	1.85	(.12)	(.26)	(.38)	14.79	14.27	122		1.18		1.18		1.56		.84
10/31/2016	13.35	.09	.24	.33	(.09)	(.27)	(.36)	13.32	2.61	102		1.22		1.21		1.59		.72
10/31/2015	13.27	.09	.16	.25	(.08)	(.09)	(.17)	13.35	1.84	92		1.30		1.20		1.58		.64
10/31/2014	12.40	.10	.89	.99	(.12)	—	(.12)	13.27	7.98	75		1.31		1.21		1.55		.78
Class 529-E:
4/30/2019[6,7]	14.25	.14	.99	1.13	(.14)	(.35)	(.49)	14.89	8.32 [8]	14		.61	[9]	.61	[9]	.99	[9]	1.97	[9]
10/31/2018	14.83	.22	(.30)	(.08)	(.21)	(.29)	(.50)	14.25	(.60)	13		.62		.62		1.00		1.48
10/31/2017	13.36	.19	1.74	1.93	(.20)	(.26)	(.46)	14.83	14.88	11		.64		.64		1.02		1.40
10/31/2016	13.39	.17	.24	.41	(.17)	(.27)	(.44)	13.36	3.16	9		.67		.66		1.04		1.26
10/31/2015	13.30	.16	.17	.33	(.15)	(.09)	(.24)	13.39	2.43	7		.77		.67		1.05		1.16
10/31/2014	12.42	.17	.89	1.06	(.18)	—	(.18)	13.30	8.56	5		.78		.68		1.02		1.31
Class 529-T:
4/30/2019[6,7]	14.29	.17	.99	1.16	(.17)	(.35)	(.52)	14.93	8.56 [8,11]	—	[12]	.14	[9,11]	.14	[9,11]	.52	[9,11]	2.42	[9,11]
10/31/2018	14.87	.29	(.30)	(.01)	(.28)	(.29)	(.57)	14.29	(.13)[11]	—	[12]	.14	[11]	.14	[11]	.52	[11]	1.96	[11]
10/31/2017[6,13]	13.76	.12	1.10	1.22	(.11)	—	(.11)	14.87	8.92 [8,11]	—	[12]	.18	[9,11]	.18	[9,11]	.56	[9,11]	1.52	[9,11]
Class 529-F-1:
4/30/2019[6,7]	14.30	.17	.99	1.16	(.17)	(.35)	(.52)	14.94	8.55 [8]	47		.14	[9]	.14	[9]	.52	[9]	2.41	[9]
10/31/2018	14.88	.29	(.30)	(.01)	(.28)	(.29)	(.57)	14.30	(.14)	40		.15		.15		.53		1.95
10/31/2017	13.39	.26	1.75	2.01	(.26)	(.26)	(.52)	14.88	15.46	31		.18		.18		.56		1.84
10/31/2016	13.42	.23	.23	.46	(.22)	(.27)	(.49)	13.39	3.60	22		.22		.20		.58		1.71
10/31/2015	13.33	.22	.16	.38	(.20)	(.09)	(.29)	13.42	2.89	17		.30		.20		.58		1.64
10/31/2014	12.44	.24	.89	1.13	(.24)	—	(.24)	13.33	9.12	12		.30		.20		.54		1.83
Class ABLE-A:
4/30/2019[6,7]	14.29	.14	1.01	1.15	(.17)	(.35)	(.52)	14.92	8.43 [8]	1		.40	[9]	.34	[9]	.72	[9]	2.03	[9]
10/31/2018[6,15]	15.02	.07	(.73)	(.66)	(.07)	—	(.07)	14.29	(4.40)[8]	—	[12]	.10	[8]	.08	[8]	.46	[8]	.46	[8]

See end of tables for footnotes.

American Funds Portfolio Series	57

Financial highlights (continued)

Moderate Growth and Income Portfolio

		Income (loss) from investment operations[1]			Dividends and distributions							Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income to average net assets[3]
Class R-1:
4/30/2019[6,7]	$14.22	$.10	$.98	$1.08	$(.10)	$(.35)	$(.45)	$14.85	7.99%[8]	$13		1.12%[9]		1.12%[9]		1.50%[9]		1.48%[9]
10/31/2018	14.80	.15	(.30)	(.15)	(.14)	(.29)	(.43)	14.22	(1.07)	12		1.11		1.11		1.49		.99
10/31/2017	13.33	.13	1.73	1.86	(.13)	(.26)	(.39)	14.80	14.32	10		1.11		1.11		1.49		.94
10/31/2016	13.36	.10	.24	.34	(.10)	(.27)	(.37)	13.33	2.66	10		1.15		1.13		1.51		.78
10/31/2015	13.27	.09	.18	.27	(.09)	(.09)	(.18)	13.36	1.99	9		1.22		1.12		1.50		.70
10/31/2014	12.40	.12	.87	.99	(.12)	—	(.12)	13.27	8.06	7		1.23		1.13		1.47		.89
Class R-2:
4/30/2019[6,7]	14.20	.10	.99	1.09	(.11)	(.35)	(.46)	14.83	8.02 [8]	118		1.11	[9]	1.11	[9]	1.49	[9]	1.46	[9]
10/31/2018	14.78	.15	(.29)	(.14)	(.15)	(.29)	(.44)	14.20	(1.06)	106		1.10		1.10		1.48		1.01
10/31/2017	13.31	.13	1.73	1.86	(.13)	(.26)	(.39)	14.78	14.39	100		1.09		1.09		1.47		.92
10/31/2016	13.35	.10	.24	.34	(.11)	(.27)	(.38)	13.31	2.63	75		1.16		1.14		1.52		.76
10/31/2015	13.27	.09	.17	.26	(.09)	(.09)	(.18)	13.35	1.92	54		1.24		1.14		1.52		.67
10/31/2014	12.40	.10	.89	.99	(.12)	—	(.12)	13.27	8.04	36		1.28		1.18		1.52		.79
Class R-2E:
4/30/2019[6,7]	14.28	.12	.99	1.11	(.13)	(.35)	(.48)	14.91	8.15 [8]	9		.82	[9]	.82	[9]	1.20	[9]	1.68	[9]
10/31/2018	14.82	.16	(.27)	(.11)	(.14)	(.29)	(.43)	14.28	(.82)	7		.85		.85		1.23		1.10
10/31/2017	13.36	.15	1.76	1.91	(.19)	(.26)	(.45)	14.82	14.74	16		.80		.80		1.18		1.08
10/31/2016	13.40	.09	.31	.40	(.17)	(.27)	(.44)	13.36	3.09	3		.82		.82		1.20		.73
10/31/2015	13.31	.22	.16	.38	(.20)	(.09)	(.29)	13.40	2.82 [11]	—	[12]	.35	[11]	.25	[11]	.63	[11]	1.61	[11]
10/31/2014[6,16]	13.37	.04	(.05)	(.01)	(.05)	—	(.05)	13.31	(.10)[8,11]	—	[12]	.06	[8,11]	.04	[8,11]	.38	[8,11]	.31	[8,11]
Class R-3:
4/30/2019[6,7]	14.25	.13	.99	1.12	(.14)	(.35)	(.49)	14.88	8.22 [8]	130		.67	[9]	.67	[9]	1.05	[9]	1.89	[9]
10/31/2018	14.83	.21	(.29)	(.08)	(.21)	(.29)	(.50)	14.25	(.64)	119		.66		.66		1.04		1.43
10/31/2017	13.35	.19	1.74	1.93	(.19)	(.26)	(.45)	14.83	14.91	105		.65		.65		1.03		1.36
10/31/2016	13.38	.16	.24	.40	(.16)	(.27)	(.43)	13.35	3.13	80		.71		.69		1.07		1.24
10/31/2015	13.30	.15	.17	.32	(.15)	(.09)	(.24)	13.38	2.38	63		.78		.68		1.06		1.15
10/31/2014	12.42	.16	.90	1.06	(.18)	—	(.18)	13.30	8.56	35		.81		.71		1.05		1.27
Class R-4:
4/30/2019[6,7]	14.28	.15	1.00	1.15	(.16)	(.35)	(.51)	14.92	8.43 [8]	100		.37	[9]	.37	[9]	.75	[9]	2.15	[9]
10/31/2018	14.86	.26	(.30)	(.04)	(.25)	(.29)	(.54)	14.28	(.35)	99		.36		.36		.74		1.75
10/31/2017	13.38	.23	1.75	1.98	(.24)	(.26)	(.50)	14.86	15.24	94		.35		.35		.73		1.67
10/31/2016	13.41	.21	.23	.44	(.20)	(.27)	(.47)	13.38	3.43	55		.40		.38		.76		1.62
10/31/2015	13.32	.19	.17	.36	(.18)	(.09)	(.27)	13.41	2.72	53		.46		.36		.74		1.45
10/31/2014	12.44	.21	.89	1.10	(.22)	—	(.22)	13.32	8.88	40		.47		.37		.71		1.61
Class R-5E:
4/30/2019[6,7]	14.30	.17	.98	1.15	(.17)	(.35)	(.52)	14.93	8.46 [8]	11		.17	[9]	.17	[9]	.55	[9]	2.39	[9]
10/31/2018	14.87	.28	(.28)	— [10]	(.28)	(.29)	(.57)	14.30	(.06)	10		.15		.15		.53		1.84
10/31/2017	13.38	.17	1.83	2.00	(.25)	(.26)	(.51)	14.87	15.41	7		.16		.16		.54		1.22
10/31/2016[6,17]	13.44	.20	.23	.43	(.22)	(.27)	(.49)	13.38	3.38 [8]	—	[12]	.26	[9]	.25	[9]	.63	[9]	1.60	[9]

58	American Funds Portfolio Series

Moderate Growth and Income Portfolio

		Income (loss) from investment operations[1]			Dividends and distributions							Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)	expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income to average net assets[3]
Class R-5:
4/30/2019[6,7]	$14.32	$.18	$.99	$1.17	$(.18)	$(.35)	$(.53)	$14.96	8.57%[8]		$22	.08%[9]		.08%[9]		.46%[9]		2.51%[9]
10/31/2018	14.89	.31	(.29)	.02	(.30)	(.29)	(.59)	14.32	.01		21	.07		.07		.45		2.04
10/31/2017	13.41	.27	1.74	2.01	(.27)	(.26)	(.53)	14.89	15.50		19	.07		.07		.45		1.93
10/31/2016	13.43	.24	.25	.49	(.24)	(.27)	(.51)	13.41	3.79		12	.10		.08		.46		1.85
10/31/2015	13.34	.24	.16	.40	(.22)	(.09)	(.31)	13.43	3.00		11	.17		.07		.45		1.78
10/31/2014	12.45	.27	.87	1.14	(.25)	—	(.25)	13.34	9.24		9	.19		.09		.43		2.06
Class R-6:
4/30/2019[6,7]	14.32	.18	.98	1.16	(.18)	(.35)	(.53)	14.95	8.53	[8]	352	.02	[9]	.02	[9]	.40	[9]	2.54	[9]
10/31/2018	14.89	.31	(.29)	.02	(.30)	(.29)	(.59)	14.32	.06		288	.02		.02		.40		2.08
10/31/2017	13.40	.28	1.75	2.03	(.28)	(.26)	(.54)	14.89	15.64		253	.02		.02		.40		1.96
10/31/2016	13.43	.24	.25	.49	(.25)	(.27)	(.52)	13.40	3.77		138	.04		.02		.40		1.81
10/31/2015	13.34	.24	.17	.41	(.23)	(.09)	(.32)	13.43	3.05		73	.12		.02		.40		1.77
10/31/2014	12.45	.25	.90	1.15	(.26)	—	(.26)	13.34	9.29		39	.13		.03		.37		1.89

See end of tables for footnotes.

American Funds Portfolio Series	59

Financial highlights (continued)

Conservative Growth and Income Portfolio

		Income (loss) from investment operations[1]			Dividends and distributions								Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)		expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income to average net assets[3]
Class A:
4/30/2019[6,7]	$12.22	$.21	$.56	$.77	$(.21)	$(.17)	$(.38)	$12.61	6.55%[8]		$3,543		.34%[9]		.34%[9]		.64%[9]		3.47%[9]
10/31/2018	12.62	.38	(.34)	.04	(.38)	(.06)	(.44)	12.22	.27		3,225		.34		.34		.63		3.05
10/31/2017	11.70	.36	.98	1.34	(.37)	(.05)	(.42)	12.62	11.62		3,175		.36		.36		.66		2.93
10/31/2016	11.55	.36	.24	.60	(.40)	(.05)	(.45)	11.70	5.30		2,655		.36		.35		.65		3.13
10/31/2015	11.98	.40	(.42)	(.02)	(.37)	(.04)	(.41)	11.55	(.18)		2,265		.44		.34		.64		3.35
10/31/2014	11.46	.37	.53	.90	(.37)	(.01)	(.38)	11.98	7.94		1,766		.45		.35		.66		3.18
Class C:
4/30/2019[6,7]	12.15	.16	.56	.72	(.16)	(.17)	(.33)	12.54	6.19	[8]	680		1.07	[9]	1.07	[9]	1.37	[9]	2.73	[9]
10/31/2018	12.55	.29	(.34)	(.05)	(.29)	(.06)	(.35)	12.15	(.49)		654		1.08		1.08		1.37		2.31
10/31/2017	11.64	.26	.98	1.24	(.28)	(.05)	(.33)	12.55	10.77		689		1.11		1.11		1.41		2.18
10/31/2016	11.49	.27	.24	.51	(.31)	(.05)	(.36)	11.64	4.55		627		1.14		1.12		1.42		2.35
10/31/2015	11.93	.30	(.41)	(.11)	(.29)	(.04)	(.33)	11.49	(.98)		529		1.21		1.11		1.41		2.57
10/31/2014	11.41	.28	.54	.82	(.29)	(.01)	(.30)	11.93	7.19		381		1.22		1.12		1.43		2.41
Class T:
4/30/2019[6,7]	12.22	.23	.56	.79	(.22)	(.17)	(.39)	12.62	6.77	[8,11]	—	[12]	.06	[9,11]	.06	[9,11]	.36	[9,11]	3.77	[9,11]
10/31/2018	12.62	.42	(.35)	.07	(.41)	(.06)	(.47)	12.22	.52	[11]	—	[12]	.08	[11]	.08	[11]	.37	[11]	3.32	[11]
10/31/2017[6,13]	12.11	.20	.50	.70	(.19)	—	(.19)	12.62	5.83	[8,11]	—	[12]	.11	[9,11]	.11	[9,11]	.41	[9,11]	2.84	[9,11]
Class F-1:
4/30/2019[6,7]	12.23	.21	.55	.76	(.20)	(.17)	(.37)	12.62	6.51	[8]	85		.39	[9]	.39	[9]	.69	[9]	3.45	[9]
10/31/2018	12.63	.39	(.35)	.04	(.38)	(.06)	(.44)	12.23	.22		75		.38		.38		.67		3.06
10/31/2017	11.70	.35	.99	1.34	(.36)	(.05)	(.41)	12.63	11.66		88		.39		.39		.69		2.91
10/31/2016	11.55	.36	.23	.59	(.39)	(.05)	(.44)	11.70	5.26		83		.41		.39		.69		3.09
10/31/2015	11.99	.39	(.42)	(.03)	(.37)	(.04)	(.41)	11.55	(.30)		72		.48		.38		.68		3.32
10/31/2014	11.46	.37	.53	.90	(.36)	(.01)	(.37)	11.99	7.97		62		.49		.39		.70		3.15
Class F-2:
4/30/2019[6,7]	12.24	.22	.56	.78	(.22)	(.17)	(.39)	12.63	6.64	[8]	372		.13	[9]	.13	[9]	.43	[9]	3.67	[9]
10/31/2018	12.64	.41	(.34)	.07	(.41)	(.06)	(.47)	12.24	.50		331		.12		.12		.41		3.25
10/31/2017	11.71	.38	1.00	1.38	(.40)	(.05)	(.45)	12.64	11.95		264		.13		.13		.43		3.14
10/31/2016	11.56	.40	.22	.62	(.42)	(.05)	(.47)	11.71	5.54		174		.14		.13		.43		3.45
10/31/2015	12.00	.42	(.42)	—	(.40)	(.04)	(.44)	11.56	(.06)		77		.24		.14		.44		3.56
10/31/2014	11.46	.40	.54	.94	(.39)	(.01)	(.40)	12.00	8.32		59		.23		.13		.44		3.39
Class F-3:
4/30/2019[6,7]	12.22	.23	.57	.80	(.23)	(.17)	(.40)	12.62	6.79	[8]	57		.02	[9]	.02	[9]	.32	[9]	3.81	[9]
10/31/2018	12.62	.43	(.35)	.08	(.42)	(.06)	(.48)	12.22	.60		45		.02		.02		.31		3.41
10/31/2017[6,14]	11.96	.28	.67	.95	(.29)	—	(.29)	12.62	8.02	[8]	20		.02	[9]	.02	[9]	.32	[9]	2.96	[9]

60	American Funds Portfolio Series

Conservative Growth and Income Portfolio

		Income (loss) from investment operations[1]			Dividends and distributions							Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income to average net assets[3]
Class 529-A:
4/30/2019[6,7]	$12.21	$.21	$.57	$.78	$(.21)	$(.17)	$(.38)	$12.61	6.61%[8]	$158		.38%[9]		.38%[9]		.68%[9]		3.41%[9]
10/31/2018	12.62	.38	(.35)	.03	(.38)	(.06)	(.44)	12.21	.14	137		.40		.40		.69		3.01
10/31/2017	11.69	.35	.99	1.34	(.36)	(.05)	(.41)	12.62	11.64	100		.42		.42		.72		2.86
10/31/2016	11.54	.35	.23	.58	(.38)	(.05)	(.43)	11.69	5.21	81		.44		.43		.73		3.05
10/31/2015	11.98	.38	(.42)	(.04)	(.36)	(.04)	(.40)	11.54	(.35)	71		.55		.45		.75		3.25
10/31/2014	11.45	.36	.54	.90	(.36)	(.01)	(.37)	11.98	7.94	62		.53		.43		.74		3.11
Class 529-C:
4/30/2019[6,7]	12.16	.16	.56	.72	(.16)	(.17)	(.33)	12.55	6.17 [8]	51		1.13	[9]	1.13	[9]	1.43	[9]	2.67	[9]
10/31/2018	12.56	.28	(.34)	(.06)	(.28)	(.06)	(.34)	12.16	(.57)	46		1.14		1.14		1.43		2.21
10/31/2017	11.64	.26	.98	1.24	(.27)	(.05)	(.32)	12.56	10.79	52		1.16		1.16		1.46		2.13
10/31/2016	11.50	.26	.23	.49	(.30)	(.05)	(.35)	11.64	4.35	47		1.22		1.20		1.50		2.27
10/31/2015	11.93	.29	(.41)	(.12)	(.27)	(.04)	(.31)	11.50	(1.01)	45		1.30		1.20		1.50		2.49
10/31/2014	11.41	.27	.53	.80	(.27)	(.01)	(.28)	11.93	7.06	40		1.31		1.21		1.52		2.33
Class 529-E:
4/30/2019[6,7]	12.21	.20	.55	.75	(.19)	(.17)	(.36)	12.60	6.40 [8]	7		.60	[9]	.60	[9]	.90	[9]	3.26	[9]
10/31/2018	12.61	.35	(.34)	.01	(.35)	(.06)	(.41)	12.21	(.01)	7		.61		.61		.90		2.76
10/31/2017	11.69	.32	.98	1.30	(.33)	(.05)	(.38)	12.61	11.31	7		.64		.64		.94		2.65
10/31/2016	11.53	.32	.25	.57	(.36)	(.05)	(.41)	11.69	5.05	6		.68		.66		.96		2.81
10/31/2015	11.97	.35	(.41)	(.06)	(.34)	(.04)	(.38)	11.53	(.56)	6		.77		.67		.97		3.00
10/31/2014	11.44	.34	.53	.87	(.33)	(.01)	(.34)	11.97	7.70	5		.78		.68		.99		2.86
Class 529-T:
4/30/2019[6,7]	12.22	.22	.57	.79	(.22)	(.17)	(.39)	12.62	6.74 [8,11]	—	[12]	.12	[9,11]	.12	[9,11]	.42	[9,11]	3.68	[9,11]
10/31/2018	12.62	.41	(.34)	.07	(.41)	(.06)	(.47)	12.22	.46 [11]	—	[12]	.15	[11]	.15	[11]	.44	[11]	3.24	[11]
10/31/2017[6,13]	12.11	.19	.51	.70	(.19)	—	(.19)	12.62	5.79 [8,11]	—	[12]	.19	[9,11]	.19	[9,11]	.49	[9,11]	2.77	[9,11]
Class 529-F-1:
4/30/2019[6,7]	12.23	.22	.56	.78	(.22)	(.17)	(.39)	12.62	6.65 [8]	24		.13	[9]	.13	[9]	.43	[9]	3.65	[9]
10/31/2018	12.63	.41	(.34)	.07	(.41)	(.06)	(.47)	12.23	.47	20		.14		.14		.43		3.29
10/31/2017	11.70	.38	.99	1.37	(.39)	(.05)	(.44)	12.63	11.89	10		.18		.18		.48		3.13
10/31/2016	11.55	.38	.23	.61	(.41)	(.05)	(.46)	11.70	5.45	9		.21		.20		.50		3.26
10/31/2015	11.99	.41	(.42)	(.01)	(.39)	(.04)	(.43)	11.55	(.11)	6		.30		.20		.50		3.50
10/31/2014	11.46	.40	.52	.92	(.38)	(.01)	(.39)	11.99	8.16	4		.30		.20		.51		3.36
Class ABLE-A:
4/30/2019[6,7]	12.22	.20	.56	.76	(.21)	(.17)	(.38)	12.60	6.51 [8]	—	[12]	.40	[9]	.33	[9]	.63	[9]	3.25	[9]
10/31/2018[6,15]	12.54	.12	(.34)	(.22)	(.10)	—	(.10)	12.22	(1.75)[8]	—	[12]	.09	[8]	.07	[8]	.36	[8]	.91	[8]

See end of tables for footnotes.

American Funds Portfolio Series	61

Financial highlights (continued)

Conservative Growth and Income Portfolio

		Income (loss) from investment operations[1]			Dividends and distributions							Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income to average net assets[3]
Class R-1:
4/30/2019[6,7]	$12.17	$.16	$.56	$.72	$(.16)	$(.17)	$(.33)	$12.56	6.13%[8]	$2		1.15%[9]		1.15%[9]		1.45%[9]		2.67%[9]
10/31/2018	12.57	.29	(.35)	(.06)	(.28)	(.06)	(.34)	12.17	(.54)	1		1.12		1.12		1.41		2.31
10/31/2017	11.65	.26	.99	1.25	(.28)	(.05)	(.33)	12.57	10.82	2		1.11		1.11		1.41		2.15
10/31/2016	11.50	.27	.24	.51	(.31)	(.05)	(.36)	11.65	4.50	2		1.15		1.13		1.43		2.33
10/31/2015	11.94	.30	(.42)	(.12)	(.28)	(.04)	(.32)	11.50	(1.03)	1		1.22		1.12		1.42		2.56
10/31/2014	11.42	.27	.55	.82	(.29)	(.01)	(.30)	11.94	7.20	2		1.23		1.13		1.44		2.34
Class R-2:
4/30/2019[6,7]	12.16	.16	.55	.71	(.16)	(.17)	(.33)	12.54	6.10 [8]	39		1.11	[9]	1.11	[9]	1.41	[9]	2.71	[9]
10/31/2018	12.56	.29	(.34)	(.05)	(.29)	(.06)	(.35)	12.16	(.47)	34		1.10		1.10		1.39		2.30
10/31/2017	11.64	.27	.98	1.25	(.28)	(.05)	(.33)	12.56	10.88	32		1.09		1.09		1.39		2.19
10/31/2016	11.50	.27	.23	.50	(.31)	(.05)	(.36)	11.64	4.44	27		1.17		1.15		1.45		2.33
10/31/2015	11.94	.30	(.41)	(.11)	(.29)	(.04)	(.33)	11.50	(.99)	22		1.24		1.14		1.44		2.55
10/31/2014	11.42	.27	.54	.81	(.28)	(.01)	(.29)	11.94	7.10	15		1.29		1.19		1.50		2.35
Class R-2E:
4/30/2019[6,7]	12.22	.17	.57	.74	(.18)	(.17)	(.35)	12.61	6.30 [8]	1		.83	[9]	.83	[9]	1.13	[9]	2.84	[9]
10/31/2018	12.61	.32	(.34)	(.02)	(.31)	(.06)	(.37)	12.22	(.22)	1		.83		.83		1.12		2.53
10/31/2017	11.69	.30	.98	1.28	(.31)	(.05)	(.36)	12.61	11.14	—	[12]	.79		.79		1.09		2.51
10/31/2016	11.54	.19	.42	.61	(.41)	(.05)	(.46)	11.69	5.39	—	[12]	.68		.67		.97		1.65
10/31/2015	11.98	.41	(.43)	(.02)	(.38)	(.04)	(.42)	11.54	(.18)[11]	—	[12]	.36	[11]	.25	[11]	.55	[11]	3.46	[11]
10/31/2014[6,16]	12.07	.08	(.07)	.01	(.10)	—	(.10)	11.98	.07 [8,11]	—	[12]	.06	[8,11]	.04	[8,11]	.35	[8,11]	.69	[8,11]
Class R-3:
4/30/2019[6,7]	12.20	.19	.56	.75	(.19)	(.17)	(.36)	12.59	6.37 [8]	32		.67	[9]	.67	[9]	.97	[9]	3.13	[9]
10/31/2018	12.60	.34	(.34)	— [10]	(.34)	(.06)	(.40)	12.20	(.05)	30		.66		.66		.95		2.74
10/31/2017	11.68	.32	.98	1.30	(.33)	(.05)	(.38)	12.60	11.32	31		.65		.65		.95		2.66
10/31/2016	11.53	.32	.24	.56	(.36)	(.05)	(.41)	11.68	4.98	25		.71		.69		.99		2.79
10/31/2015	11.97	.35	(.41)	(.06)	(.34)	(.04)	(.38)	11.53	(.56)	18		.78		.68		.98		2.99
10/31/2014	11.45	.33	.53	.86	(.33)	(.01)	(.34)	11.97	7.58	11		.81		.71		1.02		2.84
Class R-4:
4/30/2019[6,7]	12.22	.21	.57	.78	(.21)	(.17)	(.38)	12.62	6.60 [8]	31		.37	[9]	.37	[9]	.67	[9]	3.40	[9]
10/31/2018	12.62	.38	(.34)	.04	(.38)	(.06)	(.44)	12.22	.24	31		.37		.37		.66		3.02
10/31/2017	11.70	.36	.98	1.34	(.37)	(.05)	(.42)	12.62	11.62	36		.35		.35		.65		2.93
10/31/2016	11.55	.35	.24	.59	(.39)	(.05)	(.44)	11.70	5.28	31		.40		.38		.68		3.07
10/31/2015	11.99	.38	(.41)	(.03)	(.37)	(.04)	(.41)	11.55	(.27)	19		.46		.36		.66		3.26
10/31/2014	11.46	.36	.55	.91	(.37)	(.01)	(.38)	11.99	7.99	10		.47		.37		.68		3.05
Class R-5E:
4/30/2019[6,7]	12.21	.21	.57	.78	(.22)	(.17)	(.39)	12.60	6.64 [8]	5		.17	[9]	.17	[9]	.47	[9]	3.49	[9]
10/31/2018	12.61	.40	(.33)	.07	(.41)	(.06)	(.47)	12.21	.46	4		.15		.15		.44		3.18
10/31/2017	11.69	.23	1.13	1.36	(.39)	(.05)	(.44)	12.61	11.86	3		.16		.16		.46		1.81
10/31/2016[6,17]	11.47	.42	.27	.69	(.42)	(.05)	(.47)	11.69	6.14 [8]	—	[12]	.26	[9]	.25	[9]	.55	[9]	3.77	[9]

62	American Funds Portfolio Series

Conservative Growth and Income Portfolio

		Income (loss) from investment operations[1]			Dividends and distributions							Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)	expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income to average net assets[3]
Class R-5:
4/30/2019[6,7]	$12.25	$.23	$.55	$.78	$(.22)	$(.17)	$(.39)	$12.64	6.66%[8]		$7	.08%[9]		.08%[9]		.38%[9]		3.72%[9]
10/31/2018	12.65	.42	(.34)	.08	(.42)	(.06)	(.48)	12.25	.55		7	.07		.07		.36		3.33
10/31/2017	11.72	.39	.99	1.38	(.40)	(.05)	(.45)	12.65	12.00		7	.07		.07		.37		3.21
10/31/2016	11.57	.39	.24	.63	(.43)	(.05)	(.48)	11.72	5.56		4	.10		.08		.38		3.35
10/31/2015	12.00	.42	(.41)	.01	(.40)	(.04)	(.44)	11.57	.09		3	.18		.08		.38		3.58
10/31/2014	11.47	.42	.51	.93	(.39)	(.01)	(.40)	12.00	8.24		2	.19		.09		.40		3.58
Class R-6:
4/30/2019[6,7]	12.24	.23	.57	.80	(.23)	(.17)	(.40)	12.64	6.78	[8]	44	.03	[9]	.03	[9]	.33	[9]	3.79	[9]
10/31/2018	12.64	.43	(.35)	.08	(.42)	(.06)	(.48)	12.24	.59		37	.02		.02		.31		3.38
10/31/2017	11.72	.40	.98	1.38	(.41)	(.05)	(.46)	12.64	11.96		33	.02		.02		.32		3.25
10/31/2016	11.56	.40	.24	.64	(.43)	(.05)	(.48)	11.72	5.71		25	.04		.03		.33		3.43
10/31/2015	12.00	.43	(.42)	.01	(.41)	(.04)	(.45)	11.56	.05		17	.13		.03		.33		3.64
10/31/2014	11.47	.41	.53	.94	(.40)	(.01)	(.41)	12.00	8.33		12	.13		.03		.34		3.48

See end of tables for footnotes.

American Funds Portfolio Series	63

Financial highlights (continued)

Tax-Advantaged Growth and Income Portfolio

		Income from investment operations[1]			Dividends and distributions								Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)		expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income to average net assets[3]
Class A:
4/30/2019[6,7]	$13.22	$.17	$.75	$.92	$(.18)	$(.24)	$(.42)	$13.72	7.17%[8]		$1,760		.37%[9]		.37%[9]		.71%[9]		2.66%[9]
10/31/2018	13.57	.34	(.14)	.20	(.33)	(.22)	(.55)	13.22	1.43		1,555		.38		.38		.72		2.47
10/31/2017	12.54	.34	1.13	1.47	(.33)	(.11)	(.44)	13.57	12.03		1,229		.39		.39		.73		2.63
10/31/2016	12.40	.33	.22	.55	(.33)	(.08)	(.41)	12.54	4.52		889		.43		.42		.78		2.69
10/31/2015	12.48	.34	(.07)	.27	(.32)	(.03)	(.35)	12.40	2.22		649		.53		.43		.79		2.74
10/31/2014	11.54	.34	.94	1.28	(.34)	—	(.34)	12.48	11.25		413		.54		.44		.81		2.85
Class C:
4/30/2019[6,7]	13.13	.13	.73	.86	(.13)	(.24)	(.37)	13.62	6.77	[8]	298		1.07	[9]	1.07	[9]	1.41	[9]	1.96	[9]
10/31/2018	13.49	.24	(.14)	.10	(.24)	(.22)	(.46)	13.13	.68		268		1.08		1.08		1.42		1.77
10/31/2017	12.46	.24	1.14	1.38	(.24)	(.11)	(.35)	13.49	11.32		213		1.12		1.12		1.46		1.90
10/31/2016	12.34	.24	.21	.45	(.25)	(.08)	(.33)	12.46	3.70		155		1.14		1.13		1.49		1.97
10/31/2015	12.43	.25	(.06)	.19	(.25)	(.03)	(.28)	12.34	1.50		101		1.23		1.13		1.49		2.04
10/31/2014	11.50	.26	.93	1.19	(.26)	—	(.26)	12.43	10.49		60		1.24		1.14		1.51		2.14
Class T:
4/30/2019[6,7]	13.22	.20	.73	.93	(.19)	(.24)	(.43)	13.72	7.32	[8,11]	—	[12]	.07	[9,11]	.07	[9,11]	.41	[9,11]	2.97	[9,11]
10/31/2018	13.57	.38	(.14)	.24	(.37)	(.22)	(.59)	13.22	1.72	[11]	—	[12]	.09	[11]	.09	[11]	.43	[11]	2.76	[11]
10/31/2017[6,13]	12.81	.20	.74	.94	(.18)	—	(.18)	13.57	7.41	[8,11]	—	[12]	.12	[9,11]	.12	[9,11]	.46	[9,11]	2.72	[9,11]
Class F-1:
4/30/2019[6,7]	13.22	.17	.73	.90	(.17)	(.24)	(.41)	13.71	7.06	[8]	217		.40	[9]	.40	[9]	.74	[9]	2.62	[9]
10/31/2018	13.57	.33	(.13)	.20	(.33)	(.22)	(.55)	13.22	1.44		188		.39		.39		.73		2.45
10/31/2017	12.53	.34	1.15	1.49	(.34)	(.11)	(.45)	13.57	12.15		134		.39		.39		.73		2.59
10/31/2016	12.40	.33	.21	.54	(.33)	(.08)	(.41)	12.53	4.47		39		.41		.40		.76		2.69
10/31/2015	12.48	.34	(.06)	.28	(.33)	(.03)	(.36)	12.40	2.24		22		.50		.40		.76		2.76
10/31/2014	11.54	.35	.93	1.28	(.34)	—	(.34)	12.48	11.25		16		.51		.41		.78		2.91
Class F-2:
4/30/2019[6,7]	13.24	.19	.74	.93	(.19)	(.24)	(.43)	13.74	7.27	[8]	224		.13	[9]	.13	[9]	.47	[9]	2.88	[9]
10/31/2018	13.59	.37	(.14)	.23	(.36)	(.22)	(.58)	13.24	1.70		179		.13		.13		.47		2.71
10/31/2017	12.55	.37	1.14	1.51	(.36)	(.11)	(.47)	13.59	12.36		101		.14		.14		.48		2.85
10/31/2016	12.42	.37	.20	.57	(.36)	(.08)	(.44)	12.55	4.72		62		.15		.14		.50		2.95
10/31/2015	12.50	.37	(.06)	.31	(.36)	(.03)	(.39)	12.42	2.49		34		.25		.15		.51		3.01
10/31/2014	11.54	.37	.96	1.33	(.37)	—	(.37)	12.50	11.71		18		.24		.14		.51		3.09
Class F-3:
4/30/2019[6,7]	13.23	.20	.74	.94	(.20)	(.24)	(.44)	13.73	7.33	[8]	51		.03	[9]	.03	[9]	.37	[9]	3.04	[9]
10/31/2018	13.58	.38	(.13)	.25	(.38)	(.22)	(.60)	13.23	1.80		53		.02		.02		.36		2.81
10/31/2017[6,14]	12.62	.30	.93	1.23	(.27)	—	(.27)	13.58	9.83	[8]	21		.02	[9]	.02	[9]	.36	[9]	2.95	[9]

64	American Funds Portfolio Series

Preservation Portfolio

		Income (loss) from investment operations[1]			Dividends and distributions							Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income to average net assets[3]
Class A:
4/30/2019[6,7]	$9.70	$.09	$.19	$.28	$(.08)	$—	$(.08)	$9.90	2.94%[8]	$964		.40%[9]		.40%[9]		.70%[9]		1.79%[9]
10/31/2018	9.91	.15	(.21)	(.06)	(.15)	—	(.15)	9.70	(.63)	929		.39		.39		.69		1.52
10/31/2017	10.03	.11	(.10)	.01	(.12)	(.01)	(.13)	9.91	.08	988		.42		.42		.72		1.07
10/31/2016	9.95	.10	.09	.19	(.11)	—	(.11)	10.03	1.90	803		.42		.41		.71		1.05
10/31/2015	9.95	.11	— [10]	.11	(.11)	—	(.11)	9.95	1.08	582		.51		.41		.71		1.09
10/31/2014	9.91	.10	.04	.14	(.10)	—	(.10)	9.95	1.44	436		.50		.39		.69		1.01

Class C:
4/30/2019[6,7]	9.68	.05	.21	.26	(.05)	—	(.05)	9.89	2.68 [8]	117		1.12	[9]	1.12	[9]	1.42	[9]	1.07	[9]
10/31/2018	9.90	.08	(.22)	(.14)	(.08)	—	(.08)	9.68	(1.45)	120		1.11		1.11		1.41		.79
10/31/2017	10.01	.04	(.09)	(.05)	(.05)	(.01)	(.06)	9.90	(.53)	155		1.13		1.13		1.43		.37
10/31/2016	9.93	.03	.09	.12	(.04)	—	(.04)	10.01	1.18	175		1.15		1.14		1.44		.32
10/31/2015	9.94	.04	(.01)	.03	(.04)	—	(.04)	9.93	.28	130		1.23		1.13		1.43		.36
10/31/2014	9.90	.03	.04	.07	(.03)	—	(.03)	9.94	.68	93		1.25		1.14		1.44		.27

Class T:
4/30/2019[6,7]	9.70	.10	.20	.30	(.10)	—	(.10)	9.90	3.08 [8,11]	—	[12]	.12	[9,11]	.12	[9,11]	.42	[9,11]	2.08	[9,11]
10/31/2018	9.92	.18	(.22)	(.04)	(.18)	—	(.18)	9.70	(.45)[11]	—	[12]	.10	[11]	.10	[11]	.40	[11]	1.81	[11]
10/31/2017[6,13]	9.91	.07	.02	.09	(.08)	—	(.08)	9.92	.89 [8,11]	—	[12]	.14	[9,11]	.14	[9,11]	.44	[9,11]	1.31	[9,11]

Class F-1:
4/30/2019[6,7]	9.70	.09	.19	.28	(.08)	—	(.08)	9.90	2.93 [8]	21		.42	[9]	.42	[9]	.72	[9]	1.78	[9]
10/31/2018	9.91	.15	(.21)	(.06)	(.15)	—	(.15)	9.70	(.64)	21		.40		.40		.70		1.51
10/31/2017	10.03	.11	(.10)	.01	(.12)	(.01)	(.13)	9.91	.09	26		.41		.41		.71		1.10
10/31/2016	9.95	.10	.09	.19	(.11)	—	(.11)	10.03	1.90	27		.42		.41		.71		1.04
10/31/2015	9.96	.11	(.01)	.10	(.11)	—	(.11)	9.95	1.00	20		.50		.40		.70		1.11
10/31/2014	9.91	.10	.05	.15	(.10)	—	(.10)	9.96	1.51	9		.51		.41		.71		1.00

Class F-2:
4/30/2019[6,7]	9.70	.10	.20	.30	(.10)	—	(.10)	9.90	3.07 [8]	93		.14	[9]	.14	[9]	.44	[9]	2.05	[9]
10/31/2018	9.91	.17	(.21)	(.04)	(.17)	—	(.17)	9.70	(.36)	81		.13		.13		.43		1.78
10/31/2017	10.03	.13	(.09)	.04	(.15)	(.01)	(.16)	9.91	.36	68		.15		.15		.45		1.35
10/31/2016	9.95	.13	.08	.21	(.13)	—	(.13)	10.03	2.18	49		.15		.14		.44		1.31
10/31/2015	9.95	.13	— [10]	.13	(.13)	—	(.13)	9.95	1.33	21		.25		.15		.45		1.34
10/31/2014	9.91	.12	.04	.16	(.12)	—	(.12)	9.95	1.67	12		.25		.15		.45		1.25

Class F-3:
4/30/2019[6,7]	9.69	.11	.20	.31	(.10)	—	(.10)	9.90	3.22 [8]	4		.05	[9]	.05	[9]	.35	[9]	2.19	[9]
10/31/2018	9.91	.19	(.23)	(.04)	(.18)	—	(.18)	9.69	(.37)	2		.03		.03		.33		1.92
10/31/2017[6,14]	9.88	.11	.03	.14	(.11)	—	(.11)	9.91	1.38 [8]	1		.04	[9]	.04	[9]	.34	[9]	1.40	[9]

See end of tables for footnotes.

American Funds Portfolio Series	65

Financial highlights (continued)

Preservation Portfolio

		Income (loss) from investment operations[1]			Dividends and distributions							Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income to average net assets[3]
Class 529-A:
4/30/2019[6,7]	$9.69	$.09	$.20	$.29	$(.08)	$—	$(.08)	$9.90	3.03%[8]	$115		.43%[9]		.43%[9]		.73%[9]		1.76%[9]
10/31/2018	9.91	.15	(.22)	(.07)	(.15)	—	(.15)	9.69	(.76)	101		.42		.42		.72		1.51
10/31/2017	10.03	.11	(.10)	.01	(.12)	(.01)	(.13)	9.91	.07	85		.43		.43		.73		1.07
10/31/2016	9.94	.10	.09	.19	(.10)	—	(.10)	10.03	1.97	77		.45		.43		.73		1.03
10/31/2015	9.95	.10	(.01)	.09	(.10)	—	(.10)	9.94	.93	56		.57		.47		.77		1.03
10/31/2014	9.91	.09	.04	.13	(.09)	—	(.09)	9.95	1.36	44		.56		.45		.75		.96
Class 529-C:
4/30/2019[6,7]	9.69	.05	.20	.25	(.05)	—	(.05)	9.89	2.55 [8]	29		1.18	[9]	1.18	[9]	1.48	[9]	1.02	[9]
10/31/2018	9.90	.07	(.21)	(.14)	(.07)	—	(.07)	9.69	(1.42)	27		1.17		1.17		1.47		.74
10/31/2017	10.02	.03	(.09)	(.06)	(.05)	(.01)	(.06)	9.90	(.69)	36		1.19		1.19		1.49		.31
10/31/2016	9.94	.02	.09	.11	(.03)	—	(.03)	10.02	1.10	34		1.23		1.22		1.52		.24
10/31/2015	9.95	.03	(.01)	.02	(.03)	—	(.03)	9.94	.19	25		1.32		1.22		1.52		.27
10/31/2014	9.91	.02	.04	.06	(.02)	—	(.02)	9.95	.60	22		1.34		1.23		1.53		.18
Class 529-E:
4/30/2019[6,7]	9.69	.08	.19	.27	(.07)	—	(.07)	9.89	2.83 [8]	5		.64	[9]	.64	[9]	.94	[9]	1.56	[9]
10/31/2018	9.91	.13	(.23)	(.10)	(.12)	—	(.12)	9.69	(.96)	4		.63		.63		.93		1.29
10/31/2017	10.02	.08	(.08)	— [10]	(.10)	(.01)	(.11)	9.91	(.05)	4		.66		.66		.96		.84
10/31/2016	9.94	.08	.08	.16	(.08)	—	(.08)	10.02	1.64	3		.69		.68		.98		.78
10/31/2015	9.95	.08	(.01)	.07	(.08)	—	(.08)	9.94	.70	3		.79		.69		.99		.81
10/31/2014	9.91	.07	.04	.11	(.07)	—	(.07)	9.95	1.12	2		.80		.70		1.00		.71
Class 529-T:
4/30/2019[6,7]	9.70	.10	.19	.29	(.09)	—	(.09)	9.90	3.05 [8,11]	—	[12]	.19	[9,11]	.19	[9,11]	.49	[9,11]	2.01	[9,11]
10/31/2018	9.92	.17	(.22)	(.05)	(.17)	—	(.17)	9.70	(.51)[11]	—	[12]	.17	[11]	.17	[11]	.47	[11]	1.74	[11]
10/31/2017[6,13]	9.91	.07	.01	.08	(.07)	—	(.07)	9.92	.84 [8,11]	—	[12]	.21	[9,11]	.21	[9,11]	.51	[9,11]	1.24	[9,11]
Class 529-F-1:
4/30/2019[6,7]	9.69	.10	.20	.30	(.09)	—	(.09)	9.90	3.16 [8]	24		.18	[9]	.18	[9]	.48	[9]	2.02	[9]
10/31/2018	9.91	.17	(.22)	(.05)	(.17)	—	(.17)	9.69	(.51)	21		.17		.17		.47		1.75
10/31/2017	10.03	.13	(.10)	.03	(.14)	(.01)	(.15)	9.91	.31	17		.20		.20		.50		1.30
10/31/2016	9.94	.12	.10	.22	(.13)	—	(.13)	10.03	2.19	14		.23		.22		.52		1.24
10/31/2015	9.95	.13	(.01)	.12	(.13)	—	(.13)	9.94	1.17	10		.32		.22		.52		1.28
10/31/2014	9.91	.12	.04	.16	(.12)	—	(.12)	9.95	1.59	8		.33		.22		.52		1.18
Class ABLE-A:
4/30/2019[6,7]	9.69	.09	.21	.30	(.09)	—	(.09)	9.90	3.07 [8]	—	[12]	.41	[9]	.35	[9]	.65	[9]	1.88	[9]
10/31/2018[6,15]	9.74	.05	(.04)	.01	(.06)	—	(.06)	9.69	.14 [8,11]	—	[12]	.10	[8,11]	.08	[8,11]	.38	[8,11]	.52	[8,11]

66	American Funds Portfolio Series

Preservation Portfolio

		Income (loss) from investment operations[1]			Dividends and distributions							Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income to average net assets[3]
Class R-1:
4/30/2019[6,7]	$9.69	$.05	$.20	$.25	$(.04)	$—	$(.04)	$9.90	2.61%[8]	$1		1.20%[9]		1.20%[9]		1.50%[9]		.99%[9]
10/31/2018	9.91	.07	(.22)	(.15)	(.07)	—	(.07)	9.69	(1.51)	—	[12]	1.15		1.15		1.45		.70
10/31/2017	10.02	.04	(.09)	(.05)	(.05)	(.01)	(.06)	9.91	(.58)	1		1.14		1.14		1.44		.39
10/31/2016	9.94	.03	.09	.12	(.04)	—	(.04)	10.02	1.17	2		1.16		1.15		1.45		.31
10/31/2015	9.95	.04	(.01)	.03	(.04)	—	(.04)	9.94	.28	1		1.24		1.14		1.44		.37
10/31/2014	9.91	.02	.05	.07	(.03)	—	(.03)	9.95	.66	1		1.26		1.15		1.45		.25

Class R-2:
4/30/2019[6,7]	9.67	.05	.20	.25	(.05)	—	(.05)	9.87	2.58 [8]	15		1.15	[9]	1.15	[9]	1.45	[9]	1.04	[9]
10/31/2018	9.89	.08	(.22)	(.14)	(.08)	—	(.08)	9.67	(1.45)	14		1.12		1.12		1.42		.79
10/31/2017	10.00	.04	(.09)	(.05)	(.05)	(.01)	(.06)	9.89	(.50)	15		1.10		1.10		1.40		.40
10/31/2016	9.93	.03	.08	.11	(.04)	—	(.04)	10.00	1.07	17		1.20		1.18		1.48		.27
10/31/2015	9.94	.04	(.01)	.03	(.04)	—	(.04)	9.93	.28	14		1.25		1.15		1.45		.36
10/31/2014	9.90	.02	.04	.06	(.02)	—	(.02)	9.94	.62	8		1.33		1.22		1.52		.19

Class R-2E:
4/30/2019[6,7]	9.70	.07	.19	.26	(.06)	—	(.06)	9.90	2.71 [8]	1		.88	[9]	.87	[9]	1.17	[9]	1.34	[9]
10/31/2018	9.91	.10	(.21)	(.11)	(.10)	—	(.10)	9.70	(1.11)	1		.85		.85		1.15		1.02
10/31/2017	10.02	.07	(.09)	(.02)	(.08)	(.01)	(.09)	9.91	(.27)	2		.84		.84		1.14		.67
10/31/2016	9.95	.07	.08	.15	(.08)	—	(.08)	10.02	1.53	3		.81		.81		1.11		.69
10/31/2015	9.96	.12	(.01)	.11	(.12)	—	(.12)	9.95	1.12 [11]	—	[12]	.38	[11]	.27	[11]	.57	[11]	1.22	[11]
10/31/2014[6,16]	9.96	.02	— [10]	.02	(.02)	—	(.02)	9.96	.16 [8,11]	—	[12]	.06	[8,11]	.04	[8,11]	.34	[8,11]	.17	[8,11]

Class R-3:
4/30/2019[6,7]	9.69	.07	.20	.27	(.07)	—	(.07)	9.89	2.80 [8]	17		.69	[9]	.69	[9]	.99	[9]	1.51	[9]
10/31/2018	9.91	.12	(.22)	(.10)	(.12)	—	(.12)	9.69	(1.00)	16		.67		.67		.97		1.24
10/31/2017	10.02	.08	(.08)	— [10]	(.10)	(.01)	(.11)	9.91	(.06)	16		.67		.67		.97		.83
10/31/2016	9.94	.07	.09	.16	(.08)	—	(.08)	10.02	1.60	15		.73		.71		1.01		.74
10/31/2015	9.95	.08	(.01)	.07	(.08)	—	(.08)	9.94	.70	13		.80		.70		1.00		.80
10/31/2014	9.91	.07	.04	.11	(.07)	—	(.07)	9.95	1.09	7		.84		.73		1.03		.67

Class R-4:
4/30/2019[6,7]	9.70	.09	.19	.28	(.08)	—	(.08)	9.90	2.94 [8]	10		.38	[9]	.38	[9]	.68	[9]	1.81	[9]
10/31/2018	9.91	.15	(.21)	(.06)	(.15)	—	(.15)	9.70	(.60)	12		.37		.37		.67		1.55
10/31/2017	10.03	.11	(.09)	.02	(.13)	(.01)	(.14)	9.91	.13	11		.37		.37		.67		1.12
10/31/2016	9.95	.11	.08	.19	(.11)	—	(.11)	10.03	1.92	10		.41		.40		.70		1.06
10/31/2015	9.96	.11	(.01)	.10	(.11)	—	(.11)	9.95	1.01	6		.48		.38		.68		1.13
10/31/2014	9.92	.10	.04	.14	(.10)	—	(.10)	9.96	1.43	3		.49		.39		.69		1.03

Class R-5E:
4/30/2019[6,7]	9.70	.10	.20	.30	(.09)	—	(.09)	9.91	3.15 [8]	1		.19	[9]	.19	[9]	.49	[9]	2.01	[9]
10/31/2018	9.92	.18	(.23)	(.05)	(.17)	—	(.17)	9.70	(.49)	—	[12]	.17		.17		.47		1.81
10/31/2017	10.04	.14	(.10)	.04	(.15)	(.01)	(.16)	9.92	.39	—	[12]	.18		.11		.41		1.40
10/31/2016[6,17]	9.91	.11	.13	.24	(.11)	—	(.11)	10.04	2.48 [8]	—	[12]	.28	[9]	.27	[9]	.57	[9]	1.19	[9]

See end of tables for footnotes.

American Funds Portfolio Series	67

Financial highlights (continued)

Preservation Portfolio

		Income (loss) from investment operations[1]			Dividends and distributions						Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)	expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income to average net assets[3]
Class R-5:
4/30/2019[6,7]	$9.70	$.10	$.21	$.31	$(.10)	$—	$(.10)	$9.91	3.19%[8]	$2	.10%[9]		.10%[9]		.40%[9]		2.09%[9]
10/31/2018	9.92	.18	(.22)	(.04)	(.18)	—	(.18)	9.70	(.42)	2	.08		.08		.38		1.80
10/31/2017	10.03	.14	(.09)	.05	(.15)	(.01)	(.16)	9.92	.52	3	.08		.08		.38		1.39
10/31/2016	9.95	.14	.08	.22	(.14)	—	(.14)	10.03	2.21	1	.11		.10		.40		1.35
10/31/2015	9.96	.14	(.01)	.13	(.14)	—	(.14)	9.95	1.28	1	.20		.10		.40		1.40
10/31/2014	9.91	.14	.04	.18	(.13)	—	(.13)	9.96	1.78	1	.22		.11		.41		1.35
Class R-6:
4/30/2019[6,7]	9.70	.10	.21	.31	(.10)	—	(.10)	9.91	3.22 [8]	17	.05	[9]	.05	[9]	.35	[9]	2.15	[9]
10/31/2018	9.92	.18	(.22)	(.04)	(.18)	—	(.18)	9.70	(.37)	13	.03		.03		.33		1.88
10/31/2017	10.03	.14	(.08)	.06	(.16)	(.01)	(.17)	9.92	.57	14	.04		.04		.34		1.45
10/31/2016	9.95	.14	.08	.22	(.14)	—	(.14)	10.03	2.27	11	.06		.04		.34		1.41
10/31/2015	9.96	.14	(.01)	.13	(.14)	—	(.14)	9.95	1.34	7	.15		.05		.35		1.45
10/31/2014	9.91	.13	.05	.18	(.13)	—	(.13)	9.96	1.76	6	.14		.04		.34		1.31

68	American Funds Portfolio Series

Tax-Exempt Preservation Portfolio

		Income (loss) from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)		Ratio of expenses to average net assets before waivers/ reimbursements[4]		Ratio of expenses to average net assets after waivers/ reimbursements[3,4]		Net effective expense ratio[3,5]		Ratio of net income to average net assets[3]
Class A:
4/30/2019[6,7]	$9.57	$.09	$.18	$.27	$(.08)	$9.76	2.88%[8]		$330		.41%[9]		.37%[9]		.71%[9]		1.77%[9]
10/31/2018	9.79	.16	(.22)	(.06)	(.16)	9.57	(.59)		307		.40		.39		.73		1.69
10/31/2017	9.90	.18	(.10)	.08	(.19)	9.79	.81		336		.44		.43		.77		1.89
10/31/2016	9.91	.22	(.01)	.21	(.22)	9.90	2.08		338		.47		.44		.74		2.21
10/31/2015	9.99	.24	(.09)	.15	(.23)	9.91	1.55		223		.55		.44		.75		2.43
10/31/2014	9.81	.26	.18	.44	(.26)	9.99	4.50		159		.56		.44		.75		2.59

Class C:
4/30/2019[6,7]	9.56	.05	.19	.24	(.05)	9.75	2.52	[8]	40		1.11	[9]	1.07	[9]	1.41	[9]	1.07	[9]
10/31/2018	9.78	.10	(.23)	(.13)	(.09)	9.56	(1.30)		44		1.10		1.09		1.43		.99
10/31/2017	9.89	.12	(.11)	.01	(.12)	9.78	.10		54		1.14		1.13		1.47		1.20
10/31/2016	9.89	.15	— [10]	.15	(.15)	9.89	1.48		64		1.17		1.14		1.44		1.51
10/31/2015	9.98	.17	(.09)	.08	(.17)	9.89	.76		51		1.25		1.14		1.45		1.73
10/31/2014	9.80	.19	.18	.37	(.19)	9.98	3.79		42		1.26		1.14		1.45		1.90

Class T:
4/30/2019[6,7]	9.57	.10	.19	.29	(.10)	9.76	3.02	[8,11]	—	[12]	.11	[9,11]	.07	[9,11]	.41	[9,11]	2.08	[9,11]
10/31/2018	9.79	.19	(.22)	(.03)	(.19)	9.57	(.31)[11]		—	[12]	.11	[11]	.10	[11]	.44	[11]	1.98	[11]
10/31/2017[6,13]	9.76	.11	.04	.15	(.12)	9.79	1.50	[8,11]	—	[12]	.14	[9,11]	.12	[9,11]	.46	[9,11]	1.95	[9,11]

Class F-1:
4/30/2019[6,7]	9.57	.08	.20	.28	(.08)	9.77	2.94	[8]	4		.45	[9]	.41	[9]	.75	[9]	1.73	[9]
10/31/2018	9.80	.16	(.23)	(.07)	(.16)	9.57	(.73)		4		.42		.41		.75		1.66
10/31/2017	9.90	.19	(.10)	.09	(.19)	9.80	.93		11		.42		.41		.75		1.91
10/31/2016	9.91	.22	(.01)	.21	(.22)	9.90	2.13		11		.43		.40		.70		2.23
10/31/2015	9.99	.24	(.08)	.16	(.24)	9.91	1.58		5		.52		.41		.72		2.46
10/31/2014	9.81	.26	.18	.44	(.26)	9.99	4.54		4		.52		.40		.71		2.64

Class F-2:
4/30/2019[6,7]	9.57	.10	.19	.29	(.10)	9.76	2.99	[8]	54		.17	[9]	.12	[9]	.46	[9]	2.02	[9]
10/31/2018	9.79	.19	(.22)	(.03)	(.19)	9.57	(.33)		43		.14		.13		.47		1.95
10/31/2017	9.90	.21	(.10)	.11	(.22)	9.79	1.09		34		.16		.15		.49		2.17
10/31/2016	9.91	.25	(.02)	.23	(.24)	9.90	2.37		34		.18		.15		.45		2.50
10/31/2015	9.99	.27	(.09)	.18	(.26)	9.91	1.83		24		.27		.16		.47		2.71
10/31/2014	9.81	.29	.18	.47	(.29)	9.99	4.81		11		.26		.15		.46		2.89

Class F-3:
4/30/2019[6,7]	9.57	.10	.19	.29	(.10)	9.76	3.04	[8]	3		.09	[9]	.03	[9]	.37	[9]	2.11	[9]
10/31/2018	9.79	.20	(.22)	(.02)	(.20)	9.57	(.23)		2		.04		.04		.38		2.03
10/31/2017[6,14]	9.69	.15	.11	.26	(.16)	9.79	2.70	[8]	1		.03	[9]	.01	[9]	.35	[9]	2.02	[9]

See end of tables for footnotes.

American Funds Portfolio Series	69

Financial highlights (continued)

	Six months ended		Year ended October 31
Portfolio turnover rate for all share classes	April 30, 2019[6,7,8]		2018		2017	2016		2015		2014
Global Growth Portfolio	1%		1%		64%	2%		2%		—%[18]
Growth Portfolio	—	[18]	—	[18]	33	—	[18]	—	[18]	—	[18]
Growth and Income Portfolio	—	[18]	—	[18]	30	—	[18]	—	[18]	—	[18]
Moderate Growth and Income Portfolio	—	[18]	—	[18]	15	—	[18]	13		—	[18]
Conservative Growth and Income Portfolio	1		2		1	8		—	[18]	—	[18]
Tax-Advantaged Growth and Income Portfolio	1		2		13	—	[18]	1		1
Preservation Portfolio	3		8		25	2		2		5
Tax-Exempt Preservation Portfolio	9		13		45	6		8		14

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges.
[3]	This column reflects the impact, if any, of certain waivers/reimbursements from CRMC. During some of the periods shown, CRMC reduced fees for investment advisory services and/or reimbursed a portion of miscellaneous fees and expenses for Tax-Exempt Preservation Portfolio. Additionally during the periods shown, Virginia529 waived ABLE plan service fees for Class ABLE-A shares.
[4]	This column does not include expenses of the underlying funds in which each fund invests.
[5]	This column reflects the net effective expense ratios for each fund and class, which are unaudited. These ratios include each class’s expense ratio combined with the weighted average net expense ratio of the underlying funds for the periods presented. See expense example for further information regarding fees and expenses.
[6]	Based on operations for a period that is less than a full year.
[7]	Unaudited.
[8]	Not annualized.
[9]	Annualized.
[10]	Amount less than $.01.
[11]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[12]	Amount less than $1 million.
[13]	Class T and 529-T shares, as applicable, began investment operations on April 7, 2017.
[14]	Class F-3 shares began investment operations on January 27, 2017.
[15]	Class ABLE-A shares began investment operations on July 13, 2018.
[16]	Class R-2E shares began investment operations on August 29, 2014.
[17]	Class R-5E shares began investment operations on November 20, 2015.
[18]	Amount is either less than 1% or there is no turnover.

See notes to financial statements

70	American Funds Portfolio Series

Expense example	unaudited

As a fund shareholder, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including distribution and service (12b-1) fees and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (November 1, 2018, through April 30, 2019).

Actual expenses:

The first line of each share class in the tables on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the tables on the following pages provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2 and F-3 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the tables on the following pages are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the tables is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

American Funds Portfolio Series	71

Global Growth Portfolio

	Beginning account value 11/1/2018	Ending account value 4/30/2019	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class A – actual return	$1,000.00	$1,112.33	$2.20	.42%	$4.50	.86%
Class A – assumed 5% return	1,000.00	1,022.71	2.11	.42	4.31	.86
Class C – actual return	1,000.00	1,108.04	6.12	1.17	8.42	1.61
Class C – assumed 5% return	1,000.00	1,018.99	5.86	1.17	8.05	1.61
Class T – actual return	1,000.00	1,114.27	.89	.17	3.20	.61
Class T – assumed 5% return	1,000.00	1,023.95	.85	.17	3.06	.61
Class F-1 – actual return	1,000.00	1,112.79	2.15	.41	4.45	.85
Class F-1 – assumed 5% return	1,000.00	1,022.76	2.06	.41	4.26	.85
Class F-2 – actual return	1,000.00	1,114.54	.79	.15	3.09	.59
Class F-2 – assumed 5% return	1,000.00	1,024.05	.75	.15	2.96	.59
Class F-3 – actual return	1,000.00	1,114.70	.21	.04	2.52	.48
Class F-3 – assumed 5% return	1,000.00	1,024.60	.20	.04	2.41	.48
Class 529-A – actual return	1,000.00	1,112.45	2.51	.48	4.82	.92
Class 529-A – assumed 5% return	1,000.00	1,022.41	2.41	.48	4.61	.92
Class 529-C – actual return	1,000.00	1,107.66	6.38	1.22	8.67	1.66
Class 529-C – assumed 5% return	1,000.00	1,018.74	6.11	1.22	8.30	1.66
Class 529-E – actual return	1,000.00	1,111.09	3.51	.67	5.81	1.11
Class 529-E – assumed 5% return	1,000.00	1,021.47	3.36	.67	5.56	1.11
Class 529-T – actual return	1,000.00	1,114.22	1.05	.20	3.35	.64
Class 529-T – assumed 5% return	1,000.00	1,023.80	1.00	.20	3.21	.64
Class 529-F-1 – actual return	1,000.00	1,113.72	1.15	.22	3.46	.66
Class 529-F-1 – assumed 5% return	1,000.00	1,023.70	1.10	.22	3.31	.66
Class ABLE-A – actual return	1,000.00	1,112.51	1.94	.37	4.24	.81
Class ABLE-A – assumed 5% return	1,000.00	1,022.96	1.86	.37	4.06	.81
Class R-1 – actual return	1,000.00	1,108.74	5.80	1.11	8.10	1.55
Class R-1 – assumed 5% return	1,000.00	1,019.29	5.56	1.11	7.75	1.55
Class R-2 – actual return	1,000.00	1,108.46	5.96	1.14	8.26	1.58
Class R-2 – assumed 5% return	1,000.00	1,019.14	5.71	1.14	7.90	1.58
Class R-2E – actual return	1,000.00	1,110.64	4.40	.84	6.70	1.28
Class R-2E – assumed 5% return	1,000.00	1,020.63	4.21	.84	6.41	1.28
Class R-3 – actual return	1,000.00	1,110.84	3.61	.69	5.91	1.13
Class R-3 – assumed 5% return	1,000.00	1,021.37	3.46	.69	5.66	1.13
Class R-4 – actual return	1,000.00	1,112.76	2.04	.39	4.35	.83
Class R-4 – assumed 5% return	1,000.00	1,022.86	1.96	.39	4.16	.83
Class R-5E – actual return	1,000.00	1,114.34	.89	.17	3.20	.61
Class R-5E – assumed 5% return	1,000.00	1,023.95	.85	.17	3.06	.61
Class R-5 – actual return	1,000.00	1,114.48	.47	.09	2.78	.53
Class R-5 – assumed 5% return	1,000.00	1,024.35	.45	.09	2.66	.53
Class R-6 – actual return	1,000.00	1,114.26	.21	.04	2.52	.48
Class R-6 – assumed 5% return	1,000.00	1,024.60	.20	.04	2.41	.48

72	American Funds Portfolio Series

Growth Portfolio

	Beginning account value 11/1/2018	Ending account value 4/30/2019	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class A – actual return	$1,000.00	$1,101.68	$2.19	.42%	$4.22	.81%
Class A – assumed 5% return	1,000.00	1,022.71	2.11	.42	4.06	.81
Class C – actual return	1,000.00	1,097.10	5.98	1.15	8.01	1.54
Class C – assumed 5% return	1,000.00	1,019.09	5.76	1.15	7.70	1.54
Class T – actual return	1,000.00	1,102.89	.83	.16	2.87	.55
Class T – assumed 5% return	1,000.00	1,024.00	.80	.16	2.76	.55
Class F-1 – actual return	1,000.00	1,102.11	2.08	.40	4.12	.79
Class F-1 – assumed 5% return	1,000.00	1,022.81	2.01	.40	3.96	.79
Class F-2 – actual return	1,000.00	1,103.70	.68	.13	2.71	.52
Class F-2 – assumed 5% return	1,000.00	1,024.15	.65	.13	2.61	.52
Class F-3 – actual return	1,000.00	1,103.86	.16	.03	2.19	.42
Class F-3 – assumed 5% return	1,000.00	1,024.65	.15	.03	2.11	.42
Class 529-A – actual return	1,000.00	1,101.46	2.40	.46	4.43	.85
Class 529-A – assumed 5% return	1,000.00	1,022.51	2.31	.46	4.26	.85
Class 529-C – actual return	1,000.00	1,097.23	6.24	1.20	8.27	1.59
Class 529-C – assumed 5% return	1,000.00	1,018.84	6.01	1.20	7.95	1.59
Class 529-E – actual return	1,000.00	1,100.72	3.39	.65	5.42	1.04
Class 529-E – assumed 5% return	1,000.00	1,021.57	3.26	.65	5.21	1.04
Class 529-T – actual return	1,000.00	1,102.74	.94	.18	2.97	.57
Class 529-T – assumed 5% return	1,000.00	1,023.90	.90	.18	2.86	.57
Class 529-F-1 – actual return	1,000.00	1,103.18	1.10	.21	3.13	.60
Class 529-F-1 – assumed 5% return	1,000.00	1,023.75	1.05	.21	3.01	.60
Class ABLE-A – actual return	1,000.00	1,101.98	1.88	.36	3.91	.75
Class ABLE-A – assumed 5% return	1,000.00	1,023.01	1.81	.36	3.76	.75
Class R-1 – actual return	1,000.00	1,097.52	5.82	1.12	7.85	1.51
Class R-1 – assumed 5% return	1,000.00	1,019.24	5.61	1.12	7.55	1.51
Class R-2 – actual return	1,000.00	1,097.59	5.82	1.12	7.85	1.51
Class R-2 – assumed 5% return	1,000.00	1,019.24	5.61	1.12	7.55	1.51
Class R-2E – actual return	1,000.00	1,099.53	4.32	.83	6.35	1.22
Class R-2E – assumed 5% return	1,000.00	1,020.68	4.16	.83	6.11	1.22
Class R-3 – actual return	1,000.00	1,100.20	3.54	.68	5.57	1.07
Class R-3 – assumed 5% return	1,000.00	1,021.42	3.41	.68	5.36	1.07
Class R-4 – actual return	1,000.00	1,101.94	1.93	.37	3.96	.76
Class R-4 – assumed 5% return	1,000.00	1,022.96	1.86	.37	3.81	.76
Class R-5E – actual return	1,000.00	1,103.18	.89	.17	2.92	.56
Class R-5E – assumed 5% return	1,000.00	1,023.95	.85	.17	2.81	.56
Class R-5 – actual return	1,000.00	1,103.61	.42	.08	2.45	.47
Class R-5 – assumed 5% return	1,000.00	1,024.40	.40	.08	2.36	.47
Class R-6 – actual return	1,000.00	1,103.96	.16	.03	2.19	.42
Class R-6 – assumed 5% return	1,000.00	1,024.65	.15	.03	2.11	.42

See end of tables for footnotes.

American Funds Portfolio Series	73

Growth and Income Portfolio

	Beginning account value 11/1/2018	Ending account value 4/30/2019	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class A – actual return	$1,000.00	$1,087.51	$1.92	.37%	$3.62	.70%
Class A – assumed 5% return	1,000.00	1,022.96	1.86	.37	3.51	.70
Class C – actual return	1,000.00	1,083.39	5.68	1.10	7.39	1.43
Class C – assumed 5% return	1,000.00	1,019.34	5.51	1.10	7.15	1.43
Class T – actual return	1,000.00	1,089.08	.47	.09	2.18	.42
Class T – assumed 5% return	1,000.00	1,024.35	.45	.09	2.11	.42
Class F-1 – actual return	1,000.00	1,087.42	2.02	.39	3.73	.72
Class F-1 – assumed 5% return	1,000.00	1,022.86	1.96	.39	3.61	.72
Class F-2 – actual return	1,000.00	1,088.68	.67	.13	2.38	.46
Class F-2 – assumed 5% return	1,000.00	1,024.15	.65	.13	2.31	.46
Class F-3 – actual return	1,000.00	1,088.69	.10	.02	1.81	.35
Class F-3 – assumed 5% return	1,000.00	1,024.70	.10	.02	1.76	.35
Class 529-A – actual return	1,000.00	1,087.43	2.12	.41	3.83	.74
Class 529-A – assumed 5% return	1,000.00	1,022.76	2.06	.41	3.71	.74
Class 529-C – actual return	1,000.00	1,083.02	5.99	1.16	7.70	1.49
Class 529-C – assumed 5% return	1,000.00	1,019.04	5.81	1.16	7.45	1.49
Class 529-E – actual return	1,000.00	1,086.37	3.26	.63	4.97	.96
Class 529-E – assumed 5% return	1,000.00	1,021.67	3.16	.63	4.81	.96
Class 529-T – actual return	1,000.00	1,088.74	.78	.15	2.49	.48
Class 529-T – assumed 5% return	1,000.00	1,024.05	.75	.15	2.41	.48
Class 529-F-1 – actual return	1,000.00	1,087.98	.83	.16	2.54	.49
Class 529-F-1 – assumed 5% return	1,000.00	1,024.00	.80	.16	2.46	.49
Class ABLE-A – actual return	1,000.00	1,087.43	1.76	.34	3.47	.67
Class ABLE-A – assumed 5% return	1,000.00	1,023.11	1.71	.34	3.36	.67
Class R-1 – actual return	1,000.00	1,083.39	5.73	1.11	7.44	1.44
Class R-1 – assumed 5% return	1,000.00	1,019.29	5.56	1.11	7.20	1.44
Class R-2 – actual return	1,000.00	1,083.55	5.68	1.10	7.39	1.43
Class R-2 – assumed 5% return	1,000.00	1,019.34	5.51	1.10	7.15	1.43
Class R-2E – actual return	1,000.00	1,084.79	4.24	.82	5.94	1.15
Class R-2E – assumed 5% return	1,000.00	1,020.73	4.11	.82	5.76	1.15
Class R-3 – actual return	1,000.00	1,085.45	3.46	.67	5.17	1.00
Class R-3 – assumed 5% return	1,000.00	1,021.47	3.36	.67	5.01	1.00
Class R-4 – actual return	1,000.00	1,086.85	1.91	.37	3.62	.70
Class R-4 – assumed 5% return	1,000.00	1,022.96	1.86	.37	3.51	.70
Class R-5E – actual return	1,000.00	1,088.03	.88	.17	2.59	.50
Class R-5E – assumed 5% return	1,000.00	1,023.95	.85	.17	2.51	.50
Class R-5 – actual return	1,000.00	1,088.82	.41	.08	2.12	.41
Class R-5 – assumed 5% return	1,000.00	1,024.40	.40	.08	2.06	.41
Class R-6 – actual return	1,000.00	1,089.25	.10	.02	1.81	.35
Class R-6 – assumed 5% return	1,000.00	1,024.70	.10	.02	1.76	.35

74	American Funds Portfolio Series

Moderate Growth and Income Portfolio

	Beginning account value 11/1/2018	Ending account value 4/30/2019	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class A – actual return	$1,000.00	$1,083.64	$1.91	.37%	$3.87	.75%
Class A – assumed 5% return	1,000.00	1,022.96	1.86	.37	3.76	.75
Class C – actual return	1,000.00	1,080.29	5.62	1.09	7.58	1.47
Class C – assumed 5% return	1,000.00	1,019.39	5.46	1.09	7.35	1.47
Class T – actual return	1,000.00	1,085.83	.47	.09	2.43	.47
Class T – assumed 5% return	1,000.00	1,024.35	.45	.09	2.36	.47
Class F-1 – actual return	1,000.00	1,083.48	1.96	.38	3.93	.76
Class F-1 – assumed 5% return	1,000.00	1,022.91	1.91	.38	3.81	.76
Class F-2 – actual return	1,000.00	1,084.76	.67	.13	2.64	.51
Class F-2 – assumed 5% return	1,000.00	1,024.15	.65	.13	2.56	.51
Class F-3 – actual return	1,000.00	1,086.20	.10	.02	2.07	.40
Class F-3 – assumed 5% return	1,000.00	1,024.70	.10	.02	2.01	.40
Class 529-A – actual return	1,000.00	1,084.28	2.02	.39	3.98	.77
Class 529-A – assumed 5% return	1,000.00	1,022.86	1.96	.39	3.86	.77
Class 529-C – actual return	1,000.00	1,079.88	5.88	1.14	7.84	1.52
Class 529-C – assumed 5% return	1,000.00	1,019.14	5.71	1.14	7.60	1.52
Class 529-E – actual return	1,000.00	1,083.23	3.15	.61	5.11	.99
Class 529-E – assumed 5% return	1,000.00	1,021.77	3.06	.61	4.96	.99
Class 529-T – actual return	1,000.00	1,085.58	.72	.14	2.69	.52
Class 529-T – assumed 5% return	1,000.00	1,024.10	.70	.14	2.61	.52
Class 529-F-1 – actual return	1,000.00	1,085.54	.72	.14	2.69	.52
Class 529-F-1 – assumed 5% return	1,000.00	1,024.10	.70	.14	2.61	.52
Class ABLE-A – actual return	1,000.00	1,084.31	1.76	.34	3.72	.72
Class ABLE-A – assumed 5% return	1,000.00	1,023.11	1.71	.34	3.61	.72
Class R-1 – actual return	1,000.00	1,079.89	5.78	1.12	7.74	1.50
Class R-1 – assumed 5% return	1,000.00	1,019.24	5.61	1.12	7.50	1.50
Class R-2 – actual return	1,000.00	1,080.25	5.73	1.11	7.69	1.49
Class R-2 – assumed 5% return	1,000.00	1,019.29	5.56	1.11	7.45	1.49
Class R-2E – actual return	1,000.00	1,081.48	4.23	.82	6.19	1.20
Class R-2E – assumed 5% return	1,000.00	1,020.73	4.11	.82	6.01	1.20
Class R-3 – actual return	1,000.00	1,082.22	3.46	.67	5.42	1.05
Class R-3 – assumed 5% return	1,000.00	1,021.47	3.36	.67	5.26	1.05
Class R-4 – actual return	1,000.00	1,084.28	1.91	.37	3.88	.75
Class R-4 – assumed 5% return	1,000.00	1,022.96	1.86	.37	3.76	.75
Class R-5E – actual return	1,000.00	1,084.65	.88	.17	2.84	.55
Class R-5E – assumed 5% return	1,000.00	1,023.95	.85	.17	2.76	.55
Class R-5 – actual return	1,000.00	1,085.71	.41	.08	2.38	.46
Class R-5 – assumed 5% return	1,000.00	1,024.40	.40	.08	2.31	.46
Class R-6 – actual return	1,000.00	1,085.28	.10	.02	2.07	.40
Class R-6 – assumed 5% return	1,000.00	1,024.70	.10	.02	2.01	.40

See end of tables for footnotes.

American Funds Portfolio Series	75

Conservative Growth and Income Portfolio

	Beginning account value 11/1/2018	Ending account value 4/30/2019	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class A – actual return	$1,000.00	$1,065.46	$1.74	.34%	$3.28	.64%
Class A – assumed 5% return	1,000.00	1,023.11	1.71	.34	3.21	.64
Class C – actual return	1,000.00	1,061.91	5.47	1.07	7.00	1.37
Class C – assumed 5% return	1,000.00	1,019.49	5.36	1.07	6.85	1.37
Class T – actual return	1,000.00	1,067.72	.31	.06	1.85	.36
Class T – assumed 5% return	1,000.00	1,024.50	.30	.06	1.81	.36
Class F-1 – actual return	1,000.00	1,065.09	2.00	.39	3.53	.69
Class F-1 – assumed 5% return	1,000.00	1,022.86	1.96	.39	3.46	.69
Class F-2 – actual return	1,000.00	1,066.38	.67	.13	2.20	.43
Class F-2 – assumed 5% return	1,000.00	1,024.15	.65	.13	2.16	.43
Class F-3 – actual return	1,000.00	1,067.90	.10	.02	1.64	.32
Class F-3 – assumed 5% return	1,000.00	1,024.70	.10	.02	1.61	.32
Class 529-A – actual return	1,000.00	1,066.13	1.95	.38	3.48	.68
Class 529-A – assumed 5% return	1,000.00	1,022.91	1.91	.38	3.41	.68
Class 529-C – actual return	1,000.00	1,061.67	5.78	1.13	7.31	1.43
Class 529-C – assumed 5% return	1,000.00	1,019.19	5.66	1.13	7.15	1.43
Class 529-E – actual return	1,000.00	1,063.97	3.07	.60	4.61	.90
Class 529-E – assumed 5% return	1,000.00	1,021.82	3.01	.60	4.51	.90
Class 529-T – actual return	1,000.00	1,067.37	.62	.12	2.15	.42
Class 529-T – assumed 5% return	1,000.00	1,024.20	.60	.12	2.11	.42
Class 529-F-1 – actual return	1,000.00	1,066.50	.67	.13	2.20	.43
Class 529-F-1 – assumed 5% return	1,000.00	1,024.15	.65	.13	2.16	.43
Class ABLE-A – actual return	1,000.00	1,065.08	1.69	.33	3.23	.63
Class ABLE-A – assumed 5% return	1,000.00	1,023.16	1.66	.33	3.16	.63
Class R-1 – actual return	1,000.00	1,061.28	5.88	1.15	7.41	1.45
Class R-1 – assumed 5% return	1,000.00	1,019.09	5.76	1.15	7.25	1.45
Class R-2 – actual return	1,000.00	1,061.01	5.67	1.11	7.21	1.41
Class R-2 – assumed 5% return	1,000.00	1,019.29	5.56	1.11	7.05	1.41
Class R-2E – actual return	1,000.00	1,063.04	4.25	.83	5.78	1.13
Class R-2E – assumed 5% return	1,000.00	1,020.68	4.16	.83	5.66	1.13
Class R-3 – actual return	1,000.00	1,063.74	3.43	.67	4.96	.97
Class R-3 – assumed 5% return	1,000.00	1,021.47	3.36	.67	4.86	.97
Class R-4 – actual return	1,000.00	1,065.97	1.90	.37	3.43	.67
Class R-4 – assumed 5% return	1,000.00	1,022.96	1.86	.37	3.36	.67
Class R-5E – actual return	1,000.00	1,066.35	.87	.17	2.41	.47
Class R-5E – assumed 5% return	1,000.00	1,023.95	.85	.17	2.36	.47
Class R-5 – actual return	1,000.00	1,066.63	.41	.08	1.95	.38
Class R-5 – assumed 5% return	1,000.00	1,024.40	.40	.08	1.91	.38
Class R-6 – actual return	1,000.00	1,067.76	.15	.03	1.69	.33
Class R-6 – assumed 5% return	1,000.00	1,024.65	.15	.03	1.66	.33

76	American Funds Portfolio Series

Tax-Advantaged Growth and Income Portfolio

	Beginning account value 11/1/2018	Ending account value 4/30/2019	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class A – actual return	$1,000.00	$1,071.66	$1.90	.37%	$3.65	.71%
Class A – assumed 5% return	1,000.00	1,022.96	1.86	.37	3.56	.71
Class C – actual return	1,000.00	1,067.73	5.49	1.07	7.23	1.41
Class C – assumed 5% return	1,000.00	1,019.49	5.36	1.07	7.05	1.41
Class T – actual return	1,000.00	1,073.16	.36	.07	2.11	.41
Class T – assumed 5% return	1,000.00	1,024.45	.35	.07	2.06	.41
Class F-1 – actual return	1,000.00	1,070.61	2.05	.40	3.80	.74
Class F-1 – assumed 5% return	1,000.00	1,022.81	2.01	.40	3.71	.74
Class F-2 – actual return	1,000.00	1,072.68	.67	.13	2.42	.47
Class F-2 – assumed 5% return	1,000.00	1,024.15	.65	.13	2.36	.47
Class F-3 – actual return	1,000.00	1,073.32	.15	.03	1.90	.37
Class F-3 – assumed 5% return	1,000.00	1,024.65	.15	.03	1.86	.37

See end of tables for footnotes.

American Funds Portfolio Series	77

Preservation Portfolio

	Beginning account value 11/1/2018	Ending account value 4/30/2019	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class A – actual return	$1,000.00	$1,029.42	$2.01	.40%	$3.52	.70%
Class A – assumed 5% return	1,000.00	1,022.81	2.01	.40	3.51	.70
Class C – actual return	1,000.00	1,026.80	5.63	1.12	7.14	1.42
Class C – assumed 5% return	1,000.00	1,019.24	5.61	1.12	7.10	1.42
Class T – actual return	1,000.00	1,030.82	.60	.12	2.11	.42
Class T – assumed 5% return	1,000.00	1,024.20	.60	.12	2.11	.42
Class F-1 – actual return	1,000.00	1,029.25	2.11	.42	3.62	.72
Class F-1 – assumed 5% return	1,000.00	1,022.71	2.11	.42	3.61	.72
Class F-2 – actual return	1,000.00	1,030.69	.70	.14	2.22	.44
Class F-2 – assumed 5% return	1,000.00	1,024.10	.70	.14	2.21	.44
Class F-3 – actual return	1,000.00	1,032.24	.25	.05	1.76	.35
Class F-3 – assumed 5% return	1,000.00	1,024.55	.25	.05	1.76	.35
Class 529-A – actual return	1,000.00	1,030.31	2.16	.43	3.67	.73
Class 529-A – assumed 5% return	1,000.00	1,022.66	2.16	.43	3.66	.73
Class 529-C – actual return	1,000.00	1,025.52	5.93	1.18	7.43	1.48
Class 529-C – assumed 5% return	1,000.00	1,018.94	5.91	1.18	7.40	1.48
Class 529-E – actual return	1,000.00	1,028.25	3.22	.64	4.73	.94
Class 529-E – assumed 5% return	1,000.00	1,021.62	3.21	.64	4.71	.94
Class 529-T – actual return	1,000.00	1,030.45	.96	.19	2.47	.49
Class 529-T – assumed 5% return	1,000.00	1,023.85	.95	.19	2.46	.49
Class 529-F-1 – actual return	1,000.00	1,031.57	.91	.18	2.42	.48
Class 529-F-1 – assumed 5% return	1,000.00	1,023.90	.90	.18	2.41	.48
Class ABLE-A – actual return	1,000.00	1,030.75	1.76	.35	3.27	.65
Class ABLE-A – assumed 5% return	1,000.00	1,023.06	1.76	.35	3.26	.65
Class R-1 – actual return	1,000.00	1,026.10	6.03	1.20	7.54	1.50
Class R-1 – assumed 5% return	1,000.00	1,018.84	6.01	1.20	7.50	1.50
Class R-2 – actual return	1,000.00	1,025.77	5.78	1.15	7.28	1.45
Class R-2 – assumed 5% return	1,000.00	1,019.09	5.76	1.15	7.25	1.45
Class R-2E – actual return	1,000.00	1,027.10	4.37	.87	5.88	1.17
Class R-2E – assumed 5% return	1,000.00	1,020.48	4.36	.87	5.86	1.17
Class R-3 – actual return	1,000.00	1,027.97	3.47	.69	4.98	.99
Class R-3 – assumed 5% return	1,000.00	1,021.37	3.46	.69	4.96	.99
Class R-4 – actual return	1,000.00	1,029.44	1.91	.38	3.42	.68
Class R-4 – assumed 5% return	1,000.00	1,022.91	1.91	.38	3.41	.68
Class R-5E – actual return	1,000.00	1,031.49	.96	.19	2.47	.49
Class R-5E – assumed 5% return	1,000.00	1,023.85	.95	.19	2.46	.49
Class R-5 – actual return	1,000.00	1,031.93	.50	.10	2.02	.40
Class R-5 – assumed 5% return	1,000.00	1,024.30	.50	.10	2.01	.40
Class R-6 – actual return	1,000.00	1,032.20	.25	.05	1.76	.35
Class R-6 – assumed 5% return	1,000.00	1,024.55	.25	.05	1.76	.35

78	American Funds Portfolio Series

Tax-Exempt Preservation Portfolio

	Beginning account value 11/1/2018	Ending account value 4/30/2019	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class A – actual return	$1,000.00	$1,028.79	$1.86	.37%	$3.57	.71%
Class A – assumed 5% return	1,000.00	1,022.96	1.86	.37	3.56	.71
Class C – actual return	1,000.00	1,025.24	5.37	1.07	7.08	1.41
Class C – assumed 5% return	1,000.00	1,019.49	5.36	1.07	7.05	1.41
Class T – actual return	1,000.00	1,030.24	.35	.07	2.06	.41
Class T – assumed 5% return	1,000.00	1,024.45	.35	.07	2.06	.41
Class F-1 – actual return	1,000.00	1,029.41	2.06	.41	3.77	.75
Class F-1 – assumed 5% return	1,000.00	1,022.76	2.06	.41	3.76	.75
Class F-2 – actual return	1,000.00	1,029.92	.60	.12	2.32	.46
Class F-2 – assumed 5% return	1,000.00	1,024.20	.60	.12	2.31	.46
Class F-3 – actual return	1,000.00	1,030.40	.15	.03	1.86	.37
Class F-3 – assumed 5% return	1,000.00	1,024.65	.15	.03	1.86	.37

[1]	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).
[2]	The “expenses paid during period” and “annualized expense ratio” do not include the expenses of the underlying funds in which each fund invests.
[3]	The “effective expenses paid during period” are equal to the “effective annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).
[4]	The “effective annualized expense ratio” reflects the net annualized expense ratio of the class plus the class’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests. The annualized weighted average expense ratio of the underlying funds for the period reflects the net actual expense ratio of each underlying fund for the period, annualized and weighted for the fund’s relative average investment therein during the period.

American Funds Portfolio Series	79

Approval of Investment Advisory and Service Agreement

American Funds Portfolio Series’ board has approved the series’ Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) through April 30, 2020. The board approved the agreement following the recommendation of the series’ Contracts Committee (the “committee”), which is composed of all of the series’ independent board members. The board and the committee determined in the exercise of their business judgment that each fund’s advisory fee structure was fair and reasonable in relation to the services provided, and that approving the agreement was in the best interests of each fund and its shareholders.

In reaching this decision, the board and the committee took into account information furnished to them throughout the year and otherwise provided to them, as well as information prepared specifically in connection with their review of the agreement, and were advised by their independent counsel with respect to the matters considered. They considered the following factors, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board and committee member did not necessarily attribute the same weight to each factor.

1. Nature, extent and quality of services

The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of CRMC and the Capital Group organization; the resources and systems CRMC devotes to investment management, compliance, trading, portfolio accounting and other services; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative, compliance and shareholder services provided by CRMC to the funds under the agreement and other agreements, as well as the benefits to each fund’s shareholders from investing in a fund that is part of a large family of funds. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit each fund and its shareholders.

2. Investment results

The board and the committee considered the investment results of each fund in light of its objective. They compared each fund’s investment results with those of other funds (including funds that currently form the basis of the Lipper index for the category in which the fund is included), and data such as relevant market indexes and fund averages, over various periods ended September 30, 2018. This report, including the letter to shareholders and related disclosures, contains certain information about each fund’s investment results.

American Funds Global Growth Portfolio seeks to provide long-term growth of capital. The board and the committee reviewed the fund’s investment results measured against (i) the MSCI All Country World Index and (ii) the Lipper Global Large-Cap Growth Funds Index. They reviewed the results for the one-year, three-year, five-year and lifetime periods, and placed greater emphasis on longer term periods. They noted the fund’s relatively short history and that the fund’s investment results were mixed compared to the results of these indexes.

American Funds Growth Portfolio seeks to provide long-term growth of capital. The board and the committee reviewed the fund’s investment results measured against (i) the Standard & Poor’s 500 Composite Index, (ii) the MSCI All Country World ex USA Index, and (iii) the Lipper Global Multi-Cap Growth Funds Index. They reviewed the results for the one-year, three-year, five-year and lifetime periods, and placed greater emphasis on longer term periods. They noted the fund’s relatively short history and that the fund’s investment results were mixed compared to the results of these indexes.

80	American Funds Portfolio Series

American Funds Growth and Income Portfolio seeks to provide long-term growth of capital while providing current income. The board and the committee reviewed the fund’s investment results measured against (i) the Standard & Poor’s 500 Composite Index, (ii) the MSCI All Country World ex USA Index, (iii) the Bloomberg Barclays Global Aggregate Bond Index and (iv) the Lipper Mixed-Asset Target Allocation Growth Funds Index. They reviewed the results for the one-year, three-year, five-year and lifetime periods, and placed greater emphasis on longer term periods. They noted the fund’s relatively short history and that the fund’s investment results were mixed compared to the results of these indexes.

American Funds Moderate Growth and Income Portfolio seeks to provide current income and long-term growth of capital and income. The board and the committee reviewed the fund’s investment results measured against (i) the Standard & Poor’s 500 Composite Index, (ii) the MSCI All Country World ex USA Index, (iii) the Bloomberg Barclays U.S. Aggregate Index and (iv) the Lipper Mixed-Asset Target Allocation Growth Funds Index. They reviewed the results for the one-year, three-year, five-year and lifetime periods, and placed greater emphasis on longer term periods. They noted the fund’s relatively short history and that the fund’s investment results were mixed compared to the results of these indexes.

American Funds Conservative Growth and Income Portfolio seeks to provide current income and, secondarily, long-term growth of capital. The board and the committee reviewed the fund’s investment results measured against (i) the Standard & Poor’s 500 Composite Index, (ii) the MSCI All Country World ex USA Index, (iii) the Bloomberg Barclays U.S. Aggregate Index and (iv) the Lipper Mixed-Asset Target Allocation Moderate Funds Index. They reviewed the results for the one-year, three-year, five-year and lifetime periods, and placed greater emphasis on longer term periods. They noted the fund’s relatively short history and that the fund’s investment results were mixed compared to the results of these indexes.

American Funds Tax-Advantaged Growth and Income Portfolio seeks to provide current income, a portion of which is exempt from regular federal income tax, while secondarily striving for long-term growth of capital. The board and the committee reviewed the fund’s investment results measured against (i) the Standard & Poor’s 500 Composite Index, (ii) the MSCI All Country World ex USA Index, (iii) the Bloomberg Barclays Municipal Bond Index and (iv) the Lipper Mixed-Asset Target Allocation Moderate Funds Index. They reviewed the results for the one-year, three-year, five-year and lifetime periods, and placed greater emphasis on longer term periods. They noted the fund’s relatively short history and that the fund’s investment results were mixed compared to the results of these indexes.

American Funds Portfolio Series	81

American Funds Preservation Portfolio seeks to provide current income, consistent with preservation of capital. The board and the committee reviewed the fund’s investment results measured against (i) the Bloomberg Barclays 1-5 Year U.S. Government/Credit A+ Index and (ii) the Lipper Short-Intermediate Investment Grade Debt Funds Index. They reviewed the results for the one-year, three-year, five-year and lifetime periods, and placed greater emphasis on longer term periods. They noted the fund’s relatively short history and that the fund’s investment results were mixed compared to the results of these indexes.

American Funds Tax-Exempt Preservation Portfolio seeks to provide current income that is exempt from regular federal income tax, consistent with preservation of capital. The board and the committee reviewed the fund’s investment results measured against (i) the Bloomberg Barclays Municipal Bond 1-7 Years Blend Index, (ii) the Bloomberg Barclays Municipal Short-Intermediate 1-10 Years Index and (ii) the Lipper Short-Intermediate Municipal Debt Funds Index. They reviewed the results for the one-year, three-year, five-year and lifetime periods, and placed greater emphasis on longer term periods. They noted the fund’s relatively short history and that the fund’s investment results generally compared favorably to the results of these indexes.

The board and the committee concluded that each fund’s investment results have been satisfactory for renewal of the agreement and that CRMC’s record in managing the funds indicated that its continued management should benefit each fund and its shareholders.

3. Advisory fees and total expenses

The board and the committee compared the total expense levels of each fund to those of other relevant funds. They observed that each fund’s total expenses were less than the median and average total expenses of those of the other funds included in its Lipper category described above.

The board and the committee also reviewed the fee schedule of the funds (including the fees and total expenses of the underlying American Funds in which the funds invest) to those of other relevant funds. The board and the committee noted CRMC’s prior elimination of the entire advisory fee payable by the funds under the agreement. The board and committee also considered the breakpoint discounts in each underlying fund’s advisory fee structure that reduce the level of fees charged by CRMC to the underlying fund as its assets increase. In addition, they reviewed information regarding the effective advisory fees charged to other clients by CRMC and its affiliates. They noted that, to the extent there were differences between the advisory fees paid by the underlying American Funds and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational, regulatory and market differences between advising the underlying funds and the other clients. The board and the committee concluded that each fund’s cost structure was fair and reasonable in relation to the services provided, and that each fund’s shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the fund.

82	American Funds Portfolio Series

4. Ancillary benefits

The board and the committee considered a variety of other benefits that CRMC and its affiliates receive as a result of CRMC’s relationship with each fund and the underlying American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the funds’ principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC and its institutional management affiliates in managing other investment vehicles. The board and the committee reviewed CRMC’s portfolio trading practices, noting that through December 31, 2018, CRMC benefited from research obtained with commissions from portfolio transactions made on behalf of the underlying American Funds and since that time has undertaken to bear the cost of obtaining such research. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC by the funds.

5. Adviser financial information

The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and related cost allocation methodology as well as its track record of investing in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. They reviewed information on the profitability of the investment adviser and its affiliates. The board and the committee also compared CRMC’s profitability and compensation data to the reported results and data of several large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They also considered CRMC’s sharing of potential economies of scale, or efficiencies, through breakpoints and other fee reductions and costs voluntarily absorbed. The board and the committee concluded that each fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and the funds’ shareholders.

American Funds Portfolio Series	83

Office of the series

6455 Irvine Center Drive
Irvine, CA 92618-4518

Investment adviser

Capital Research and Management Company

333 South Hope Street
Los Angeles, CA 90071-1406

Transfer agent for shareholder accounts

American Funds Service Company

(Write to the address near you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets

JPMorgan Chase Bank

270 Park Avenue
New York, NY 10017-2070

Counsel

Morgan, Lewis & Bockius LLP

One Federal Street
Boston, MA 02110-1726

Independent registered public accounting firm

Deloitte & Touche LLP

695 Town Center Drive
Suite 1000
Costa Mesa, CA 92626-7188

Principal underwriter

American Funds Distributors, Inc.

333 South Hope Street
Los Angeles, CA 90071-1406

84	American Funds Portfolio Series

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the series prospectus and summary prospectuses, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com. Fund shares offered through American Funds Distributors, Inc.

“Proxy Voting Guidelines for American Funds Portfolio Series” — which describes how we vote proxies relating to the underlying funds held in the portfolios — is available on the American Funds website or upon request by calling AFS. The series files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the American Funds website.

Visit the American Funds website for more information on the securities held by the underlying funds in the American Funds Portfolio Series’ portfolios.

American Funds Portfolio Series files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT-EX. This filing is available free of charge on the SEC website. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of shareholders of American Funds Portfolio Series, but it also may be used as sales literature when preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives and operating policies of the series. If used as sales material after June 30, 2019, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

MSCI has not approved, reviewed or produced this report, makes no express or implied warranties or representations and is not liable whatsoever for any data in the report. You may not redistribute the MSCI data or use it as a basis for other indices or investment products.

The Standard & Poor’s 500 Composite Index (“Index”) is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by Capital Group. Copyright © 2019 S&P Dow Jones Indices LLC, a division of S&P Global, and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC.

Bloomberg® is a trademark of Bloomberg Finance L.P. (collectively with its affiliates, “Bloomberg”). Barclays® is a trademark of Barclays Bank Plc (collectively with its affiliates, “Barclays”), used under license. Neither Bloomberg nor Barclays approves or endorses this material, guarantees the accuracy or completeness of any information herein and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

The Capital Advantage®

Since 1931, Capital Group, home of American Funds, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemSM — has resulted in superior outcomes.

Aligned with investor success

We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 27 years of investment experience, including 20 years at our company, reflecting a career commitment to our long-term approach.1

The Capital System

The Capital System combines individual accountability with teamwork. Funds using The Capital System are divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

American Funds’ superior outcomes

Equity funds have beaten their Lipper peer indexes in 92% of 10-year periods and 99% of 20-year periods.2 Fixed income funds have helped investors achieve diversification through attention to correlation between bonds and equities.3 Fund management fees have been among the lowest in the industry.4

[1]	Portfolio manager experience as of December 31, 2018.
[2]	Based on Class F-2 share results for rolling periods through December 31, 2018. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date (except Capital Income Builder and SMALLCAP World Fund, for which the Lipper average was used). Expenses differ for each share class, so results will vary.
[3]	Based on Class F-2 share results, as of December 31, 2018. Fourteen of our 15 American Funds fixed income funds that have been in existence for the three-year period showed a three-year correlation below 0.2. Standard & Poor’s 500 Composite Index was used as an equity market proxy. Correlation based on monthly total returns. Correlation is a statistical measure of how two securities move in relation to each other. A correlation ranges from –1 to 1. A positive correlation close to 1 implies that as one security moves, either up or down, the other security will move in “lockstep,” in the same direction. A negative correlation close to –1 indicates that the securities have moved in the opposite direction.
[4]	On average, our management fees were in the lowest quintile 70% of the time, based on the 20-year period ended December 31, 2018, versus comparable Lipper categories, excluding funds of funds.

Class F-2 shares were first offered on August 1, 2008. Class F-2 share results prior to the date of first sale are hypothetical based on Class A share results without a sales charge, adjusted for typical estimated expenses. Results for certain funds with an inception date after August 1, 2008, also include hypothetical returns because those funds’ Class F-2 shares sold after the funds’ date of first offering. Please see americanfunds.com for more information on specific expense adjustments and the actual dates of first sale.

All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

Not applicable, insofar as the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment

Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)

There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s semi-annual period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FUNDS PORTFOLIO SERIES

By __/s/ Walter R. Burkley____________________
Walter R. Burkley, Executive Vice President and Principal Executive Officer

Date: June 28, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By __/s/ Walter R. Burkley_________________
Walter R. Burkley, Executive Vice President and Principal Executive Officer

Date: June 28, 2019

By ___/s/ Gregory F. Niland __________
Gregory F. Niland, Treasurer and Principal Financial Officer

Date: June 28, 2019